Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

MUNICIPAL BONDS - 99.5%	Par	Value
Alabama - 3.2%
Alabama Community College System
5.00%, 10/01/2028 (Callable 10/01/2026)	$310,000	$323,198
5.25%, 06/01/2043 (Callable 06/01/2033)	500,000	560,339
Alabama Economic Settlement Authority, 4.00%, 09/15/2033 (Callable 09/15/2026)	5,810,000	5,883,535
Alabama Housing Finance Authority
5.00%, 05/01/2026 (a)	6,800,000	6,869,644
5.75%, 04/01/2055 (Callable 04/01/2033)	2,000,000	2,215,811
Auburn University, 5.00%, 06/01/2032 (Callable 06/01/2025)	1,000,000	1,012,762
Birmingham Airport Authority
4.00%, 07/01/2036 (Callable 07/01/2030)	360,000	368,963
4.00%, 07/01/2037 (Callable 07/01/2030)	500,000	511,249
Birmingham-Jefferson Civic Center Authority
5.00%, 05/01/2035 (Callable 05/01/2028)	615,000	649,986
5.00%, 05/01/2036 (Callable 05/01/2028)	870,000	917,555
Black Belt Energy Gas District
5.00%, 12/01/2024	375,000	375,598
5.00%, 12/01/2025	200,000	203,665
5.00%, 06/01/2026	250,000	256,594
4.00%, 12/01/2026	795,000	807,353
5.00%, 12/01/2026	400,000	414,345
4.00%, 12/01/2049 (Callable 09/01/2025) (a)	625,000	628,585
5.00%, 05/01/2053 (a)	11,500,000	12,054,481
5.50%, 11/01/2053 (Callable 09/01/2028) (a)	2,000,000	2,154,792
Chilton County Health Care Authority, 4.00%, 11/01/2045 (Callable 11/01/2025)	205,000	203,153
City of Oxford AL, 3.80%, 09/01/2041 (Callable 10/01/2024) (a)	5,000,000	5,000,000
City of Troy AL, 5.00%, 07/01/2031 (Callable 07/01/2025)	555,000	562,155
County of Elmore AL
4.00%, 05/01/2026	400,000	408,093
4.20%, 05/01/2042 (Callable 05/01/2032)	1,625,000	1,618,210
5.00%, 05/01/2047 (Callable 05/01/2032)	1,000,000	1,060,414
County of Jefferson AL, 5.00%, 09/15/2029 (Callable 03/15/2027)	570,000	598,486
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2041 (Callable 10/01/2033)	1,250,000	1,394,884
5.25%, 10/01/2042 (Callable 10/01/2033)	5,000,000	5,552,561
5.50%, 10/01/2053 (Callable 10/01/2033)	4,000,000	4,403,780
Energy Southeast A Cooperative District
5.00%, 06/01/2030	1,605,000	1,699,352
5.00%, 06/01/2032 (Callable 03/01/2032)	1,600,000	1,761,470
Health Care Authority of the City of Huntsville, 5.00%, 06/01/2053 (Callable 03/01/2030) (a)	5,225,000	5,707,119
Homewood Educational Building Authority
4.00%, 12/01/2033 (Callable 12/01/2029)	785,000	790,609
4.00%, 12/01/2034 (Callable 12/01/2029)	255,000	256,220
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034 (a)	13,000,000	13,193,809
Jefferson County Board of Education/AL, 5.00%, 02/01/2042 (Callable 02/01/2028)	4,620,000	4,810,508
Madison Water & Wastewater Board
4.00%, 12/01/2037 (Callable 12/01/2029)	530,000	541,225
5.25%, 12/01/2053 (Callable 12/01/2033)	5,000,000	5,573,313
Public Building Authority of the City of Clanton, 5.00%, 05/01/2049 (Callable 05/01/2034)	750,000	798,985
Southeast Alabama Gas Supply District
5.00%, 04/01/2027	1,000,000	1,041,431
5.00%, 04/01/2028	2,265,000	2,392,757
Southeast Energy Authority A Cooperative District
5.00%, 07/01/2025	650,000	656,733
5.50%, 01/01/2053 (Callable 09/01/2029) (a)	7,000,000	7,635,203
5.00%, 01/01/2054 (Callable 03/01/2030) (a)	2,750,000	2,961,516
5.25%, 01/01/2054 (Callable 04/01/2029) (a)	11,990,000	12,919,673
		119,750,114

Alaska - 0.4%
Alaska Housing Finance Corp.
4.00%, 06/01/2036 (Callable 06/01/2025)	1,245,000	1,249,351
5.25%, 12/01/2041 (Callable 06/01/2033)	5,375,000	6,028,180
Alaska Industrial Development & Export Authority
4.00%, 04/01/2030 (Callable 04/01/2029)	2,745,000	2,805,458
4.00%, 10/01/2034 (Callable 10/01/2029)	1,585,000	1,607,883
State of Alaska International Airports System, 5.00%, 10/01/2033 (Callable 10/01/2025)	3,080,000	3,130,427
University of Alaska, 4.00%, 10/01/2026 (Callable 11/01/2024)	650,000	650,466
		15,471,765

Arizona - 2.0%
Apache County Unified School District No 8 Window Rock, 4.13%, 07/01/2042 (Callable 07/01/2032)	1,625,000	1,634,333
Arizona Industrial Development Authority
5.00%, 05/01/2028	270,000	148,500
3.55%, 07/15/2029 (Callable 07/15/2027)	850,000	840,735
1.77%, 09/01/2030 (a)(b)	6,173,743	5,812,664
5.00%, 07/01/2031 (Callable 07/01/2027)	515,000	533,626
5.00%, 07/01/2032 (Callable 07/01/2027)	545,000	563,507
5.00%, 07/01/2032 (Callable 07/01/2026)	205,000	210,383
3.63%, 05/20/2033	5,913,196	5,795,593
5.00%, 07/01/2033 (Callable 07/01/2027)	575,000	593,560
5.00%, 07/01/2033 (Callable 07/01/2026)	340,000	348,500
4.00%, 07/01/2034 (Callable 07/01/2026)	230,000	230,887
4.00%, 07/01/2035 (Callable 07/01/2026)	475,000	476,439
4.50%, 04/01/2044 (Callable 04/01/2033)	2,000,000	2,029,886
5.00%, 03/01/2045 (Callable 05/01/2026) (a)	1,000,000	1,032,510
5.25%, 11/01/2048 (Callable 11/01/2032)	1,500,000	1,623,513
5.00%, 02/01/2058 (Callable 09/01/2026) (a)	5,190,000	5,393,500
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2028 (c)	1,800,000	1,916,357
5.00%, 07/01/2035 (Callable 07/01/2025)	2,450,000	2,478,668
5.25%, 07/01/2047 (Callable 07/01/2033)	2,490,000	2,806,897
City of Sedona AZ Excise Tax Revenue
5.00%, 07/01/2036 (Callable 07/01/2033)	125,000	142,271
5.00%, 07/01/2037 (Callable 07/01/2033)	125,000	141,497
5.00%, 07/01/2038 (Callable 07/01/2033)	125,000	140,830
5.00%, 07/01/2039 (Callable 07/01/2033)	120,000	134,023
5.00%, 07/01/2040 (Callable 07/01/2033)	75,000	83,184
5.00%, 07/01/2041 (Callable 07/01/2033)	100,000	110,218
5.00%, 07/01/2042 (Callable 07/01/2033)	100,000	109,772
5.00%, 07/01/2043 (Callable 07/01/2033)	125,000	136,682
4.00%, 07/01/2044 (Callable 07/01/2033)	200,000	201,596
5.00%, 07/01/2054 (Callable 07/01/2033)	250,000	267,169
Industrial Development Authority of the City of Phoenix Arizona, 4.00%, 10/01/2047 (Callable 10/01/2026)	90,000	85,798
Industrial Development Authority of the County of Pima
4.45%, 07/01/2044 (Callable 07/01/2034)	400,000	404,160
4.70%, 07/01/2044 (Callable 07/01/2033)	500,000	514,888
4.60%, 07/01/2049 (Callable 07/01/2034)	475,000	478,855
4.80%, 07/01/2049 (Callable 07/01/2033)	800,000	817,628
4.65%, 07/01/2054 (Callable 07/01/2034)	575,000	585,787
4.90%, 07/01/2054 (Callable 07/01/2033)	1,000,000	1,031,850
Industrial Development Authority of the County of Yavapai, 5.00%, 08/01/2025	600,000	608,102
La Paz County Industrial Development Authority, 5.00%, 02/15/2026 (b)	230,000	232,225
Maricopa County & Phoenix Industrial Development Authorities
5.45%, 09/01/2048 (Callable 09/01/2032)	750,000	797,685
4.80%, 09/01/2049 (Callable 03/01/2033)	1,400,000	1,429,918
4.85%, 09/01/2054 (Callable 03/01/2033)	2,200,000	2,263,391
5.55%, 09/01/2054 (Callable 09/01/2032)	1,000,000	1,065,436
Maricopa County Industrial Development Authority
5.00%, 07/01/2028	755,000	799,489
5.00%, 12/01/2037 (Callable 06/01/2034)	2,600,000	2,973,374
5.00%, 01/01/2040 (Callable 01/01/2025)	3,740,000	3,826,156
4.00%, 01/01/2045 (Callable 07/01/2030)	7,000,000	7,008,380
Maricopa County Pollution Control Corp., 3.88%, 01/01/2038 (a)	4,700,000	4,853,848
Maricopa County School District No 83-Cartwright Elementary, 5.00%, 07/01/2043 (Callable 07/01/2033)	650,000	720,084
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2045 (Callable 01/01/2031)	1,140,000	1,238,261
5.00%, 01/01/2048 (Callable 01/01/2034)	3,500,000	3,888,346
Tucson Industrial Development Authority/Pima County Industrial Development Auth
4.60%, 07/01/2044 (Callable 07/01/2033)	490,000	501,047
4.85%, 07/01/2048 (Callable 07/01/2032)	665,000	682,879
4.75%, 07/01/2049 (Callable 07/01/2033)	250,000	254,975
4.80%, 07/01/2054 (Callable 07/01/2033)	1,000,000	1,026,130
		74,025,992

Arkansas - 1.1%
Arkadelphia Water & Sewer System, 4.75%, 12/01/2043 (Callable 06/01/2029)	1,210,000	1,257,803
Arkansas Development Finance Authority
4.00%, 12/01/2031 (Callable 12/01/2027)	380,000	389,601
5.00%, 02/01/2032 (Callable 02/01/2031)	1,255,000	1,332,293
4.00%, 12/01/2032 (Callable 12/01/2027)	400,000	410,188
5.00%, 02/01/2033 (Callable 02/01/2031)	1,250,000	1,323,975
5.00%, 02/01/2034 (Callable 02/01/2031)	1,500,000	1,581,681
4.00%, 12/01/2035 (Callable 12/01/2027)	445,000	453,813
4.00%, 12/01/2038 (Callable 12/01/2027)	275,000	276,796
4.25%, 07/01/2041 (Callable 07/01/2028)	500,000	448,866
4.59%, 09/01/2044 (Callable 10/01/2024) (a)	5,045,000	5,045,000
6.88%, 07/01/2048 (Callable 07/01/2028) (b)(c)	1,000,000	1,107,802
5.00%, 07/01/2054 (Callable 07/01/2033)	2,750,000	2,918,980
Arkansas Technical University, 4.00%, 06/01/2028 (Callable 11/01/2024)	1,025,000	1,025,891
Benton Washington Regional Public Water Authority
4.00%, 10/01/2033 (Callable 10/01/2029)	250,000	258,530
4.25%, 10/01/2054 (Callable 10/01/2029)	1,210,000	1,212,670
Carroll-Boone Water District
3.00%, 12/01/2028 (Callable 12/01/2025)	780,000	780,169
3.00%, 12/01/2029 (Callable 12/01/2025)	505,000	505,046
3.00%, 12/01/2030 (Callable 12/01/2025)	630,000	629,218
City of Batesville AR Sales & Use Tax
4.00%, 02/01/2041 (Callable 02/01/2031)	880,000	896,095
4.00%, 02/01/2049 (Callable 02/01/2031)	2,245,000	2,213,784
City of Beebe AR Water & Sewer System, 3.00%, 08/01/2041 (Callable 08/01/2028)	1,500,000	1,332,151
City of Cabot AR Sales & Use Tax Revenue, 3.00%, 12/01/2056 (Callable 12/01/2028)	2,700,000	2,332,460
City of Fayetteville AR, 3.05%, 01/01/2047 (Callable 01/01/2027)	270,000	267,306
City of Fort Smith AR Water & Sewer Revenue
5.00%, 10/01/2034 (Callable 10/01/2028)	255,000	273,561
5.00%, 10/01/2035 (Callable 10/01/2028)	1,850,000	1,980,149
City of Heber Springs AR Water & Sewer Revenue, 3.00%, 11/01/2034 (Callable 11/01/2024)	685,000	652,171
City of Maumelle AR
4.00%, 08/01/2028 (Callable 08/01/2025)	290,000	291,983
4.00%, 08/01/2029 (Callable 08/01/2025)	700,000	704,572
City of Maumelle AR Sales & Use Tax, 4.00%, 08/01/2026 (Callable 08/01/2025)	25,000	25,171
City of Osceola AR Sales & Use Tax, 4.13%, 06/01/2049 (Callable 06/01/2031)	1,250,000	1,250,494
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	440,000	428,997
City of Springdale AR Sales & Use Tax Revenue, 5.00%, 08/01/2038 (Callable 02/01/2030)	240,000	258,964
City of West Memphis AR Public Utility System Revenue
5.00%, 12/01/2032 (Callable 12/01/2031) (d)	225,000	249,241
5.00%, 12/01/2033 (Callable 12/01/2031) (d)	200,000	220,339
5.00%, 12/01/2034 (Callable 12/01/2031) (d)	200,000	219,534
3.00%, 12/01/2041 (Callable 12/01/2028)	1,750,000	1,507,323
4.00%, 12/01/2044 (Callable 12/01/2031) (d)	1,000,000	988,557
4.25%, 12/01/2049 (Callable 12/01/2031) (d)	1,000,000	995,848
Conway Health Facilities Board, 5.00%, 08/01/2029 (Callable 08/01/2026)	360,000	369,531
County of Madison AR Sales & Use Tax, 4.25%, 12/01/2058 (Callable 12/01/2030)	3,265,000	3,329,861
National Park College District, 3.00%, 05/01/2025 (Callable 11/01/2024)	235,000	233,956
University of Central Arkansas
4.00%, 11/01/2027 (Callable 11/01/2025)	340,000	342,171
4.00%, 11/01/2028 (Callable 11/01/2025)	250,000	251,547
		42,574,088

California - 3.3%
Acalanes Union High School District
5.65%, 08/01/2028	130,000	141,616
6.25%, 08/01/2035 (Callable 08/01/2029)	490,000	570,335
6.35%, 08/01/2039 (Callable 08/01/2029)	350,000	404,378
Alameda Corridor Transportation Authority, 5.00%, 10/01/2037 (Callable 10/01/2026)	500,000	512,590
Alvord Unified School District, 0.00%, 08/01/2046 (Callable 08/01/2036)	450,000	536,788
Antelope Valley Community College District
0.00%, 08/01/2029 (e)	650,000	574,048
0.00%, 08/01/2031 (e)	1,000,000	826,791
Burbank Unified School District, 4.53%, 02/01/2038 (Callable 08/01/2028)	210,000	219,412
California Community Choice Financing Authority, 5.25%, 01/01/2054 (Callable 10/01/2030) (a)	5,800,000	6,266,220
California Enterprise Development Authority
5.00%, 06/01/2029	245,000	271,997
5.00%, 06/01/2030	260,000	292,932
5.00%, 06/01/2031	265,000	302,564
5.00%, 06/01/2032	280,000	323,904
5.00%, 06/01/2034 (Callable 06/01/2033)	285,000	333,092
5.00%, 06/01/2035 (Callable 06/01/2033)	215,000	250,300
5.00%, 06/01/2036 (Callable 06/01/2033)	230,000	267,138
5.00%, 06/01/2038 (Callable 06/01/2033)	250,000	287,786
5.00%, 06/01/2040 (Callable 06/01/2033)	355,000	404,908
4.00%, 06/01/2049 (Callable 06/01/2033)	1,000,000	1,001,283
California Health Facilities Financing Authority, 3.85%, 11/15/2027 (Callable 02/15/2026)	1,850,000	1,862,859
California Housing Finance Agency
5.20%, 12/01/2027 (Callable 06/01/2027) (b)	2,350,000	2,379,563
3.75%, 03/25/2035	4,320,487	4,411,886
5.00%, 05/01/2054 (Callable 09/01/2026) (a)	4,600,000	4,784,068
3.60%, 08/01/2063 (Callable 02/01/2026) (a)	1,500,000	1,511,848
California Infrastructure & Economic Development Bank, 3.85% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 06/01/2025)	250,000	249,905
California Municipal Finance Authority
5.00%, 05/15/2031	470,000	526,785
5.00%, 05/15/2036 (Callable 11/15/2028)	1,000,000	1,067,169
1.30%, 02/01/2039 (a)(b)	1,750,000	1,737,914
4.00%, 05/15/2039 (Callable 05/15/2031)	175,000	179,946
5.00%, 08/15/2040 (Callable 08/15/2031)	320,000	345,350
5.00%, 08/15/2041 (Callable 08/15/2031)	335,000	360,113
5.00%, 08/15/2042 (Callable 08/15/2031)	230,000	246,424
5.00%, 08/15/2043 (Callable 08/15/2031)	370,000	395,167
5.25%, 08/15/2053 (Callable 08/15/2031)	900,000	957,878
California Public Finance Authority
2.38%, 11/15/2028 (Callable 10/22/2024) (b)	2,395,000	2,366,765
3.13%, 05/15/2029 (Callable 10/22/2024) (b)	2,510,000	2,477,736
California State Public Works Board, 3.00%, 10/01/2035 (Callable 10/01/2026)	510,000	485,461
California State University, 3.13%, 11/01/2051 (Callable 05/01/2026) (a)	5,000,000	5,030,989
California Statewide Communities Development Authority
5.00%, 04/01/2037 (Callable 04/01/2030)	350,000	382,636
5.00%, 04/01/2038 (Callable 04/01/2030)	400,000	434,325
Chawanakee Unified School District, 4.00%, 08/01/2026	110,000	112,673
City of Palo Alto CA, 5.00%, 11/01/2036 (Callable 11/01/2028)	1,295,000	1,407,823
City of San Mateo CA, 5.25%, 09/01/2040 (Callable 09/01/2032)	1,250,000	1,378,714
City of Vernon CA Electric System Revenue, 5.00%, 10/01/2025	2,250,000	2,291,564
College of the Sequoias Tulare Area Improvement District No 3, 0.00%, 08/01/2042 (Callable 08/01/2037)	940,000	802,226
Compton Community College District, 0.00%, 08/01/2034 (e)	450,000	330,951
Compton Community Redevelopment Agency Successor Agency, 5.00%, 08/01/2037 (Callable 08/01/2032)	1,300,000	1,455,547
Denair Unified School District, 6.50%, 08/01/2031	130,000	153,137
Enterprise Elementary School District, 6.20%, 08/01/2035 (Callable 08/01/2031)	155,000	190,104
Escondido Union High School District, 0.00%, 08/01/2035 (e)	500,000	358,280
Freddie Mac Multifamily ML Certificates, 2.25%, 09/25/2037	7,903,069	6,769,960
Freddie Mac Multifamily Variable Rate Certificate, 2.88%, 07/25/2036	7,156,287	6,689,498
Gonzales Public Financing Authority, 3.95%, 05/01/2044 (Callable 11/01/2025) (a)	5,725,000	5,770,939
Grossmont Union High School District, 3.00%, 08/01/2033 (Callable 08/01/2026)	1,750,000	1,721,709
Hayward Unified School District, 0.00%, 08/01/2034 (e)	500,000	364,887
Hueneme Elementary School District, 4.00%, 08/01/2037 (Callable 08/01/2028)	500,000	508,908
Indio Finance Authority, 5.25%, 11/01/2042 (Callable 11/01/2032)	1,000,000	1,135,804
Inglewood Unified School District School Facilities Financing Authority, 5.25%, 10/15/2026	2,265,000	2,298,804
Long Beach Bond Finance Authority, 5.00%, 11/15/2029	50,000	53,691
Los Angeles County Development Authority, 3.75%, 12/01/2046 (Callable 02/01/2026) (a)	1,100,000	1,112,442
Manteca Unified School District, 0.00%, 09/01/2025 (e)	225,000	218,725
Mayers Memorial Hospital District
0.00%, 08/01/2027 (e)	260,000	230,611
0.00%, 08/01/2028 (e)	290,000	246,535
Morongo Unified School District, 0.00%, 08/01/2041 (Callable 08/01/2030)	140,000	146,045
Mount San Antonio Community College District, 0.00%, 08/01/2043 (Callable 08/01/2035)	1,290,000	1,302,269
Mountain Empire Unified School District, 6.25%, 08/01/2048 (Callable 08/01/2032)	500,000	578,806
Newman-Crows Landing Unified School District/CA, 0.00%, 08/01/2025 (e)	1,850,000	1,803,034
Palomar Community College District, 0.00%, 08/01/2039 (Callable 08/01/2035)	740,000	883,670
Perris Union High School District/CA, 3.00%, 09/01/2037 (Callable 09/01/2029)	800,000	764,949
Rio Hondo Community College District, 6.85%, 08/01/2042 (Callable 08/01/2034)	1,440,000	1,897,085
River Islands Public Financing Authority
4.00%, 09/01/2038 (Callable 09/01/2030)	200,000	207,221
4.25%, 09/01/2042 (Callable 09/01/2029)	1,000,000	1,024,981
5.00%, 09/01/2042 (Callable 09/01/2029)	3,250,000	3,583,468
4.25%, 09/01/2043 (Callable 09/01/2030)	1,500,000	1,534,744
4.25%, 09/01/2043 (Callable 09/01/2030)	660,000	675,287
4.50%, 09/01/2047 (Callable 09/01/2029)	1,250,000	1,292,548
4.50%, 09/01/2048 (Callable 09/01/2030)	850,000	877,628
Rocklin Unified School District, 0.00%, 08/01/2026 (e)	5,365,000	5,084,027
Sacramento City Unified School District/CA
5.00%, 07/01/2025 (Callable 10/22/2024)	505,000	505,476
5.50%, 08/01/2047 (Callable 08/01/2030)	2,000,000	2,217,706
San Jacinto Unified School District, 3.00%, 09/01/2028	215,000	216,002
San Mateo Union High School District, 0.00%, 09/01/2041 (Callable 09/01/2036)	6,050,000	6,486,803
Santa Monica-Malibu Unified School District, 3.00%, 08/01/2036 (Callable 08/01/2026)	600,000	575,136
Saugus Union School District Financing Authority, 4.00%, 09/01/2037 (Callable 09/01/2027)	625,000	641,900
Sierra Joint Community College District School Facilities District No 1, 0.00%, 08/01/2031 (e)	370,000	304,063
Solano County Community College District, 5.13%, 08/01/2041 (Callable 08/01/2028)	655,000	716,769
Southern Kern Unified School District, 0.00%, 11/01/2034 (e)	425,000	309,257
Tender Option Bond Trust Receipts/Certificates, 2.95%, 04/01/2043 (Callable 03/01/2025) (a)(b)	2,180,000	2,180,000
Tulare Union High School District, 0.00%, 08/01/2025 (e)	1,745,000	1,703,075
Washington Township Health Care District
4.13%, 08/01/2041 (Callable 08/01/2033)	250,000	261,421
4.13%, 08/01/2042 (Callable 08/01/2033)	300,000	311,619
4.25%, 08/01/2043 (Callable 08/01/2033)	275,000	286,648
4.25%, 08/01/2045 (Callable 08/01/2033)	400,000	411,496
Waterford Unified School District/CA, 4.00%, 08/01/2042 (Callable 08/01/2032)	1,455,000	1,496,946
West Hills Community College District, 5.10%, 08/01/2035 (Callable 08/01/2027)	50,000	52,733
Woodlake Union High School District, 0.00%, 08/01/2033 (e)	1,880,000	1,275,383
Yorba Linda Redevelopment Agency Successor Agency, 0.00%, 09/01/2028 (e)	560,000	490,241
		123,684,837

Colorado - 3.1%
Arkansas River Power Authority
5.00%, 10/01/2026	610,000	625,027
5.88%, 10/01/2026	3,510,000	3,607,471
Baseline Metropolitan District No 1
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	600,048
5.00%, 12/01/2038 (Callable 12/01/2029)	500,000	545,135
5.00%, 12/01/2039 (Callable 12/01/2029)	500,000	543,386
Bromley Park Metropolitan District No 2
5.50%, 12/01/2038 (Callable 12/01/2033)	200,000	229,070
5.50%, 12/01/2043 (Callable 12/01/2033)	440,000	496,035
5.38%, 12/01/2053 (Callable 12/01/2033)	1,000,000	1,105,487
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2026 (c)	4,700,000	4,889,230
5.25%, 11/15/2027 (c)	1,000,000	1,067,999
5.00%, 12/01/2028 (c)	2,000,000	2,142,360
City & County of Denver CO Pledged Excise Tax Revenue
0.00%, 08/01/2030 (Callable 08/01/2026) (e)	500,000	402,041
0.00%, 08/01/2032 (Callable 08/01/2026) (e)	365,000	268,799
City of Commerce City CO
5.00%, 12/15/2029 (Callable 12/15/2027)	310,000	332,706
5.00%, 12/15/2030 (Callable 12/15/2027)	500,000	535,667
City of Fort Lupton CO
5.00%, 12/01/2029 (Callable 12/01/2027)	250,000	267,554
5.00%, 12/01/2030 (Callable 12/01/2027)	350,000	374,245
City of Thornton CO, 3.00%, 12/01/2037 (Callable 12/01/2029)	1,825,000	1,681,918
Colorado Educational & Cultural Facilities Authority
4.00%, 12/15/2025 (b)	845,000	844,403
3.75%, 07/01/2026 (b)	500,000	499,883
4.00%, 05/01/2029 (Callable 05/01/2028)	260,000	266,046
5.00%, 05/15/2029 (Callable 05/15/2026)	2,455,000	2,518,846
5.00%, 08/15/2030 (Callable 11/01/2024)	1,110,000	1,111,374
2.00%, 09/01/2030 (Callable 09/01/2028)	205,000	190,637
4.00%, 07/01/2032	45,000	46,644
5.00%, 08/15/2034 (Callable 11/01/2024)	1,000,000	1,002,706
4.00%, 03/01/2035 (Callable 03/01/2027)	450,000	456,291
4.00%, 03/01/2037 (Callable 03/01/2027)	700,000	706,966
Colorado Health Facilities Authority
5.00%, 08/01/2028	5,575,000	6,030,548
2.63%, 05/15/2029 (Callable 11/01/2024)	3,545,000	3,416,909
5.00%, 12/01/2030 (Callable 06/01/2025)	405,000	407,115
5.25%, 11/01/2035 (Callable 11/01/2032)	1,100,000	1,261,945
5.00%, 08/01/2036 (Callable 08/01/2029)	150,000	160,233
5.25%, 11/01/2036 (Callable 11/01/2032)	1,160,000	1,321,063
4.00%, 10/01/2037 (Callable 10/01/2030)	820,000	831,211
4.00%, 12/01/2042 (Callable 11/01/2024)	375,000	368,667
4.00%, 01/15/2045 (Callable 01/15/2026)	120,000	115,940
5.00%, 08/01/2049 (Callable 02/01/2025) (a)	2,000,000	2,009,986
3.70% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	10,000,000	9,954,321
5.00%, 05/15/2062 (Callable 02/17/2026) (a)	4,175,000	4,311,972
Colorado Housing and Finance Authority
3.50%, 11/01/2043 (Callable 05/01/2026) (a)	1,000,000	1,007,824
4.00%, 05/01/2048 (Callable 11/01/2026)	115,000	115,444
4.25%, 11/01/2049 (Callable 11/01/2028)	1,150,000	1,167,832
5.25%, 11/01/2052 (Callable 11/01/2031)	3,610,000	3,769,940
6.00%, 11/01/2052 (Callable 11/01/2031)	180,000	194,483
Colorado School of Mines, 4.02% (SIFMA Municipal Swap Index + 0.87%), 12/01/2025 (Callable 06/01/2025)	4,855,000	4,855,459
Colorado Springs School District No 11 Facilities Corp.
5.00%, 12/15/2041 (Callable 12/15/2033)	500,000	557,364
5.00%, 12/15/2044 (Callable 12/15/2033)	650,000	716,907
5.25%, 12/15/2048 (Callable 12/15/2033)	1,500,000	1,678,198
Colorado Water Resources & Power Development Authority
5.50%, 09/01/2043 (Callable 09/01/2033)	400,000	458,379
5.00%, 09/01/2048 (Callable 09/01/2033)	300,000	327,037
Crystal Valley Metropolitan District No 2
4.00%, 12/01/2037 (Callable 12/01/2030)	800,000	824,332
4.00%, 12/01/2038 (Callable 12/01/2030)	1,000,000	1,024,458
4.00%, 12/01/2039 (Callable 12/01/2030)	1,785,000	1,820,519
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	3,750,000	3,890,872
Denver Convention Center Hotel Authority, 5.00%, 12/01/2030 (Callable 12/01/2026)	1,000,000	1,027,898
Denver Health & Hospital Authority
5.00%, 12/01/2025	400,000	406,706
5.00%, 12/01/2027	340,000	356,578
4.25%, 12/01/2033 (Callable 11/01/2024)	275,000	275,032
4.00%, 12/01/2040 (Callable 12/01/2029)	1,500,000	1,414,162
5.25%, 12/01/2045 (Callable 11/01/2024)	485,000	485,286
Denver Urban Renewal Authority, 5.00%, 12/01/2025 (Callable 11/01/2024)	200,000	200,266
E-470 Public Highway Authority, 0.00%, 09/01/2029 (e)	2,550,000	2,190,141
Grand River Hospital District
5.25%, 12/01/2030 (Callable 12/01/2028)	350,000	377,025
5.25%, 12/01/2031 (Callable 12/01/2028)	1,190,000	1,277,285
5.25%, 12/01/2035 (Callable 12/01/2028)	845,000	892,421
Midtown Clear Creek Metropolitan District, 5.50%, 12/01/2043 (Callable 12/01/2033)	425,000	482,435
Park Creek Metropolitan District
5.00%, 12/01/2034 (Callable 12/01/2025)	500,000	509,807
5.00%, 12/01/2036 (Callable 12/01/2032)	225,000	251,266
5.00%, 12/01/2037 (Callable 12/01/2032)	275,000	306,198
5.00%, 12/01/2038 (Callable 12/01/2032)	300,000	332,346
5.00%, 12/01/2041 (Callable 12/01/2025)	2,505,000	2,538,030
5.00%, 12/01/2045 (Callable 12/01/2025)	1,480,000	1,495,801
Prairie Center Metropolitan District No 7, 4.13%, 12/15/2036 (Callable 12/15/2025)	165,000	153,399
Ravenna Metropolitan District
5.00%, 12/01/2038 (Callable 12/01/2033)	725,000	793,435
5.00%, 12/01/2043 (Callable 12/01/2033)	1,650,000	1,757,484
Regional Transportation District
5.00%, 01/15/2028	1,500,000	1,591,052
5.00%, 01/15/2031	1,715,000	1,888,913
Regional Transportation District Sales Tax Revenue, 5.00%, 11/01/2033 (Callable 11/01/2027)	500,000	534,098
State of Colorado
4.00%, 12/15/2037 (Callable 12/15/2028)	705,000	718,835
5.25%, 03/15/2042 (Callable 03/15/2027)	5,535,000	5,789,143
Stetson Ridge Metropolitan District No 3, 2.00%, 12/01/2030	705,000	649,771
Timnath Ranch Metropolitan District No 4, 4.25%, 12/01/2054 (Callable 12/01/2034)	1,000,000	1,005,082
Trails at Crowfoot Metropolitan District No 3, 5.00%, 12/01/2039 (Callable 06/01/2034)	500,000	554,910
Vauxmont Metropolitan District
5.00%, 12/15/2028 (Callable 12/15/2024)	125,000	129,234
5.00%, 12/15/2029 (Callable 12/15/2024)	125,000	129,234
5.00%, 12/15/2030 (Callable 12/15/2024)	125,000	129,225
5.00%, 12/15/2031 (Callable 12/15/2024)	135,000	139,552
3.25%, 12/15/2050 (Callable 12/15/2024)	4,665,000	4,027,915
Vista Ridge Metropolitan District
5.00%, 12/01/2025	600,000	614,831
5.00%, 12/01/2026	460,000	482,835
		115,864,563

Connecticut - 0.4%
City of West Haven CT
5.00%, 02/15/2026	400,000	410,412
5.00%, 02/15/2028	350,000	374,517
5.00%, 02/15/2030	450,000	495,016
5.00%, 02/15/2032	350,000	390,441
5.00%, 02/15/2034	400,000	454,444
5.00%, 02/15/2036 (Callable 02/15/2034)	200,000	225,439
5.00%, 02/15/2040 (Callable 02/15/2034)	100,000	109,713
4.00%, 02/15/2044 (Callable 02/15/2034)	250,000	248,867
Connecticut Housing Finance Authority
5.00%, 11/15/2026	395,000	412,976
5.00%, 05/15/2027	440,000	464,162
5.00%, 11/15/2027	445,000	474,022
5.00%, 05/15/2028	210,000	225,379
5.00%, 11/15/2028	225,000	243,121
5.00%, 05/15/2029	230,000	251,163
5.00%, 11/15/2029	125,000	137,531
5.00%, 11/15/2030	160,000	175,487
4.00%, 11/15/2047 (Callable 11/15/2026)	45,000	45,122
4.00%, 05/15/2049 (Callable 11/15/2028)	800,000	810,283
3.50%, 11/15/2051 (Callable 05/15/2031)	3,435,000	3,439,986
Connecticut State Health & Educational Facilities Authority, 2.95%, 07/01/2049 (a)	4,300,000	4,318,409
State of Connecticut, 4.14% (SIFMA Municipal Swap Index + 0.99%), 03/01/2025	375,000	375,680
Town of Hamden CT
5.00%, 08/15/2026	125,000	130,648
5.00%, 08/15/2028	365,000	396,760
5.00%, 08/15/2029	575,000	635,606
5.00%, 08/15/2032	1,000,000	1,144,574
		16,389,758

Delaware - 0.0%(f)
Delaware Municipal Electric Corp., 4.00%, 07/01/2036 (Callable 07/01/2031)	330,000	342,026

District of Columbia - 0.9%
District of Columbia Housing Finance Agency
5.00%, 12/01/2026 (Callable 12/01/2025) (a)	5,165,000	5,271,116
0.50%, 03/01/2027 (Callable 08/01/2024) (a)	2,675,000	2,675,000
4.00%, 09/01/2040 (Callable 03/01/2025) (a)	3,670,000	3,680,388
District of Columbia Water & Sewer Authority, 3.00%, 10/01/2057 (Callable 07/01/2027) (a)	7,600,000	7,615,806
Metropolitan Washington Airports Authority
6.50%, 10/01/2044 (Callable 10/01/2028)	3,015,000	3,342,959
6.50%, 10/01/2044 (Callable 10/01/2028)	2,670,000	2,974,723
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2028 (c)	2,600,000	2,773,480
5.00%, 10/01/2033 (Callable 10/01/2025)	250,000	254,093
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2029 (e)	110,000	94,226
5.00%, 10/01/2033 (Callable 10/01/2028)	730,000	787,136
5.00%, 10/01/2038 (Callable 10/01/2028)	330,000	351,771
Tender Option Bond Trust Receipts/Certificates, 2.95%, 07/01/2063 (Callable 07/01/2037) (a)(b)	2,700,000	2,700,000
		32,520,698

Florida - 3.8%
Alachua County Health Facilities Authority, 5.00%, 12/01/2027 (Callable 12/01/2024)	815,000	817,645
Broward County Housing Finance Authority
3.50%, 04/01/2041 (Callable 10/01/2025) (a)	3,000,000	3,011,867
4.05%, 09/01/2056 (a)	1,000,000	1,012,691
3.40%, 03/01/2057 (Callable 03/01/2025) (a)	1,620,000	1,622,102
Capital Trust Agency, Inc.
5.00%, 12/15/2029 (Callable 06/15/2026)	800,000	809,241
4.00%, 06/01/2041 (Callable 06/01/2028)	330,000	317,467
4.00%, 06/01/2056 (Callable 06/01/2028)	485,000	428,298
Capital Trust Authority, 5.00%, 06/15/2034 (Callable 06/15/2032)	610,000	645,462
Central Florida Expressway Authority, 5.00%, 07/01/2037 (Callable 07/01/2029)	1,325,000	1,431,535
Central Florida Tourism Oversight District
4.00%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,013,845
5.00%, 06/01/2035 (Callable 06/01/2026)	5,000,000	5,148,936
City of Cape Coral FL Water & Sewer Revenue
5.60%, 03/01/2048 (Callable 03/01/2033)	5,000,000	5,673,580
5.25%, 10/01/2053 (Callable 10/01/2033)	1,250,000	1,411,560
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	7,000,000	8,017,698
City of Fort Myers FL
5.00%, 12/01/2029 (Callable 12/01/2025)	475,000	486,023
4.00%, 12/01/2037 (Callable 12/01/2025)	1,000,000	1,006,385
4.00%, 12/01/2038 (Callable 12/01/2025)	500,000	503,003
City of Jacksonville FL
4.00%, 11/01/2032 (Callable 11/01/2029)	375,000	381,386
3.15%, 08/01/2036 (Callable 11/01/2024) (a)	8,800,000	8,800,000
4.00%, 11/01/2040 (Callable 11/01/2024)	65,000	62,862
City of Orlando FL Tourist Development Tax Revenue, 5.00%, 11/01/2034 (Callable 11/01/2027)	775,000	811,741
City of Tallahassee FL
5.00%, 12/01/2029 (Callable 12/01/2025)	610,000	620,163
5.00%, 12/01/2040 (Callable 06/01/2025)	1,260,000	1,263,277
City of Tampa FL, 5.25%, 05/01/2043 (Callable 05/01/2028)	5,000,000	5,258,454
Collier County Educational Facilities Authority
5.00%, 06/01/2026	1,840,000	1,864,474
5.00%, 06/01/2028	1,775,000	1,827,320
5.00%, 06/01/2029	1,065,000	1,103,536
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2030) (a)	1,250,000	1,379,665
County of Charlotte FL, 5.00%, 10/01/2028 (Callable 10/01/2025)	1,420,000	1,445,032
County of Hillsborough FL Utility Revenue, 3.00%, 08/01/2038 (Callable 08/01/2026)	3,095,000	2,863,521
County of Miami-Dade FL
5.00%, 06/01/2027 (Callable 06/01/2025)	2,500,000	2,532,974
6.88%, 10/01/2034 (Callable 10/01/2029)	405,000	480,215
7.00%, 10/01/2039 (Callable 10/01/2029)	390,000	460,697
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2025 (c)	1,000,000	1,017,235
5.00%, 10/01/2032 (Callable 10/01/2026)	360,000	372,086
5.00%, 10/01/2041 (Callable 10/01/2026)	2,585,000	2,638,953
County of Seminole FL, 5.00%, 10/01/2052 (Callable 10/01/2032)	2,500,000	2,691,338
Escambia County Health Facilities Authority, 5.00%, 08/15/2035 (Callable 02/15/2030)	820,000	869,629
Escambia County Housing Finance Authority, 3.80%, 06/01/2027 (a)	4,500,000	4,554,779
Florida Development Finance Corp.
4.00%, 06/01/2025 (b)	110,000	109,866
4.00%, 06/01/2026 (b)	225,000	224,631
5.00%, 04/01/2028	400,000	429,054
5.00%, 04/01/2029	250,000	272,342
5.00%, 06/15/2034 (Callable 06/15/2027)	800,000	824,293
5.25%, 06/15/2034 (Callable 06/15/2032)	1,250,000	1,337,857
5.00%, 06/15/2040 (Callable 06/15/2027)	1,650,000	1,681,044
Florida Gulf Coast University Financing Corp., 5.00%, 08/01/2029 (Callable 02/01/2028)	600,000	637,025
Florida Higher Educational Facilities Financial Authority, 5.00%, 04/01/2029 (Callable 04/01/2026)	950,000	973,390
Florida Housing Finance Corp.
5.00%, 12/01/2026 (a)	3,000,000	3,061,636
3.35%, 10/01/2027 (a)	2,250,000	2,259,477
4.20%, 01/01/2045 (Callable 01/01/2028)	595,000	587,720
4.00%, 07/01/2047 (Callable 07/01/2025)	25,000	24,980
3.00%, 01/01/2052 (Callable 01/01/2030)	840,000	829,933
5.50%, 01/01/2054 (Callable 01/01/2032)	2,395,000	2,542,684
6.25%, 01/01/2055 (Callable 07/01/2033)	1,500,000	1,690,471
Florida Municipal Power Agency
4.00%, 10/01/2030 (Callable 10/01/2027)	500,000	516,313
5.00%, 10/01/2030 (Callable 10/01/2026)	495,000	514,504
Highlands County Health Facilities Authority, 3.15%, 11/15/2035 (Callable 11/01/2024) (a)	2,955,000	2,955,000
Jacksonville Housing Authority, 5.00%, 02/01/2034 (Callable 02/01/2033)	4,000,000	4,315,299
Lee County Housing Finance Authority
3.50%, 02/01/2027 (a)	1,000,000	1,004,552
3.55%, 08/01/2027 (Callable 02/01/2025) (a)	1,500,000	1,501,786
Miami Beach Redevelopment Agency, 5.00%, 02/01/2027 (Callable 11/01/2024)	1,000,000	1,003,635
Miami-Dade County Educational Facilities Authority
4.00%, 04/01/2032 (Callable 11/01/2024)	200,000	200,085
4.00%, 04/01/2037 (Callable 11/01/2024)	200,000	200,058
Miami-Dade County Housing Finance Authority
4.05%, 09/01/2026 (a)	1,650,000	1,662,022
5.00%, 03/01/2027 (a)	1,440,000	1,463,005
Northern Palm Beach County Improvement District
5.00%, 08/01/2026	620,000	643,028
5.00%, 08/01/2030	755,000	828,477
5.00%, 08/01/2031	790,000	874,320
5.00%, 08/01/2032	825,000	920,072
5.00%, 08/01/2033	585,000	657,355
5.00%, 08/01/2034	460,000	520,415
Orange County Housing Finance Authority, 3.00%, 09/01/2050 (Callable 09/01/2029)	875,000	863,817
Orlando Utilities Commission, 1.25%, 10/01/2046 (Callable 04/01/2028) (a)	1,310,000	1,165,887
Palm Beach County Health Facilities Authority
5.00%, 11/01/2032	200,000	218,266
4.00%, 05/15/2035 (Callable 05/15/2025)	250,000	244,163
Pinellas County Housing Finance Authority, 6.00%, 03/01/2054 (Callable 03/01/2032)	2,170,000	2,346,640
Pinellas County School Board, 5.00%, 07/01/2033 (Callable 07/01/2027)	515,000	544,116
Putnam County Development Authority/FL, 5.00%, 03/15/2042 (Callable 05/01/2028)	2,000,000	2,075,041
Santa Rosa County School Board, 5.00%, 02/01/2038 (Callable 08/01/2029)	1,030,000	1,106,505
Sarasota County Public Hospital District, 5.50%, 07/01/2028	5,000,000	5,248,782
School Board of Miami-Dade County, 5.00%, 02/01/2028 (Callable 02/01/2026)	3,500,000	3,577,976
School District of Broward County/FL, 5.00%, 07/01/2036 (Callable 07/01/2032)	3,000,000	3,401,666
Seminole County Industrial Development Authority
4.00%, 06/15/2028 (b)	245,000	243,854
4.00%, 06/15/2029 (b)	260,000	258,822
4.00%, 06/15/2030 (b)	535,000	531,329
4.00%, 06/15/2036 (Callable 06/15/2031) (b)	470,000	455,239
4.00%, 06/15/2041 (Callable 06/15/2031) (b)	845,000	775,006
St Johns County Housing Finance Authority, 3.55%, 07/01/2027 (Callable 01/01/2025) (a)	1,000,000	1,000,847
Town of Davie FL, 5.00%, 04/01/2034 (Callable 04/01/2028)	1,105,000	1,167,490
Village Community Development District No 10, 5.00%, 05/01/2035 (Callable 05/01/2033)	1,105,000	1,245,870
Volusia County Educational Facility Authority, 4.00%, 10/15/2036 (Callable 10/15/2029)	500,000	512,175
		140,906,495

Georgia - 2.7%
Bartow County Development Authority
1.80%, 09/01/2029 (Callable 11/19/2026) (a)	4,810,000	4,238,992
3.95%, 12/01/2032 (a)	2,750,000	2,855,625
City of Atlanta GA
5.00%, 01/01/2025 (Callable 11/01/2024)	225,000	225,257
5.00%, 01/01/2028 (Callable 11/01/2024)	1,000,000	1,001,479
City of Atlanta GA Department of Aviation, 5.00%, 07/01/2025 (c)	1,250,000	1,265,901
City of Monroe GA Combined Utility Revenue
4.00%, 12/01/2036 (Callable 12/01/2030)	500,000	513,925
4.00%, 12/01/2037 (Callable 12/01/2030)	750,000	767,392
Clayton County Development Authority, 4.00%, 07/01/2031 (Callable 07/01/2027)	495,000	502,237
Cobb County Kennestone Hospital Authority, 5.00%, 04/01/2042 (Callable 04/01/2027)	890,000	911,624
DeKalb County Housing Authority
4.00%, 12/01/2033 (Callable 12/01/2030)	7,500,000	7,607,496
4.00%, 03/01/2034 (Callable 03/01/2031)	3,180,000	3,216,513
Development Authority for Fulton County
5.00%, 10/01/2029	1,710,000	1,873,800
5.00%, 10/01/2040 (Callable 04/01/2034)	940,000	1,062,521
5.00%, 03/15/2044 (Callable 03/15/2029)	2,105,000	2,204,297
Development Authority of Appling County, 3.00%, 09/01/2041 (Callable 10/01/2024) (a)	19,400,000	19,400,000
Development Authority of Bulloch County
5.00%, 07/01/2030	405,000	452,510
5.00%, 07/01/2031 (Callable 07/01/2030)	420,000	465,525
5.00%, 07/01/2032 (Callable 07/01/2030)	445,000	491,914
5.00%, 07/01/2033 (Callable 07/01/2030)	465,000	511,849
4.00%, 07/01/2039 (Callable 07/01/2030)	305,000	306,867
Development Authority of Monroe County, 1.50%, 01/01/2039 (a)	5,240,000	5,172,438
Gainesville & Hall County Hospital Authority, 5.00%, 02/15/2029 (Callable 02/15/2027)	500,000	525,110
Georgia Housing & Finance Authority
3.60%, 12/01/2033 (Callable 06/01/2027)	225,000	225,714
2.75%, 12/01/2035 (Callable 06/01/2029)	625,000	552,667
Georgia Local Government, 4.75%, 06/01/2028	3,636,000	3,757,187
Main Street Natural Gas, Inc.
5.00%, 12/01/2026	875,000	909,173
5.00%, 12/01/2027	1,500,000	1,582,538
5.00%, 05/15/2034 (Callable 05/15/2029)	1,530,000	1,597,092
4.00%, 03/01/2050 (Callable 06/01/2026) (a)	6,015,000	6,070,272
4.00%, 07/01/2052 (Callable 06/01/2027) (a)	10,515,000	10,643,996
4.00%, 08/01/2052 (Callable 05/01/2027) (a)(b)	9,000,000	8,986,153
5.00%, 12/01/2052 (Callable 03/01/2029) (a)	3,545,000	3,749,644
5.00%, 06/01/2053 (Callable 03/01/2030) (a)	1,170,000	1,249,236
Municipal Electric Authority of Georgia
5.25%, 01/01/2038 (Callable 01/01/2034)	2,745,000	3,172,942
5.25%, 01/01/2041 (Callable 01/01/2034)	1,150,000	1,309,375
5.25%, 01/01/2044 (Callable 01/01/2034)	875,000	984,842
Private Colleges & Universities Authority
5.00%, 06/01/2028	495,000	527,022
5.00%, 06/01/2029	400,000	432,194
4.00%, 06/01/2034 (Callable 06/01/2031)	395,000	407,713
4.00%, 06/01/2035 (Callable 06/01/2031)	500,000	512,158
		102,243,190

Hawaii - 0.1%
State of Hawaii Airports System Revenue
5.25%, 08/01/2025 (Callable 10/22/2024) (c)	2,500,000	2,506,824
5.00%, 08/01/2027 (Callable 10/22/2024) (c)	1,000,000	1,000,899
		3,507,723

Idaho - 0.2%
County of Nez Perce ID, 5.50%, 03/01/2042 (Callable 03/01/2032)	680,000	755,755
Idaho Housing & Finance Association
4.00%, 05/01/2031	200,000	204,023
4.00%, 05/01/2035 (Callable 05/01/2032)	425,000	429,766
5.25%, 05/01/2038 (Callable 05/01/2031)	300,000	323,246
5.50%, 05/01/2043 (Callable 05/01/2031)	350,000	376,904
6.00%, 07/01/2054 (Callable 01/01/2033)	4,500,000	5,055,685
		7,145,379

Illinois - 11.3%
Adams & Hancock Counties Community Unit School District No 4/IL
4.00%, 12/01/2027 (Callable 12/01/2025)	290,000	293,772
4.00%, 12/01/2029 (Callable 12/01/2025)	310,000	313,671
4.00%, 12/01/2032 (Callable 12/01/2025)	350,000	353,264
Berwyn Municipal Securitization Corp., 5.00%, 01/01/2035 (Callable 01/01/2029)	3,600,000	3,824,382
Bridgeview Finance Corp., 5.00%, 12/01/2037 (Callable 12/01/2027)	735,000	732,523
Champaign County Community Unit School District No 7 Tolono
5.00%, 12/01/2032	205,000	227,905
5.00%, 12/01/2033	610,000	683,723
Channahon Park District
4.00%, 12/15/2031 (Callable 12/15/2029)	460,000	478,391
4.00%, 12/15/2034 (Callable 12/15/2029)	510,000	526,767
4.00%, 12/15/2036 (Callable 12/15/2029)	950,000	967,662
4.00%, 12/15/2038 (Callable 12/15/2029)	595,000	603,419
Chicago Board of Education
0.00%, 12/01/2025 (e)	2,280,000	2,188,350
0.00%, 12/01/2025 (e)	500,000	479,901
5.00%, 12/01/2025	600,000	609,531
0.00%, 12/01/2029 (e)	250,000	204,898
5.00%, 12/01/2029 (Callable 12/01/2028)	1,000,000	1,068,921
7.00%, 12/01/2044 (Callable 12/01/2025)	1,475,000	1,515,332
6.50%, 12/01/2046 (Callable 12/01/2026)	1,000,000	1,040,430
Chicago Board of Education Dedicated Capital Improvement Tax
5.25%, 04/01/2033	1,000,000	1,137,628
5.25%, 04/01/2035 (Callable 04/01/2033)	1,500,000	1,695,927
Chicago Midway International Airport
5.00%, 01/01/2026 (c)	1,735,000	1,771,120
5.00%, 01/01/2029 (Callable 01/01/2026) (c)	2,000,000	2,035,448
5.00%, 01/01/2046 (Callable 01/01/2026)	2,000,000	2,019,662
Chicago O'Hare International Airport
5.00%, 01/01/2026 (c)	3,500,000	3,586,727
5.00%, 01/01/2029 (Callable 01/01/2025) (c)	6,675,000	6,697,182
5.00%, 01/01/2029 (Callable 01/01/2025) (c)	2,150,000	2,157,145
5.00%, 01/01/2029 (c)	660,000	707,272
5.00%, 01/01/2033 (Callable 01/01/2025) (c)	3,850,000	3,859,930
5.00%, 01/01/2035 (Callable 01/01/2026)	2,825,000	2,876,818
5.00%, 01/01/2036 (Callable 01/01/2026) (c)	1,255,000	1,273,283
5.00%, 01/01/2036 (Callable 01/01/2032) (c)	335,000	362,656
5.25%, 01/01/2042 (Callable 01/01/2033)	1,370,000	1,538,163
5.25%, 01/01/2043 (Callable 01/01/2033)	1,000,000	1,118,615
Chicago Park District
5.25%, 01/01/2043 (Callable 01/01/2033)	1,000,000	1,107,231
5.25%, 01/01/2044 (Callable 01/01/2033)	1,730,000	1,908,908
5.25%, 01/01/2046 (Callable 01/01/2033)	2,500,000	2,742,870
Chicago Transit Authority Sales Tax Receipts Fund, 5.25%, 12/01/2049 (Callable 12/01/2024)	6,700,000	6,708,888
City of Chicago Heights IL
4.00%, 12/01/2028	200,000	209,633
4.00%, 12/01/2030 (Callable 12/01/2029)	350,000	366,475
4.00%, 12/01/2031 (Callable 12/01/2029)	365,000	380,803
City of Chicago IL
0.00%, 01/01/2027 (e)	195,000	182,427
3.50%, 08/01/2027 (Callable 08/01/2026) (a)	2,000,000	2,017,582
0.00%, 01/01/2028 (e)	3,285,000	2,985,204
5.00%, 11/01/2028 (Callable 11/01/2027)	625,000	668,051
5.00%, 11/01/2033 (Callable 11/01/2027)	1,200,000	1,267,543
City of Chicago IL Wastewater Transmission Revenue
5.50%, 01/01/2030	800,000	853,893
5.00%, 01/01/2041 (Callable 01/01/2034)	1,350,000	1,521,373
5.25%, 01/01/2042 (Callable 07/01/2032)	2,420,000	2,705,747
5.25%, 01/01/2043 (Callable 07/01/2032)	6,490,000	7,258,103
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2027 (Callable 12/23/2024)	265,000	265,948
5.00%, 11/01/2029 (Callable 11/01/2026)	1,810,000	1,889,492
4.00%, 11/01/2032 (Callable 11/01/2024)	200,000	200,267
5.00%, 11/01/2036 (Callable 05/01/2032)	1,000,000	1,121,456
5.00%, 11/01/2036 (Callable 11/01/2027)	510,000	534,684
City of Decatur IL
4.25%, 03/01/2030 (Callable 11/01/2024)	250,000	250,292
5.00%, 03/01/2034 (Callable 03/01/2026)	905,000	932,641
City of Evanston IL, 5.00%, 12/01/2043 (Callable 12/01/2029)	1,800,000	1,910,042
City of Mount Vernon IL
4.00%, 12/15/2031 (Callable 06/15/2030)	1,395,000	1,433,626
4.00%, 12/15/2036 (Callable 06/15/2030)	630,000	635,923
City of Quincy IL
5.00%, 12/01/2037 (Callable 12/01/2033)	1,020,000	1,139,626
5.00%, 12/01/2038 (Callable 12/01/2033)	550,000	611,099
5.00%, 12/01/2039 (Callable 12/01/2033)	1,080,000	1,194,323
5.00%, 12/01/2040 (Callable 12/01/2033)	1,185,000	1,303,171
5.00%, 12/01/2041 (Callable 12/01/2033)	1,245,000	1,362,496
City of Springfield IL Electric Revenue, 5.00%, 03/01/2033 (Callable 03/01/2025)	4,000,000	4,025,624
City of Warrenville IL, 5.00%, 12/15/2031	200,000	224,227
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, 0.00%, 01/01/2026 (e)	1,340,000	1,285,381
Cook County Community Consolidated School District No 15 Palatine, 5.25%, 06/15/2041 (Callable 06/15/2033)	1,190,000	1,329,926
Cook County Community High School District No 217 Argo, 4.50%, 12/01/2039 (Callable 12/01/2031)	1,495,000	1,583,125
Cook County School District No 111 Burbank, 4.00%, 12/01/2025	1,000,000	1,014,125
Cook County School District No 130 Blue Island, 5.00%, 12/01/2027 (Callable 12/01/2025)	1,210,000	1,240,029
Cook County School District No 135 Orland, 5.00%, 12/01/2024	930,000	932,098
Cook County School District No 143.5 Posen-Robbins, 5.00%, 12/01/2033	90,000	96,973
Cook County School District No 144 Prairie Hills, 5.00%, 12/01/2032	2,505,000	2,801,926
Cook County School District No 86 Harwood Heights
5.00%, 12/01/2035 (Callable 12/01/2033)	340,000	384,654
5.00%, 12/01/2036 (Callable 12/01/2033)	350,000	394,599
5.00%, 12/01/2037 (Callable 12/01/2033)	350,000	393,033
5.00%, 12/01/2038 (Callable 12/01/2033)	275,000	308,242
5.00%, 12/01/2040 (Callable 12/01/2033)	425,000	470,155
5.00%, 12/01/2041 (Callable 12/01/2033)	425,000	467,113
5.00%, 12/01/2042 (Callable 12/01/2033)	645,000	705,943
5.00%, 12/01/2043 (Callable 12/01/2033)	550,000	599,111
5.00%, 12/01/2044 (Callable 12/01/2033)	410,000	444,485
Cook County School District No 99 Cicero
4.00%, 12/01/2029	2,425,000	2,517,797
4.00%, 12/01/2030	250,000	259,372
Cook County School District No. 163
6.00%, 12/15/2025	430,000	446,030
6.00%, 12/15/2027	1,150,000	1,263,659
Cook County School District No. 83, 5.63%, 06/01/2033	815,000	930,522
County of Cook IL, 5.00%, 11/15/2033 (Callable 11/15/2030)	1,500,000	1,676,004
County of Cook IL Sales Tax Revenue
4.00%, 11/15/2038 (Callable 11/15/2027)	1,675,000	1,692,504
4.00%, 11/15/2040 (Callable 11/15/2030)	595,000	609,120
5.00%, 11/15/2041 (Callable 11/15/2032)	1,890,000	2,093,321
County of Sangamon IL
3.00%, 12/15/2038 (Callable 12/15/2029)	825,000	751,651
3.00%, 12/15/2039 (Callable 12/15/2029)	700,000	628,112
Crawford Hospital District, 4.00%, 01/01/2031 (Callable 01/01/2029)	345,000	354,976
DuPage County High School District No. 87, 5.00%, 01/01/2029 (Callable 01/01/2025)	315,000	316,624
DuPage County School District No 60 Maercker, 4.00%, 12/30/2036 (Callable 12/30/2027)	1,000,000	1,012,819
Eastern Illinois Economic Development Authority, 5.00%, 11/01/2033 (Callable 11/01/2028)	1,000,000	1,019,124
Exceptional Children Have Opportunities
4.00%, 12/01/2034 (Callable 12/01/2029)	765,000	782,821
4.00%, 12/01/2035 (Callable 12/01/2029)	645,000	659,895
Ford, Champaign Counties Community Unit School District No. 10, 5.00%, 12/01/2027 (Callable 12/01/2026)	600,000	631,969
Governors State University, 5.00%, 10/01/2028	250,000	266,706
Greene Jersey & Macoupin Counties Community Unit School District No 9 Southweste
5.00%, 12/01/2029	350,000	382,437
5.00%, 12/01/2030	320,000	352,011
5.00%, 12/01/2031 (Callable 12/01/2030)	535,000	584,891
5.00%, 12/01/2032 (Callable 12/01/2030)	600,000	654,380
5.00%, 12/01/2033 (Callable 12/01/2030)	325,000	353,878
Hampshire Special Service Area No 13
3.25%, 03/01/2032 (Callable 03/01/2027)	165,000	157,560
3.30%, 03/01/2033 (Callable 03/01/2027)	175,000	166,827
3.35%, 03/01/2034 (Callable 03/01/2027)	185,000	176,483
3.40%, 03/01/2035 (Callable 03/01/2027)	195,000	186,226
3.45%, 03/01/2036 (Callable 03/01/2027)	205,000	196,028
Henry & Whiteside Counties Community Unit School District No 228 Geneseo, 5.00%, 08/15/2031 (Callable 08/15/2025)	270,000	274,848
Hoffman Estates Park District, 5.00%, 12/01/2040 (Callable 12/01/2030)	5,000,000	5,379,916
Huntley Area Public Library District, 5.00%, 02/01/2037 (Callable 02/01/2029)	500,000	540,206
Illinois Development Finance Authority, 2.45%, 11/15/2039 (a)	1,125,000	1,114,525
Illinois Educational Facilities Authority, 4.00%, 11/01/2036 (Callable 11/01/2024)	1,065,000	1,065,235
Illinois Finance Authority
5.00%, 04/01/2025	400,000	402,890
5.00%, 07/01/2025	3,140,000	3,177,841
5.00%, 04/01/2028	400,000	426,907
5.00%, 05/15/2029 (Callable 05/15/2026)	385,000	396,644
5.00%, 10/01/2030 (Callable 10/01/2026)	140,000	145,491
5.00%, 02/15/2031 (Callable 08/15/2027)	1,000,000	1,022,059
5.00%, 11/15/2031 (Callable 11/15/2025)	1,000,000	1,016,199
5.00%, 05/15/2033 (Callable 11/15/2028)	4,500,000	4,717,786
4.50%, 08/01/2033 (b)	1,275,000	1,340,637
4.00%, 05/15/2034 (Callable 05/15/2026)	300,000	300,384
4.59% (SOFR + 1.20%), 11/01/2034 (Callable 03/01/2025)	8,245,000	8,235,522
5.00%, 02/15/2036 (Callable 02/15/2027)	2,515,000	2,628,308
5.00%, 11/15/2039 (Callable 05/15/2025)	6,595,000	6,644,852
5.25%, 04/01/2040 (Callable 04/01/2034)	1,655,000	1,826,268
3.88%, 05/01/2040 (a)	2,220,000	2,233,021
4.00%, 12/01/2040 (Callable 12/01/2027)	270,000	272,682
5.25%, 04/01/2041 (Callable 04/01/2034)	1,245,000	1,362,708
5.25%, 04/01/2041 (Callable 04/01/2034)	500,000	579,325
4.00%, 09/01/2041 (Callable 09/01/2026)	240,000	232,605
5.00%, 10/01/2041 (Callable 10/01/2026)	1,400,000	1,428,986
5.25%, 04/01/2043 (Callable 04/01/2034)	1,000,000	1,083,772
Illinois Housing Development Authority
4.00%, 06/01/2026 (Callable 06/01/2025) (a)	2,855,000	2,865,345
3.10%, 02/01/2035 (Callable 02/01/2026)	580,000	548,873
2.45%, 06/01/2043 (Callable 11/01/2024)	270,145	217,869
4.00%, 07/01/2043 (Callable 01/01/2025) (a)	2,500,000	2,504,070
5.25%, 10/01/2043 (Callable 10/01/2032)	2,145,000	2,284,121
3.13%, 04/01/2045 (Callable 10/01/2024) (a)	9,970,000	9,970,000
4.00%, 10/01/2048 (Callable 04/01/2027)	2,980,000	2,992,430
4.15% (SIFMA Municipal Swap Index + 1.00%), 05/15/2050 (Callable 11/15/2024)	535,000	535,322
3.00%, 04/01/2051 (Callable 04/01/2030)	150,000	147,949
6.25%, 10/01/2052 (Callable 04/01/2032)	6,480,000	7,054,398
5.75%, 10/01/2053 (Callable 04/01/2032)	4,650,000	5,037,791
6.25%, 10/01/2054 (Callable 10/01/2032)	8,000,000	9,111,996
3.16%, 07/01/2065 (Callable 10/01/2024) (a)	6,230,000	6,230,000
Illinois Municipal Electric Agency, 5.00%, 02/01/2025	2,955,000	2,968,967
Illinois Sports Facilities Authority
5.00%, 06/15/2028	1,900,000	1,988,859
5.00%, 06/15/2029	3,780,000	4,096,066
5.00%, 06/15/2029	1,750,000	1,855,116
Illinois State Toll Highway Authority
5.00%, 12/01/2032 (Callable 01/01/2026)	645,000	661,352
5.00%, 01/01/2036 (Callable 01/01/2025)	2,100,000	2,109,467
5.00%, 01/01/2038 (Callable 01/01/2025)	2,750,000	2,761,632
5.00%, 01/01/2041 (Callable 07/01/2026)	2,750,000	2,822,857
5.00%, 01/01/2042 (Callable 01/01/2028)	780,000	815,933
5.00%, 01/01/2045 (Callable 01/01/2031)	2,475,000	2,670,483
Illinois State University
5.00%, 04/01/2031 (Callable 04/01/2028)	500,000	534,103
5.00%, 04/01/2038 (Callable 04/01/2028)	325,000	342,407
Jo Daviess County Community Unit School District No 119 East Dubuque
4.00%, 12/01/2034 (Callable 12/01/2028)	280,000	283,969
4.00%, 12/01/2037 (Callable 12/01/2028)	380,000	388,770
4.00%, 12/01/2037 (Callable 12/01/2028)	310,000	312,709
4.00%, 12/01/2039 (Callable 12/01/2028)	285,000	288,954
4.00%, 12/01/2039 (Callable 12/01/2028)	230,000	231,685
Joliet Park District
5.00%, 02/01/2034 (Callable 02/01/2033)	500,000	556,214
5.00%, 02/01/2035 (Callable 02/01/2033)	250,000	276,839
5.00%, 02/01/2036 (Callable 02/01/2033)	235,000	258,933
5.00%, 02/01/2036 (Callable 02/01/2033)	225,000	247,915
5.00%, 02/01/2037 (Callable 02/01/2033)	285,000	312,934
5.00%, 02/01/2037 (Callable 02/01/2033)	260,000	285,484
5.00%, 02/01/2038 (Callable 02/01/2033)	285,000	310,654
5.00%, 02/01/2038 (Callable 02/01/2033)	250,000	272,503
Kane & DeKalb Counties Community Unit School District No 301 Burlington, 0.00%, 12/01/2025 (e)	1,625,000	1,557,536
Kane Cook & DuPage Counties School District No U-46 Elgin, 5.00%, 01/01/2025	1,100,000	1,103,936
Kane McHenry Cook & De Kalb Counties Unit School District No 300/IL, 5.00%, 01/01/2030 (Callable 07/01/2027)	1,345,000	1,417,380
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2025 (Callable 11/01/2024)	400,000	400,027
Kendall Kane & Will Counties Community Unit School District No 308, 5.00%, 02/01/2036 (Callable 02/01/2026)	1,000,000	1,019,769
Knox & Warren Counties Community Unit School District No 205 Galesburg
4.00%, 01/01/2034 (Callable 01/01/2028)	855,000	874,284
4.00%, 01/01/2036 (Callable 01/01/2028)	920,000	933,523
Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington, 3.00%, 12/01/2033 (Callable 12/01/2030)	1,000,000	978,733
Lake County Community Unit School District No 187 North Chicago, 4.00%, 01/01/2035 (Callable 01/01/2027)	1,190,000	1,212,205
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2037 (Callable 12/01/2032)	750,000	858,580
5.50%, 12/01/2038 (Callable 12/01/2032)	845,000	959,189
5.50%, 12/01/2040 (Callable 12/01/2032)	2,335,000	2,614,201
5.50%, 12/01/2041 (Callable 12/01/2032)	890,000	993,269
Lake County School District No 33 Emmons
0.00%, 12/01/2026 (e)	525,000	486,807
0.00%, 12/01/2028 (e)	335,000	288,778
Lake County School District No 38 Big Hollow
5.00%, 11/01/2026	220,000	229,034
5.00%, 11/01/2027	210,000	222,415
5.00%, 11/01/2028	220,000	236,910
5.00%, 11/01/2029	250,000	273,270
5.00%, 11/01/2030 (Callable 11/01/2029)	190,000	207,655
5.00%, 11/01/2031 (Callable 11/01/2029)	515,000	561,334
5.00%, 11/01/2032 (Callable 11/01/2029)	610,000	664,582
5.00%, 11/01/2033 (Callable 11/01/2029)	400,000	435,791
Lake County Township High School District No 113-Highland Park, 4.00%, 01/01/2032 (Callable 01/01/2029)	4,130,000	4,281,468
Macon & De Witt Counties Community Unit School District No 2 Maroa-Forsyth
4.00%, 12/01/2035 (Callable 12/01/2030)	1,670,000	1,695,191
4.00%, 12/01/2036 (Callable 12/01/2030)	835,000	848,214
4.00%, 12/01/2037 (Callable 12/01/2030)	400,000	407,395
Macon County School District No 61 Decatur
4.00%, 12/01/2034 (Callable 12/01/2028)	150,000	154,155
4.00%, 12/01/2037 (Callable 12/01/2028)	200,000	202,727
5.00%, 12/01/2037 (Callable 12/01/2028)	1,500,000	1,582,296
Madison Bond Etc Counties Community Unit School District No 5 Highland
5.50%, 02/01/2036 (Callable 02/01/2030)	975,000	1,087,717
5.50%, 02/01/2037 (Callable 02/01/2030)	380,000	422,603
5.50%, 02/01/2041 (Callable 02/01/2030)	1,720,000	1,878,535
5.50%, 02/01/2042 (Callable 02/01/2030)	550,000	597,984
Madison County Community Unit School District No 8 Bethalto
4.00%, 12/01/2038 (Callable 12/01/2028)	1,140,000	1,145,832
4.00%, 12/01/2039 (Callable 12/01/2028)	1,000,000	1,004,145
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2029 (e)	1,400,000	1,206,592
0.00%, 12/15/2034 (e)	9,555,000	6,622,323
Moultrie Shelby & Coles Counties Community Unit School District No 300
5.00%, 12/01/2035 (Callable 06/01/2029)	575,000	626,475
5.00%, 12/01/2038 (Callable 06/01/2029)	1,000,000	1,074,158
5.00%, 12/01/2039 (Callable 06/01/2029)	1,000,000	1,070,581
5.00%, 12/01/2040 (Callable 06/01/2029)	1,520,000	1,622,541
5.00%, 12/01/2041 (Callable 06/01/2029)	1,800,000	1,916,634
5.00%, 12/01/2042 (Callable 06/01/2029)	1,550,000	1,647,002
5.00%, 12/01/2043 (Callable 06/01/2029)	1,140,000	1,209,328
Northern Illinois Municipal Power Agency, 4.00%, 12/01/2031 (Callable 12/01/2026)	1,025,000	1,040,178
Northern Illinois University
5.00%, 04/01/2025	1,675,000	1,686,801
5.00%, 10/01/2029	300,000	325,089
5.00%, 04/01/2033 (Callable 04/01/2030)	675,000	726,386
4.00%, 10/01/2033 (Callable 04/01/2031)	1,000,000	1,026,341
4.00%, 10/01/2034 (Callable 04/01/2031)	2,435,000	2,486,637
4.00%, 04/01/2035 (Callable 04/01/2030)	260,000	264,728
4.00%, 10/01/2035 (Callable 04/01/2031)	1,000,000	1,018,725
4.00%, 10/01/2038 (Callable 04/01/2031)	1,000,000	1,011,561
4.00%, 10/01/2039 (Callable 04/01/2031)	1,700,000	1,714,491
Peoria & Fulton Counties Community Unit School District No 327, 5.00%, 12/01/2030	360,000	396,648
Peoria City School District No. 150, 5.00%, 01/01/2026	330,000	338,892
Peoria County School District No 63 Norwood
5.25%, 12/01/2039 (Callable 12/01/2033)	250,000	282,463
5.25%, 12/01/2043 (Callable 12/01/2033)	260,000	287,582
5.25%, 12/01/2043 (Callable 12/01/2033)	325,000	359,477
Randolph County Community Unit School District No 140 Sparta
5.00%, 12/01/2037 (Callable 12/01/2033)	1,450,000	1,609,632
5.00%, 12/01/2038 (Callable 12/01/2033)	500,000	555,258
5.00%, 12/01/2039 (Callable 12/01/2033)	1,360,000	1,502,056
Regional Transportation Authority
5.75%, 06/01/2029	5,000,000	5,541,218
5.00%, 06/01/2036 (Callable 06/01/2026)	775,000	800,113
Rock Island County School District No 41 Rock Island/Milan
5.50%, 12/01/2038 (Callable 12/01/2031)	1,905,000	2,132,198
5.50%, 12/01/2039 (Callable 12/01/2031)	1,645,000	1,840,057
5.50%, 12/01/2040 (Callable 12/01/2031)	1,665,000	1,855,004
Sales Tax Securitization Corp., 5.00%, 01/01/2038 (Callable 01/01/2028)	610,000	636,279
Salt Creek Rural Park District, 5.00%, 12/01/2024	250,000	250,446
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 5.50%, 02/01/2040 (Callable 02/01/2032)	500,000	555,382
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, 5.50%, 12/01/2042 (Callable 12/01/2030)	895,000	976,484
Sangamon County School District No 186 Springfield, 4.00%, 02/01/2035 (Callable 02/01/2032)	1,500,000	1,548,796
Southern Illinois University, 5.00%, 04/01/2033 (Callable 04/01/2031)	300,000	327,041
Southwestern Illinois Community College District No 522
5.00%, 12/01/2025	1,250,000	1,278,565
5.00%, 12/01/2026	1,010,000	1,051,603
5.00%, 12/01/2029	825,000	900,092
Southwestern Illinois Development Authority
5.00%, 12/01/2032	965,000	1,078,423
6.00%, 12/01/2033 (Callable 12/01/2032)	1,010,000	1,202,717
6.00%, 12/01/2034 (Callable 12/01/2032)	1,075,000	1,280,915
6.00%, 12/01/2036 (Callable 12/01/2032)	1,210,000	1,434,870
5.50%, 12/01/2040 (Callable 12/01/2031)	2,305,000	2,586,552
4.13%, 12/01/2041 (Callable 12/01/2031)	1,610,000	1,648,132
St Clair County Community Consolidated School District No 90 O'Fallon
5.00%, 12/01/2031	150,000	167,014
5.00%, 12/01/2038 (Callable 12/01/2033)	400,000	447,625
5.00%, 12/01/2039 (Callable 12/01/2033)	300,000	334,878
5.00%, 12/01/2042 (Callable 12/01/2033)	835,000	919,179
5.00%, 12/01/2043 (Callable 12/01/2033)	770,000	843,795
St Clair County Community Unit School District No 187 Cahokia
4.00%, 01/01/2028	70,000	73,458
5.00%, 01/01/2038 (Callable 01/01/2034)	250,000	279,335
5.00%, 01/01/2038 (Callable 01/01/2034)	225,000	251,402
5.00%, 01/01/2039 (Callable 01/01/2034)	350,000	388,467
5.00%, 01/01/2039 (Callable 01/01/2034)	240,000	266,377
5.00%, 01/01/2040 (Callable 01/01/2034)	420,000	463,547
5.00%, 01/01/2040 (Callable 01/01/2034)	325,000	358,697
5.00%, 01/01/2041 (Callable 01/01/2034)	425,000	466,696
5.00%, 01/01/2041 (Callable 01/01/2034)	220,000	241,584
5.00%, 01/01/2042 (Callable 01/01/2034)	500,000	546,730
5.00%, 01/01/2042 (Callable 01/01/2034)	230,000	251,496
5.00%, 01/01/2043 (Callable 01/01/2034)	1,620,000	1,765,543
5.00%, 01/01/2043 (Callable 01/01/2034)	525,000	571,740
5.00%, 01/01/2044 (Callable 01/01/2034)	1,305,000	1,414,444
5.00%, 01/01/2049 (Callable 01/01/2034)	3,035,000	3,242,332
St Clair County High School District No 201 Belleville, 4.00%, 02/01/2031 (Callable 02/01/2028)	1,475,000	1,507,894
State of Illinois
5.00%, 01/01/2029 (Callable 01/01/2026)	5,000	5,120
5.00%, 11/01/2038 (Callable 11/01/2026)	750,000	766,648
3.00%, 12/01/2041 (Callable 12/01/2031)	4,750,000	4,146,812
State of Illinois Sales Tax Revenue
4.00%, 06/15/2027 (Callable 06/15/2026)	2,370,000	2,398,658
5.00%, 06/15/2029 (Callable 06/15/2028)	1,000,000	1,071,099
4.00%, 06/15/2038 (Callable 06/15/2028)	2,500,000	2,491,346
Stephenson County School District No 145 Freeport
5.00%, 10/01/2041 (Callable 10/01/2033)	1,650,000	1,787,037
5.00%, 10/01/2042 (Callable 10/01/2033)	2,720,000	2,948,742
5.00%, 10/01/2043 (Callable 10/01/2033)	1,200,000	1,297,663
Tazewell County School District No 51 Washington Central, 9.00%, 12/01/2026	1,060,000	1,202,449
Town of Cicero IL
4.00%, 01/01/2028	1,265,000	1,294,155
4.00%, 01/01/2029	815,000	833,654
Upper Illinois River Valley Development Authority
5.00%, 12/01/2024	585,000	585,641
4.00%, 01/01/2031 (Callable 01/01/2027) (b)	240,000	237,306
5.00%, 01/01/2045 (Callable 01/01/2027) (b)	615,000	615,325
Village of Bradley IL
5.00%, 12/15/2036 (Callable 12/15/2033)	400,000	450,274
5.00%, 12/15/2037 (Callable 12/15/2033)	470,000	528,082
5.00%, 12/15/2038 (Callable 12/15/2033)	325,000	363,400
Village of Franklin Park IL, 4.00%, 07/01/2029 (Callable 07/01/2025)	450,000	450,830
Village of Hillside IL, 5.00%, 01/01/2030 (Callable 01/01/2027)	2,690,000	2,729,308
Village of Matteson IL, 4.00%, 12/01/2030	300,000	314,715
Village of McCook IL, 5.00%, 12/01/2027 (Callable 12/01/2026)	1,865,000	1,944,180
Village of Minooka IL, 2.54%, 12/01/2034 (Callable 12/01/2029)	220,000	191,135
Village of Pingree Grove IL, 4.00%, 12/15/2037 (Callable 12/15/2027)	580,000	582,675
Village of River Grove IL
4.00%, 12/15/2027 (Callable 12/15/2026)	135,000	138,034
4.00%, 12/15/2028 (Callable 12/15/2026)	205,000	209,577
4.00%, 12/15/2035 (Callable 12/15/2030)	250,000	255,637
4.00%, 12/15/2038 (Callable 12/15/2030)	795,000	804,791
Village of Romeoville IL
5.00%, 10/01/2035 (Callable 04/01/2025)	1,445,000	1,447,827
5.00%, 10/01/2042 (Callable 04/01/2025)	100,000	100,064
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	2,670,000	2,842,226
Village of Stone Park IL
4.75%, 02/01/2029 (Callable 11/01/2024)	230,000	230,359
4.75%, 02/01/2031 (Callable 11/01/2024)	310,000	310,446
4.75%, 02/01/2032 (Callable 11/01/2024)	275,000	275,381
4.75%, 02/01/2033 (Callable 11/01/2024)	190,000	190,257
5.00%, 02/01/2035 (Callable 02/01/2029)	300,000	324,415
5.00%, 02/01/2036 (Callable 02/01/2029)	225,000	242,053
4.00%, 02/01/2038 (Callable 02/01/2029)	150,000	150,907
Village of Woodridge IL, 4.00%, 02/01/2036 (Callable 02/01/2030)	1,210,000	1,247,160
Western Illinois University, 4.00%, 04/01/2026	1,350,000	1,361,549
Whiteside & Lee Counties Community Unit School District No 5 Sterling
4.00%, 12/01/2028	535,000	560,769
4.00%, 12/01/2031 (Callable 12/01/2029)	630,000	660,039
4.00%, 12/01/2032 (Callable 12/01/2029)	500,000	521,485
4.00%, 12/01/2033 (Callable 12/01/2029)	685,000	712,425
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2027 (e)	1,120,000	1,043,382
0.00%, 01/01/2028 (e)	1,140,000	1,028,034
0.00%, 01/01/2032 (e)	110,000	84,688
0.00%, 01/01/2033 (e)	885,000	658,625
4.00%, 01/01/2034 (Callable 01/01/2029)	410,000	414,230
Will County Community High School District No. 210
0.00%, 01/01/2025 (e)	1,000,000	991,593
0.00%, 01/01/2026 (e)	265,000	254,480
0.00%, 01/01/2027 (e)	115,000	107,133
0.00%, 01/01/2028 (e)	680,000	613,213
0.00%, 01/01/2028 (e)	80,000	71,912
0.00%, 01/01/2029 (e)	145,000	125,923
Will County Community Unit School District No 201-U Crete-Monee
4.00%, 01/01/2033 (Callable 01/01/2028)	745,000	766,256
4.00%, 01/01/2034 (Callable 01/01/2028)	785,000	804,412
4.00%, 01/01/2035 (Callable 01/01/2028)	480,000	489,054
Will County Community Unit School District No 365-U Valley View, 0.00%, 11/01/2025 (e)	200,000	192,974
Will County School District No 114 Manhattan, 5.50%, 01/01/2049 (Callable 01/01/2033)	1,000,000	1,108,930
		423,219,000

Indiana - 3.6%
Aurora School Building Corp.
5.00%, 01/15/2036 (Callable 07/15/2033)	1,200,000	1,378,783
5.00%, 01/15/2038 (Callable 07/15/2033)	500,000	569,925
Avon Community School Building Corp., 5.50%, 01/15/2043 (Callable 07/15/2033)	1,225,000	1,402,316
Ball State University, 5.00%, 07/01/2035 (Callable 07/01/2028)	500,000	533,443
Bloomington Redevelopment District
5.00%, 02/01/2025	325,000	326,394
5.00%, 02/01/2027 (Callable 02/01/2025)	1,580,000	1,588,169
5.25%, 08/01/2036 (Callable 08/01/2029)	3,450,000	3,779,908
Blue River Valley School Building Corp., 5.25%, 01/15/2043 (Callable 07/15/2031)	650,000	709,040
Bluffton-Harrison Middle School Building Corp.
5.50%, 07/15/2040 (Callable 07/15/2031)	290,000	327,240
5.50%, 01/15/2043 (Callable 07/15/2031)	450,000	498,602
Brownsburg 1999 School Building Corp., 5.00%, 06/01/2025 (Callable 12/01/2024)	2,650,000	2,656,649
Carmel Local Public Improvement Bond Bank, 5.00%, 07/15/2032 (Callable 07/15/2026)	1,675,000	1,733,162
City of Carmel IN Waterworks Revenue
5.25%, 05/01/2047 (Callable 05/01/2032)	875,000	948,057
5.25%, 05/01/2051 (Callable 05/01/2032)	1,875,000	2,016,237
City of Elkhart IN Redevelopment District, 5.00%, 08/01/2030 (Callable 08/01/2025)	1,045,000	1,054,699
City of Indianapolis Department of Public Utilities Water System Revenue, 5.00%, 10/01/2037 (Callable 10/01/2028)	1,120,000	1,195,028
City of Rockport IN, 3.13%, 07/01/2025	2,750,000	2,729,937
Columbus Multi School Building Corp.
5.00%, 07/15/2042 (Callable 07/15/2034)	700,000	776,153
5.00%, 01/15/2044 (Callable 07/15/2034)	1,050,000	1,153,476
Evansville Waterworks District
5.00%, 07/01/2042 (Callable 01/01/2032)	900,000	979,409
5.00%, 07/01/2047 (Callable 01/01/2032)	2,150,000	2,291,987
Fishers Town Hall Building Corp.
5.50%, 07/15/2038 (Callable 07/15/2032)	1,000,000	1,149,095
5.50%, 01/15/2042 (Callable 07/15/2032)	970,000	1,098,763
5.63%, 07/15/2053 (Callable 01/15/2034)	2,500,000	2,877,968
Greater Clark Building Corp.
6.00%, 07/15/2034 (Callable 07/15/2032)	1,120,000	1,355,931
6.00%, 07/15/2036 (Callable 07/15/2033)	500,000	614,669
6.00%, 07/15/2038 (Callable 07/15/2033)	250,000	305,567
6.00%, 07/15/2039 (Callable 07/15/2033)	525,000	632,783
6.00%, 07/15/2040 (Callable 07/15/2033)	650,000	780,860
6.00%, 07/15/2040 (Callable 07/15/2033)	500,000	600,662
6.00%, 07/15/2041 (Callable 07/15/2033)	1,000,000	1,196,463
6.00%, 07/15/2041 (Callable 07/15/2033)	650,000	777,701
6.00%, 01/15/2042 (Callable 07/15/2032)	1,110,000	1,300,018
6.00%, 01/15/2043 (Callable 07/15/2033)	1,120,000	1,329,624
Hammond Local Public Improvement Bond Bank
4.63%, 01/15/2033 (Callable 07/15/2028) (b)	2,000,000	2,014,705
4.50%, 07/15/2037 (Callable 07/15/2030)	455,000	464,655
5.00%, 01/15/2043 (Callable 07/15/2030)	2,315,000	2,399,071
Hammond Multi-School Building Corp.
4.50%, 07/15/2026 (Callable 11/01/2024)	625,000	625,886
5.00%, 07/15/2034 (Callable 01/15/2028)	2,000,000	2,100,085
5.00%, 07/15/2038 (Callable 01/15/2028)	3,105,000	3,224,672
Hammond Sanitary District, 5.00%, 07/15/2026	610,000	635,040
Indiana Finance Authority
5.00%, 07/01/2027	1,445,000	1,510,698
5.00%, 09/01/2027	1,595,000	1,639,696
5.00%, 10/01/2027	245,000	255,028
5.00%, 07/01/2028	1,515,000	1,607,018
5.00%, 09/01/2028	1,675,000	1,735,365
5.00%, 10/01/2028 (Callable 10/01/2027)	1,000,000	1,040,152
5.00%, 10/01/2029	220,000	233,731
5.25%, 02/01/2030 (Callable 08/01/2025)	525,000	534,614
2.50%, 11/01/2030	2,825,000	2,631,395
5.00%, 10/01/2031	250,000	267,307
5.00%, 10/01/2033 (Callable 10/01/2031)	230,000	244,082
5.00%, 03/01/2036 (Callable 03/01/2025)	1,250,000	1,257,269
4.75%, 06/01/2036 (Callable 12/01/2033)	3,005,000	3,153,739
4.00%, 10/01/2052 (Callable 04/01/2032)	2,500,000	2,435,712
Indiana Housing & Community Development Authority
5.00%, 07/01/2039 (Callable 01/01/2033)	500,000	549,207
5.00%, 07/01/2053 (Callable 01/01/2032)	4,000,000	4,190,115
Indiana Municipal Power Agency, 5.00%, 01/01/2032 (Callable 01/01/2025)	1,000,000	1,003,979
Indianapolis Board of School Commissioners, 5.00%, 01/15/2025	515,000	517,274
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2029 (Callable 01/01/2025) (c)	2,450,000	2,459,993
5.00%, 03/01/2033	1,000,000	1,100,313
5.50%, 03/01/2038 (Callable 03/01/2033)	1,000,000	1,125,055
6.00%, 02/01/2042 (Callable 02/01/2033)	2,000,000	2,382,208
6.00%, 02/01/2043 (Callable 02/01/2033)	1,500,000	1,780,131
5.25%, 03/01/2043 (Callable 03/01/2033)	1,750,000	1,943,758
IPS Multi-School Building Corp.
5.25%, 07/15/2041 (Callable 07/15/2031)	2,000,000	2,214,727
5.25%, 07/15/2041 (Callable 01/15/2032)	1,850,000	2,061,003
5.25%, 07/15/2042 (Callable 07/15/2031)	1,640,000	1,813,257
4.25%, 07/15/2043 (Callable 07/15/2031)	500,000	510,363
5.25%, 07/15/2043 (Callable 01/15/2032)	1,500,000	1,659,764
5.00%, 07/15/2044 (Callable 07/15/2033)	2,050,000	2,252,949
Jennings County School Building Corp., 2.75%, 07/15/2026 (Callable 11/01/2024)	1,185,000	1,184,285
Merrillville Multi School Building Corp., 5.00%, 07/15/2025	500,000	507,671
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2032 (Callable 07/15/2031)	700,000	810,902
5.50%, 07/15/2034 (Callable 07/15/2031)	200,000	230,894
5.50%, 07/15/2035 (Callable 07/15/2031)	400,000	460,472
5.50%, 07/15/2036 (Callable 07/15/2031)	750,000	860,487
5.50%, 07/15/2038 (Callable 07/15/2031)	1,150,000	1,309,308
5.50%, 07/15/2039 (Callable 07/15/2031)	1,655,000	1,876,568
5.50%, 07/15/2040 (Callable 07/15/2031)	750,000	846,507
5.50%, 01/15/2042 (Callable 07/15/2031)	1,000,000	1,120,215
Noblesville Community Development Corp., 5.00%, 08/01/2037 (Callable 02/01/2034)	3,475,000	3,890,914
Noblesville High School Building Corp.
6.00%, 07/15/2040 (Callable 07/15/2033)	625,000	754,532
6.00%, 01/15/2043 (Callable 07/15/2033)	1,750,000	2,083,374
North Putnam Middle School Building Corp./IN, 5.00%, 01/15/2044 (Callable 07/15/2034)	1,190,000	1,311,786
Northwestern School Building Corp.
6.00%, 07/15/2038 (Callable 07/15/2031)	1,000,000	1,162,844
6.00%, 07/15/2041 (Callable 07/15/2031)	900,000	1,030,472
Penn High School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2032)	515,000	558,801
Plainfield Redevelopment Authority, 5.00%, 02/01/2027	500,000	519,948
Richland-Bean Blossom 2000 School Building Corp., 5.00%, 07/15/2040 (Callable 07/15/2031)	250,000	274,639
Richmond Hospital Authority, 5.00%, 01/01/2026 (Callable 01/01/2025)	595,000	597,480
Shelby Eastern Multi-School Building Corp., 5.25%, 01/15/2043 (Callable 07/15/2031)	1,000,000	1,099,413
South Montgomery Community School Corp.
5.00%, 01/15/2025	300,000	300,759
5.00%, 07/15/2025	335,000	338,437
5.00%, 01/15/2026	250,000	254,648
Taylor Community School Building Corp., 0.00%, 07/15/2029 (Callable 07/15/2025) (e)	360,000	303,656
Tippecanoe County School Building Corp.
6.00%, 07/15/2039 (Callable 07/15/2033)	1,000,000	1,206,997
6.00%, 01/15/2043 (Callable 07/15/2033)	1,000,000	1,188,830
Tri-Creek 2002 High School Building Corp., 4.00%, 07/15/2039 (Callable 07/15/2028)	345,000	351,092
Western School Building Corp.
5.00%, 07/15/2040 (Callable 07/15/2032)	1,385,000	1,538,728
5.00%, 07/15/2042 (Callable 07/15/2032)	465,000	507,801
5.00%, 01/15/2044 (Callable 07/15/2032)	1,000,000	1,081,538
Westfield High School Building Corp.
5.00%, 01/15/2029 (Callable 01/15/2026)	250,000	256,972
5.00%, 01/15/2030 (Callable 01/15/2026)	300,000	307,905
Westfield-Washington Multi-School Building Corp.
5.50%, 07/15/2040 (Callable 07/15/2031)	745,000	840,864
5.50%, 01/15/2043 (Callable 07/15/2031)	565,000	626,936
Wheeler-Union Township School Building Corp., 5.00%, 01/15/2042 (Callable 07/15/2030)	1,225,000	1,313,531
		133,152,940

Iowa - 1.3%
Ballard Community School District, 4.00%, 06/01/2042 (Callable 06/01/2032)	1,150,000	1,140,456
City of Ames IA, 4.00%, 06/15/2035 (Callable 06/15/2026)	1,510,000	1,518,357
City of Coralville IA
4.00%, 05/01/2030 (Callable 05/01/2029)	1,000,000	1,006,137
4.50%, 06/01/2032 (Callable 11/01/2024)	3,915,000	3,867,675
3.00%, 05/01/2033 (Callable 05/01/2029)	1,000,000	908,700
5.00%, 05/01/2035 (Callable 05/01/2031)	650,000	714,098
5.00%, 05/01/2036 (Callable 05/01/2031)	685,000	750,246
5.00%, 05/01/2037 (Callable 05/01/2031)	725,000	791,294
5.00%, 06/01/2041 (Callable 06/01/2030)	555,000	590,447
5.00%, 05/01/2042 (Callable 05/01/2030)	1,500,000	1,581,206
5.00%, 06/01/2042 (Callable 06/01/2030)	585,000	620,315
5.00%, 06/01/2043 (Callable 06/01/2030)	515,000	544,357
5.00%, 06/01/2044 (Callable 06/01/2030)	585,000	616,988
College Community School District Infrastructure Sales Services & Use Tax, 4.00%, 06/01/2033 (Callable 06/01/2030)	1,820,000	1,894,363
Crawford County Memorial Hospital, Inc., 5.00%, 06/15/2027 (Callable 12/15/2026)	2,000,000	2,030,750
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030) (b)	2,500,000	2,486,645
3.50%, 01/01/2047 (Callable 07/01/2026)	550,000	548,514
4.00%, 07/01/2047 (Callable 07/01/2028)	1,030,000	1,043,853
5.00%, 01/01/2049 (Callable 07/01/2033)	1,785,000	1,890,997
Iowa Higher Education Loan Authority
3.00%, 04/01/2029	870,000	856,339
5.00%, 10/01/2029	1,160,000	1,264,501
3.00%, 04/01/2030	650,000	635,057
3.00%, 04/01/2031	525,000	507,460
5.00%, 10/01/2034 (Callable 10/01/2030)	300,000	323,034
5.00%, 10/01/2035 (Callable 10/01/2030)	360,000	385,781
5.00%, 10/01/2036 (Callable 10/01/2030)	365,000	389,670
5.00%, 12/01/2041 (Callable 12/01/2026)	2,000,000	2,078,158
4.75%, 10/01/2042 (Callable 10/01/2030)	750,000	772,543
Jesup Community School District Infrastructure Sales Services & Use Tax, 4.00%, 07/01/2039 (Callable 07/01/2033)	545,000	562,486
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026) (a)	14,345,000	14,753,406
Southern Iowa Rural Water Association, 3.00%, 12/01/2032 (Callable 12/01/2028)	1,030,000	996,021
Xenia Rural Water District, 5.00%, 12/01/2028 (Callable 12/01/2026)	500,000	520,460
		48,590,314

Kansas - 0.5%
City of Goddard KS
4.00%, 12/01/2025 (Callable 12/01/2024)	285,000	285,387
3.50%, 06/01/2034 (Callable 10/22/2024)	1,420,000	1,302,627
City of Haysville KS, 4.25%, 10/01/2025 (Callable 11/01/2024)	615,000	615,430
City of Manhattan KS, 4.00%, 06/01/2027 (Callable 06/01/2025)	550,000	551,400
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 03/01/2025)	3,750,000	3,757,437
City of Wamego KS, 4.00%, 03/01/2027 (Callable 11/01/2024)	1,540,000	1,540,878
City of Wichita KS
5.00%, 12/01/2031 (Callable 12/01/2025) (c)	1,000,000	1,018,495
5.00%, 12/01/2032 (Callable 12/01/2025) (c)	2,055,000	2,092,535
4.00%, 09/01/2038 (Callable 09/01/2027)	885,000	886,429
Kansas Power Pool
4.00%, 12/01/2038 (Callable 12/01/2029)	700,000	707,275
4.00%, 12/01/2040 (Callable 12/01/2029)	1,095,000	1,095,895
Leavenworth County Unified School District No 469, 4.00%, 09/01/2026	800,000	813,250
Sedgwick County Unified School District No 262 Valley Center, 4.50%, 09/01/2043 (Callable 09/01/2031)	850,000	869,903
Wabaunsee County Unified School District No 330 Mission Valley
5.50%, 09/01/2042 (Callable 09/01/2031)	750,000	840,079
5.50%, 09/01/2047 (Callable 09/01/2031)	750,000	826,830
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.00%, 09/01/2044 (Callable 10/28/2024)	1,740,000	1,740,915
		18,944,765

Kentucky - 0.9%
City of Ashland KY, 4.00%, 02/01/2036 (Callable 02/01/2026)	1,000,000	1,001,185
City of Versailles KY, 3.00%, 08/15/2026 (Callable 11/01/2024)	3,000,000	2,986,300
County of Leslie KY, 4.00%, 02/01/2052 (Callable 02/01/2030)	1,485,000	1,431,424
Jefferson County School District Finance Corp., 5.00%, 06/01/2025	520,000	527,517
Kentucky Economic Development Finance Authority
0.00%, 10/01/2025 (e)	685,000	658,728
0.00%, 10/01/2026 (e)	765,000	709,506
0.00%, 10/01/2027 (e)	785,000	700,670
0.00%, 10/01/2028 (e)	1,040,000	891,733
5.00%, 07/01/2033 (Callable 07/01/2025)	1,295,000	1,306,101
Kentucky Housing Corp., 5.00%, 09/01/2043 (Callable 03/01/2026) (a)	3,000,000	3,086,836
Kentucky Municipal Power Agency, 5.00%, 09/01/2042 (Callable 09/01/2025)	2,000,000	2,014,116
Kentucky Public Energy Authority
4.00%, 08/01/2027	570,000	579,422
4.00%, 12/01/2050 (Callable 03/01/2026) (a)	5,575,000	5,628,654
Kentucky State University
4.00%, 11/01/2033 (Callable 11/01/2031)	260,000	274,458
4.00%, 11/01/2035 (Callable 11/01/2031)	270,000	283,736
4.00%, 11/01/2038 (Callable 11/01/2031)	325,000	336,009
Lexington-Fayette Urban County Airport Board
5.00%, 07/01/2043 (Callable 07/01/2033)	570,000	619,280
5.25%, 07/01/2048 (Callable 07/01/2033)	525,000	571,817
5.25%, 07/01/2053 (Callable 07/01/2033)	1,000,000	1,081,630
Logan County School District Finance Corp., 5.00%, 09/01/2036 (Callable 09/01/2033)	1,000,000	1,114,870
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2047 (Callable 07/01/2026) (a)	1,500,000	1,558,674
Morgan County School District Finance Corp., 3.00%, 08/01/2032 (Callable 08/01/2027)	500,000	465,762
Paducah Electric Plant Board, 5.00%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,036,686
Paducah Independent School District Finance Corp., 3.50%, 09/01/2033 (Callable 09/01/2026)	300,000	300,954
Pineville Independent School District Finance Corp., 4.00%, 05/01/2036 (Callable 05/01/2032)	180,000	186,081
Rural Water Financing Agency, 3.10%, 11/01/2024 (Callable 10/17/2024)	2,000,000	1,996,854
University of Louisville, 4.50%, 03/01/2036 (Callable 09/01/2026)	4,000,000	4,028,947
		35,377,950

Louisiana - 1.3%
City of Pineville LA Utilities Revenue
4.00%, 05/01/2034 (Callable 05/01/2032)	400,000	421,340
4.00%, 05/01/2037 (Callable 05/01/2032)	325,000	338,405
City of Ruston LA
5.00%, 09/01/2028	200,000	215,297
5.00%, 09/01/2029	250,000	273,231
5.00%, 09/01/2030	275,000	303,412
5.00%, 09/01/2031	300,000	333,283
5.00%, 09/01/2032	300,000	335,299
5.00%, 09/01/2033	330,000	371,681
5.00%, 09/01/2034	260,000	295,071
5.00%, 09/01/2036 (Callable 09/01/2034)	585,000	658,535
5.00%, 09/01/2041 (Callable 09/01/2034)	1,000,000	1,097,916
5.00%, 09/01/2044 (Callable 09/01/2034)	500,000	543,537
City of Shreveport LA Water & Sewer Revenue, 4.00%, 12/01/2034 (Callable 12/01/2028)	1,225,000	1,244,831
East Baton Rouge Sewerage Commission, 1.30%, 02/01/2041 (Callable 08/01/2027) (a)	655,000	591,360
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2037 (Callable 07/15/2033)	2,875,000	3,265,190
Louisiana Housing Corp.
4.00%, 01/01/2043 (Callable 07/01/2026) (a)	4,500,000	4,577,089
5.00%, 07/01/2046 (Callable 02/01/2026) (a)	3,024,000	3,107,039
4.50%, 12/01/2047 (Callable 12/01/2027)	95,000	96,378
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 10/01/2024	100,000	100,000
4.25%, 04/01/2043 (Callable 04/01/2033)	100,000	102,919
5.00%, 10/01/2043 (Callable 10/01/2033)	550,000	596,151
5.00%, 04/01/2048 (Callable 04/01/2033)	800,000	861,425
5.13%, 10/01/2048 (Callable 10/01/2033)	700,000	754,711
4.50%, 04/01/2053 (Callable 04/01/2033)	350,000	353,530
5.00%, 04/01/2053 (Callable 04/01/2033)	800,000	851,404
Louisiana Public Facilities Authority
5.00%, 10/01/2024	180,000	180,000
5.25%, 10/01/2031	2,280,000	2,536,008
5.00%, 05/15/2033 (Callable 05/15/2027)	2,000,000	2,082,026
5.25%, 10/01/2033	2,000,000	2,255,228
5.00%, 12/15/2034 (Callable 12/15/2032) (b)	2,110,000	2,210,005
Louisiana State University & Agricultural & Mechanical College, 5.00%, 07/01/2028 (Callable 07/01/2026)	4,200,000	4,338,614
Morehouse Parish Hospital Service District No 1, 4.00%, 10/01/2028 (Callable 10/01/2027)	660,000	654,021
New Orleans Aviation Board, 5.00%, 01/01/2031 (Callable 01/01/2025) (c)	3,000,000	3,008,543
Parish of St John the Baptist LA
5.00%, 03/01/2031 (Callable 03/01/2029)	385,000	418,240
5.00%, 03/01/2032 (Callable 03/01/2029)	500,000	541,001
Parish of Terrebonne LA Sales & Use Tax Revenue, 0.00%, 04/01/2034 (e)	815,000	579,356
Plaquemines Port Harbor & Terminal District, 4.00%, 03/15/2025	5,000,000	5,001,780
St Tammany Parish Hospital Service District No 1
5.00%, 07/01/2036 (Callable 07/01/2028)	1,745,000	1,845,703
5.00%, 07/01/2038 (Callable 07/01/2028)	855,000	899,436
Tangipahoa Parish School Board Sales & Use Tax Revenue, 4.00%, 03/01/2041 (Callable 03/01/2031)	500,000	509,108
		48,748,103

Maine - 0.3%
City of Lewiston ME
1.38%, 02/15/2033 (Callable 02/15/2028)	1,000,000	797,823
1.63%, 02/15/2036 (Callable 02/15/2028)	1,435,000	1,081,576
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2037 (Callable 07/01/2029)	255,000	259,371
5.00%, 07/01/2038 (Callable 07/01/2030)	1,530,000	1,647,996
Maine State Housing Authority
3.63%, 11/15/2039 (Callable 11/15/2024)	2,255,000	2,212,091
3.50%, 11/15/2045 (Callable 05/15/2025)	5,000	4,993
4.00%, 11/15/2045 (Callable 11/15/2025)	15,000	14,988
3.50%, 11/15/2047 (Callable 11/15/2026)	230,000	229,321
4.00%, 11/15/2049 (Callable 05/15/2028)	205,000	206,085
4.00%, 11/15/2050 (Callable 05/15/2029)	595,000	601,137
5.00%, 11/15/2052 (Callable 11/15/2031)	3,695,000	3,861,130
5.00%, 11/15/2052 (Callable 11/15/2031)	1,440,000	1,503,471
		12,419,982

Maryland - 1.0%
County of Baltimore MD, 4.00%, 09/01/2036 (Callable 09/01/2031)	135,000	140,026
Howard County Housing Commission
4.13%, 12/01/2043 (Callable 12/01/2033)	1,320,000	1,294,835
5.00%, 12/01/2043 (Callable 12/01/2033)	2,500,000	2,679,965
Maryland Community Development Administration
4.05%, 10/01/2024	4,000,000	4,000,000
4.60%, 12/01/2024	10,000,000	10,013,687
3.85%, 03/01/2025	5,000,000	5,005,013
2.70%, 09/01/2034 (Callable 03/01/2029)	2,000,000	1,803,977
4.70%, 03/01/2046 (Callable 03/01/2031)	2,250,000	2,283,116
3.50%, 03/01/2050 (Callable 03/01/2029)	625,000	625,315
5.00%, 09/01/2052 (Callable 03/01/2031)	6,795,000	7,103,042
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2028	300,000	313,201
5.00%, 07/01/2028	370,000	394,736
4.00%, 01/01/2029	980,000	995,568
5.00%, 01/01/2029	290,000	305,940
5.00%, 01/01/2030	185,000	196,714
5.00%, 07/01/2045 (Callable 01/01/2027) (a)	780,000	816,714
Montgomery County Housing Opportunities Commission, 5.00%, 01/01/2043 (Callable 01/01/2034)	1,000,000	1,116,145
		39,087,994

Massachusetts - 0.5%
Commonwealth of Massachusetts, 4.00%, 04/01/2042 (Callable 04/01/2025)	30,000	30,018
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026) (e)	5,800,000	4,911,912
Massachusetts Development Finance Agency
5.00%, 01/01/2031 (Callable 01/01/2027)	475,000	490,368
5.00%, 07/01/2036 (Callable 07/01/2026)	1,000,000	1,022,150
5.00%, 07/01/2041 (Callable 07/01/2026)	1,350,000	1,369,389
Massachusetts Educational Financing Authority, 5.00%, 01/01/2026 (Callable 01/01/2025) (c)	2,000,000	2,005,959
Massachusetts Housing Finance Agency
3.30%, 12/01/2026 (Callable 06/01/2025)	1,000,000	1,001,575
3.35%, 06/01/2027 (Callable 12/01/2025)	2,600,000	2,620,515
4.00%, 12/01/2028 (Callable 10/22/2024)	910,000	910,080
3.50%, 06/01/2042 (Callable 06/01/2025)	580,000	578,296
4.50%, 12/01/2048 (Callable 12/01/2027)	855,000	864,306
4.00%, 06/01/2049 (Callable 12/01/2028)	435,000	438,584
5.00%, 06/01/2050 (Callable 06/01/2032)	1,680,000	1,757,401
		18,000,553

Michigan - 3.6%
Allegan Public School District
5.00%, 05/01/2035 (Callable 05/01/2033)	900,000	1,036,345
5.00%, 05/01/2036 (Callable 05/01/2033)	935,000	1,070,228
5.00%, 05/01/2037 (Callable 05/01/2033)	725,000	826,816
5.00%, 05/01/2038 (Callable 05/01/2033)	1,025,000	1,153,380
5.00%, 05/01/2039 (Callable 05/01/2033)	1,075,000	1,191,506
Berkley School District
5.00%, 05/01/2040 (Callable 05/01/2034)	335,000	381,690
5.00%, 05/01/2041 (Callable 05/01/2034)	760,000	857,413
5.00%, 05/01/2042 (Callable 05/01/2034)	1,000,000	1,121,505
5.00%, 05/01/2043 (Callable 05/01/2034)	1,425,000	1,589,000
5.00%, 05/01/2044 (Callable 05/01/2034)	1,525,000	1,694,671
5.25%, 05/01/2044 (Callable 05/01/2033)	875,000	984,510
5.00%, 05/01/2046 (Callable 05/01/2034)	3,870,000	4,274,762
5.25%, 05/01/2048 (Callable 05/01/2033)	700,000	780,060
City of Detroit MI
5.25%, 05/01/2028	275,000	296,458
5.25%, 05/01/2029	685,000	751,987
5.25%, 05/01/2030	680,000	757,284
5.25%, 05/01/2031	575,000	646,357
5.25%, 05/01/2032	600,000	681,159
5.25%, 05/01/2033	550,000	630,823
6.00%, 05/01/2039 (Callable 05/01/2033)	500,000	585,166
Clio Area School District
4.00%, 05/01/2038 (Callable 05/01/2032)	635,000	662,982
4.00%, 05/01/2040 (Callable 05/01/2032)	885,000	906,770
Coopersville Area Public Schools
4.00%, 05/01/2039 (Callable 05/01/2032)	300,000	309,368
4.50%, 05/01/2041 (Callable 05/01/2032)	310,000	327,956
4.50%, 05/01/2043 (Callable 05/01/2032)	300,000	314,400
Eastern Michigan University, 4.00%, 03/01/2034 (Callable 03/01/2027)	985,000	1,002,393
Flat Rock Community School District
5.00%, 05/01/2036 (Callable 05/01/2032)	670,000	759,979
5.00%, 05/01/2037 (Callable 05/01/2032)	725,000	817,556
5.00%, 05/01/2038 (Callable 05/01/2032)	575,000	643,723
5.00%, 05/01/2039 (Callable 05/01/2032)	805,000	894,937
5.00%, 05/01/2041 (Callable 05/01/2032)	1,385,000	1,518,250
5.00%, 05/01/2044 (Callable 05/01/2032)	1,485,000	1,612,313
Fraser Public School District, 5.00%, 05/01/2048 (Callable 05/01/2033)	1,000,000	1,072,522
Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/01/2036 (Callable 07/01/2026)	5,000,000	5,165,370
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2045 (Callable 07/01/2030)	1,740,000	1,878,007
5.00%, 07/01/2046 (Callable 07/01/2026)	2,000,000	2,044,768
Jenison Public Schools
5.00%, 05/01/2042 (Callable 05/01/2034)	225,000	247,526
5.00%, 05/01/2043 (Callable 05/01/2034)	385,000	421,777
5.00%, 05/01/2044 (Callable 05/01/2034)	250,000	273,154
5.00%, 05/01/2046 (Callable 05/01/2034)	425,000	463,002
5.00%, 05/01/2049 (Callable 05/01/2034)	525,000	566,493
Michigan Finance Authority
5.00%, 07/01/2025 (Callable 11/01/2024)	1,000,000	1,000,950
5.00%, 11/01/2025	885,000	900,221
5.25%, 02/01/2027	1,540,000	1,561,232
5.00%, 11/15/2027 (Callable 11/15/2026)	1,055,000	1,098,910
5.00%, 11/01/2028	1,025,000	1,080,284
4.00%, 02/01/2029 (Callable 02/01/2027)	535,000	518,358
5.00%, 09/01/2029	400,000	426,761
4.50%, 10/01/2029 (Callable 11/12/2024)	6,900,000	6,905,775
5.00%, 09/01/2030 (Callable 03/01/2030)	440,000	470,628
5.00%, 08/31/2031	1,000,000	1,099,801
5.25%, 02/01/2032 (Callable 02/01/2027)	590,000	600,734
5.00%, 05/15/2034 (Callable 05/15/2025)	2,500,000	2,524,125
5.00%, 07/01/2034 (Callable 07/01/2025)	2,000,000	2,025,085
5.00%, 12/01/2035 (Callable 12/01/2027)	1,000,000	1,051,038
5.00%, 10/01/2039 (Callable 10/01/2024)	3,135,000	3,135,000
5.25%, 02/29/2040 (Callable 02/28/2034)	500,000	560,115
5.25%, 02/28/2041 (Callable 02/28/2034)	500,000	556,187
5.00%, 11/15/2041 (Callable 11/15/2026)	1,500,000	1,534,818
5.25%, 02/28/2042 (Callable 02/28/2034)	500,000	553,556
5.00%, 07/01/2044 (Callable 11/01/2024)	3,910,000	3,912,116
5.00%, 11/15/2044 (Callable 05/16/2026) (a)	4,950,000	5,134,826
Michigan State Housing Development Authority
3.70%, 04/01/2030 (Callable 04/01/2026)	6,250,000	6,266,037
3.25%, 10/01/2037 (Callable 10/01/2025)	1,745,000	1,614,408
3.80%, 07/01/2041 (Callable 07/01/2026) (a)	2,250,000	2,272,588
4.25%, 06/01/2049 (Callable 12/01/2027)	890,000	900,160
4.25%, 12/01/2049 (Callable 06/01/2028)	915,000	928,485
4.65%, 12/01/2049 (Callable 06/01/2033)	2,200,000	2,232,314
3.50%, 12/01/2050 (Callable 06/01/2029)	3,355,000	3,356,621
5.00%, 06/01/2053 (Callable 12/01/2031)	2,525,000	2,649,867
5.50%, 06/01/2053 (Callable 12/01/2031)	2,300,000	2,453,799
5.75%, 06/01/2054 (Callable 12/01/2032)	4,885,000	5,298,335
6.00%, 06/01/2054 (Callable 06/01/2033)	6,500,000	7,187,328
Michigan Strategic Fund, 1.80%, 10/01/2049 (a)(c)	1,000,000	1,000,000
Oakland University, 5.00%, 07/01/2031 (Callable 01/01/2025)	3,700,000	3,711,908
Pinckney Community Schools, 5.00%, 05/01/2035 (Callable 05/01/2026)	1,500,000	1,541,601
Rochester Community School District, 5.00%, 05/01/2035 (Callable 05/01/2026)	550,000	567,406
Rockford Public Schools
5.00%, 05/01/2036 (Callable 05/01/2033)	1,000,000	1,142,197
5.00%, 05/01/2037 (Callable 05/01/2033)	800,000	909,767
5.00%, 05/01/2040 (Callable 05/01/2033)	1,230,000	1,369,399
Romeo Community School District, 5.00%, 05/01/2029 (Callable 05/01/2026)	1,000,000	1,037,001
Swartz Creek Community Schools, 5.00%, 05/01/2039 (Callable 05/01/2029)	815,000	870,423
Thornapple Kellogg School District, 5.00%, 05/01/2036 (Callable 05/01/2033)	1,320,000	1,500,562
Wayne County Airport Authority
5.00%, 12/01/2031 (Callable 12/01/2027)	690,000	728,956
5.00%, 12/01/2033 (Callable 12/01/2025)	1,485,000	1,512,085
Wayne State University, 5.00%, 11/15/2030 (Callable 11/15/2025)	1,025,000	1,046,198
Western Michigan University
5.00%, 11/15/2029 (Callable 05/15/2025)	250,000	252,996
5.00%, 11/15/2038 (Callable 05/15/2031)	375,000	411,323
5.00%, 11/15/2039 (Callable 05/15/2031)	400,000	438,720
5.00%, 11/15/2040 (Callable 05/15/2031)	420,000	458,423
		133,523,793

Minnesota - 1.3%
City of Maple Grove MN
5.00%, 05/01/2027	200,000	207,834
5.00%, 05/01/2029 (Callable 05/01/2027)	500,000	517,867
5.00%, 09/01/2030 (Callable 09/01/2025)	610,000	616,146
5.00%, 05/01/2031 (Callable 05/01/2027)	525,000	541,318
City of Minneapolis MN
5.00%, 11/15/2034 (Callable 11/15/2025)	680,000	684,474
4.00%, 11/15/2036 (Callable 11/15/2031)	1,090,000	1,118,112
City of Virginia MN, 5.00%, 12/15/2026 (Callable 06/15/2025)	8,000,000	8,069,047
County of Washington MN, 2.25%, 02/01/2034 (Callable 02/01/2028)	1,525,000	1,339,974
Duluth Economic Development Authority
5.00%, 06/15/2028	450,000	483,828
5.00%, 02/15/2034 (Callable 02/15/2028)	685,000	718,253
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.62%, 08/25/2041 (Callable 08/25/2041) (a)	4,494,278	4,834,313
Forest Lake Independent School District No 831, 3.13%, 02/01/2039 (Callable 02/01/2026)	75,000	71,799
Housing & Redevelopment Authority of The City of St Paul Minnesota
5.00%, 12/01/2028	1,115,000	1,164,482
5.00%, 11/15/2029 (Callable 11/15/2027)	705,000	736,628
5.00%, 12/01/2030	300,000	320,903
5.00%, 11/15/2034 (Callable 11/15/2027)	1,900,000	1,968,877
5.00%, 12/01/2036 (Callable 12/01/2030)	1,600,000	1,697,992
Minnesota Higher Education Facilities Authority
5.00%, 10/01/2039 (Callable 10/01/2030)	2,040,000	2,215,757
4.00%, 10/01/2040 (Callable 10/01/2030)	1,030,000	1,041,185
4.13%, 10/01/2041 (Callable 10/01/2030)	1,000,000	1,011,209
4.13%, 10/01/2042 (Callable 10/01/2030)	1,000,000	1,008,184
5.00%, 10/01/2053 (Callable 04/01/2029) (a)	2,000,000	2,172,012
Minnesota Housing Finance Agency
3.30%, 02/01/2025 (Callable 11/01/2024)	2,000,000	2,000,484
3.80%, 02/01/2025 (Callable 10/14/2024)	2,040,000	2,040,195
3.60%, 07/01/2033 (Callable 11/01/2024)	455,000	454,990
3.10%, 07/01/2035 (Callable 07/01/2025)	1,485,000	1,400,641
4.00%, 01/01/2038 (Callable 11/01/2024)	95,000	94,971
4.00%, 08/01/2040 (Callable 08/01/2033)	1,000,000	1,026,272
4.00%, 01/01/2047 (Callable 01/01/2026)	90,000	90,112
3.75%, 01/01/2050 (Callable 01/01/2029)	1,555,000	1,559,991
3.50%, 07/01/2050 (Callable 07/01/2029)	2,010,000	2,009,198
5.75%, 07/01/2053 (Callable 01/01/2033)	2,925,000	3,160,990
Plymouth Intermediate District No. 287, 4.00%, 02/01/2028 (Callable 02/01/2027)	350,000	360,920
Sauk Centre Public Utilities Commission Electric Revenue, 4.25%, 12/01/2044 (Callable 12/01/2034)	825,000	842,594
St Paul Port Authority, 4.75%, 10/01/2043 (Callable 10/01/2033)	1,000,000	1,044,128
Zumbro Education District
4.00%, 02/01/2029	350,000	352,426
4.00%, 02/01/2038 (Callable 02/01/2031)	385,000	370,121
		49,348,227

Mississippi - 1.9%
Biloxi Public School District, 5.00%, 04/01/2026	500,000	514,519
City of Gluckstadt MS
6.00%, 06/01/2025	100,000	101,342
6.00%, 06/01/2027	285,000	300,645
6.00%, 06/01/2029 (Callable 06/01/2028)	370,000	397,295
6.00%, 06/01/2031 (Callable 06/01/2028)	405,000	432,579
6.00%, 06/01/2032 (Callable 06/01/2028)	100,000	106,616
5.00%, 06/01/2034 (Callable 06/01/2028)	100,000	103,768
5.00%, 06/01/2035 (Callable 06/01/2028)	490,000	507,764
City of Gulfport MS, 5.00%, 07/01/2027 (Callable 07/01/2026)	500,000	506,076
City of Louisville MS
4.50%, 09/01/2033 (Callable 09/01/2029)	280,000	289,578
4.50%, 09/01/2034 (Callable 09/01/2029)	300,000	309,752
City of Pearl MS
5.50%, 09/01/2028	310,000	336,868
5.50%, 09/01/2029	325,000	359,105
City of Ridgeland MS
3.00%, 10/01/2025	1,000,000	994,372
3.00%, 10/01/2026	1,100,000	1,087,170
3.00%, 10/01/2028 (Callable 10/01/2027)	690,000	668,388
County of Warren MS
6.00%, 09/01/2042 (Callable 09/01/2033)	610,000	721,677
6.00%, 09/01/2043 (Callable 09/01/2033)	550,000	648,191
6.00%, 09/01/2048 (Callable 09/01/2033)	3,000,000	3,475,522
6.00%, 09/01/2053 (Callable 09/01/2033)	2,070,000	2,371,492
Jackson County Utility Authority, 5.00%, 09/01/2029 (Callable 09/01/2025)	1,100,000	1,116,747
Medical Center Educational Building Corp.
5.00%, 06/01/2042 (Callable 06/01/2027)	500,000	514,674
4.00%, 06/01/2048 (Callable 06/01/2033)	1,500,000	1,464,629
Mississippi Business Finance Corp., 3.20%, 09/01/2028 (Callable 11/01/2024)	2,100,000	2,100,085
Mississippi Development Bank
5.00%, 05/01/2027	250,000	264,047
5.00%, 11/01/2027	560,000	567,557
5.00%, 05/01/2028	500,000	536,979
5.00%, 05/01/2029	200,000	218,635
5.00%, 09/01/2029	1,900,000	2,005,933
5.00%, 09/01/2030	1,130,000	1,196,402
5.25%, 03/01/2034 (Callable 03/01/2028)	490,000	508,256
4.00%, 07/01/2034 (Callable 07/01/2031)	285,000	290,522
5.00%, 11/01/2034 (Callable 11/01/2027)	2,000,000	2,085,330
5.00%, 05/01/2035 (Callable 05/01/2029)	200,000	215,815
4.00%, 07/01/2035 (Callable 07/01/2031)	405,000	412,144
4.00%, 03/01/2036 (Callable 03/01/2028)	300,000	303,780
5.00%, 05/01/2036 (Callable 05/01/2029)	360,000	387,442
4.00%, 07/01/2036 (Callable 07/01/2031)	250,000	253,996
5.50%, 03/01/2038 (Callable 03/01/2029)	265,000	285,992
4.00%, 07/01/2038 (Callable 07/01/2031)	245,000	248,746
4.00%, 04/01/2039 (Callable 04/01/2033)	1,345,000	1,375,948
4.00%, 07/01/2039 (Callable 07/01/2031)	390,000	393,840
5.00%, 06/01/2041 (Callable 06/01/2034)	340,000	379,795
5.00%, 04/01/2042 (Callable 04/01/2034)	475,000	529,536
5.25%, 03/01/2045 (Callable 03/01/2028)	1,345,000	1,364,939
5.00%, 03/01/2048 (Callable 03/01/2029)	1,570,000	1,625,825
5.00%, 05/01/2049 (Callable 05/01/2033)	2,935,000	3,130,768
5.00%, 05/01/2049 (Callable 05/01/2034)	3,000,000	3,225,181
5.00%, 05/01/2052 (Callable 05/01/2034)	3,175,000	3,399,748
Mississippi Home Corp.
3.38%, 12/01/2034 (Callable 06/01/2028)	3,000,000	2,974,340
4.38%, 12/01/2044 (Callable 12/01/2032)	2,000,000	2,014,474
4.05%, 12/01/2047 (Callable 06/01/2031)	500,000	486,834
4.80%, 12/01/2049 (Callable 06/01/2033)	3,500,000	3,581,592
Mississippi Hospital Equipment & Facilities Authority, 5.00%, 10/01/2034 (Callable 10/01/2029)	725,000	782,385
Natchez-Adams School District, 5.00%, 02/01/2030	645,000	707,617
Pearl River Community College District
4.00%, 06/01/2037 (Callable 06/01/2031)	2,590,000	2,616,658
4.13%, 06/01/2039 (Callable 06/01/2031)	160,000	160,379
State of Mississippi Gaming Tax Revenue
5.00%, 10/15/2028 (Callable 10/15/2025)	1,260,000	1,285,804
5.00%, 10/15/2034 (Callable 10/15/2025)	1,000,000	1,014,194
5.00%, 10/15/2035 (Callable 10/15/2028)	4,000,000	4,224,467
5.00%, 10/15/2035 (Callable 10/15/2025)	950,000	962,481
Sunflower County Consolidated School District, 4.00%, 06/01/2042 (Callable 06/01/2032)	1,620,000	1,621,660
University of Mississippi Educational Building Corp.
5.00%, 10/01/2047 (Callable 10/01/2032)	800,000	864,500
4.50%, 10/01/2052 (Callable 10/01/2032)	1,000,000	1,015,919
University of Southern Mississippi, 5.00%, 09/01/2035 (Callable 09/01/2026)	535,000	558,700
Vicksburg Warren School District, 5.00%, 03/01/2029	150,000	159,215
		69,667,229

Missouri - 2.8%
Boonville School District No R-1/MO, 5.00%, 03/01/2041 (Callable 03/01/2029)	1,280,000	1,364,104
Caldwell County School District No R-II Hamilton, 5.00%, 04/15/2038 (Callable 04/15/2026)	820,000	833,147
Callaway County School District No R-III New Bloomfield, 5.00%, 03/01/2039 (Callable 03/01/2029)	1,050,000	1,115,680
Carl Junction R-I School District/MO
5.00%, 03/01/2036 (Callable 03/01/2029)	1,625,000	1,753,772
5.00%, 03/01/2037 (Callable 03/01/2029)	1,700,000	1,831,073
5.00%, 03/01/2040 (Callable 03/01/2032)	1,500,000	1,647,792
5.00%, 03/01/2041 (Callable 03/01/2032)	1,975,000	2,161,787
5.00%, 03/01/2043 (Callable 03/01/2032)	1,175,000	1,278,682
Center School District No 58/MO, 4.00%, 04/15/2031 (Callable 04/15/2027)	170,000	174,069
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	11,100,000	11,203,714
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	425,000	454,183
Cole County Reorganized School District No 2
5.00%, 03/01/2039 (Callable 03/01/2029)	700,000	749,826
5.00%, 03/01/2042 (Callable 03/01/2029)	1,275,000	1,354,473
5.00%, 03/01/2043 (Callable 03/01/2029)	600,000	635,885
5.00%, 03/01/2044 (Callable 03/01/2029)	900,000	951,940
Fort Zumwalt School District, 5.25%, 03/01/2042 (Callable 03/01/2030)	1,730,000	1,873,195
Health & Educational Facilities Authority of the State of Missouri
5.00%, 09/01/2025	680,000	685,472
5.00%, 09/01/2026	410,000	416,722
5.00%, 09/01/2027	280,000	286,750
5.00%, 11/15/2027 (Callable 11/15/2025)	585,000	595,131
5.00%, 02/01/2034 (Callable 10/22/2024)	950,000	988,733
5.00%, 02/15/2035 (Callable 02/15/2029)	615,000	654,102
5.00%, 11/15/2035 (Callable 11/15/2025)	1,950,000	1,976,615
5.00%, 02/15/2036 (Callable 02/15/2029)	425,000	451,134
Jackson County School District No R-IV Blue Springs
6.00%, 03/01/2038 (Callable 03/01/2029)	1,005,000	1,150,933
5.50%, 03/01/2044 (Callable 03/01/2034)	2,280,000	2,660,257
Jefferson County Consolidated School District No 6/MO, 3.00%, 03/01/2034 (Callable 03/01/2028)	700,000	692,753
Kansas City Industrial Development Authority, 4.00%, 03/01/2035 (Callable 03/01/2030)	455,000	465,179
Marshall School District/MO
5.00%, 03/01/2036 (Callable 03/01/2033)	745,000	833,898
5.00%, 03/01/2037 (Callable 03/01/2033)	840,000	936,473
Meramec Valley School District No R-III, 3.00%, 03/01/2037 (Callable 03/01/2028)	360,000	350,275
Missouri Housing Development Commission
3.95%, 11/01/2040 (Callable 05/01/2025)	5,000	5,002
3.25%, 11/01/2052 (Callable 11/01/2030)	3,865,000	3,842,134
5.50%, 05/01/2055 (Callable 05/01/2033)	3,650,000	3,990,049
6.00%, 05/01/2055 (Callable 05/01/2033)	5,250,000	5,926,164
Missouri Joint Municipal Electric Utility Commission
5.00%, 06/01/2033	830,000	956,859
5.00%, 06/01/2033	785,000	907,576
5.00%, 06/01/2033	300,000	336,654
5.00%, 06/01/2034	825,000	961,002
5.00%, 12/01/2040 (Callable 06/01/2026)	1,040,000	1,062,563
Missouri Southern State University
4.00%, 10/01/2035 (Callable 10/01/2029)	100,000	102,397
4.00%, 10/01/2036 (Callable 10/01/2029)	110,000	112,626
4.00%, 10/01/2039 (Callable 10/01/2029)	110,000	111,041
Missouri State Environmental Improvement & Energy Resources Authority, 2.75%, 09/01/2033 (Callable 06/12/2027)	5,000,000	4,603,053
Montgomery County School District No R-II, 5.00%, 03/01/2041 (Callable 03/01/2029)	875,000	945,169
Normandy Schools Collaborative
3.00%, 03/01/2036 (Callable 03/01/2028)	1,525,000	1,439,236
3.00%, 03/01/2037 (Callable 03/01/2028)	1,325,000	1,230,763
North Callaway County School District No R-1
5.00%, 03/01/2038 (Callable 03/01/2029)	1,200,000	1,279,249
5.00%, 03/01/2039 (Callable 03/01/2029)	1,225,000	1,301,774
5.00%, 03/01/2040 (Callable 03/01/2029)	1,200,000	1,271,218
5.00%, 03/01/2041 (Callable 03/01/2029)	1,500,000	1,583,369
5.00%, 03/01/2042 (Callable 03/01/2029)	1,500,000	1,579,613
5.00%, 03/01/2043 (Callable 03/01/2029)	800,000	840,462
5.00%, 03/01/2044 (Callable 03/01/2029)	875,000	917,440
Northwest Missouri State University
5.00%, 06/01/2027	560,000	587,276
5.00%, 06/01/2028	1,595,000	1,698,753
5.00%, 06/01/2029	500,000	539,340
Pattonville R-3 School District, 5.25%, 03/01/2042 (Callable 03/01/2031)	2,000,000	2,210,925
Riverview Gardens School District
5.50%, 04/01/2038 (Callable 04/01/2032)	825,000	928,789
5.50%, 04/01/2040 (Callable 04/01/2032)	1,250,000	1,393,902
6.00%, 04/01/2042 (Callable 04/01/2032)	650,000	740,533
6.00%, 04/01/2044 (Callable 04/01/2032)	550,000	623,579
St Charles County Public Water Supply District No 2, 5.25%, 12/01/2046 (Callable 12/01/2033)	2,500,000	2,794,267
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2028 (Callable 12/01/2026)	4,000,000	4,104,119
3.88%, 10/01/2035 (Callable 10/01/2029)	290,000	267,914
5.00%, 04/01/2038 (Callable 04/01/2027)	1,540,000	1,589,320
St Louis Municipal Finance Corp.
4.00%, 02/15/2029 (Callable 02/15/2026)	2,165,000	2,192,505
5.00%, 10/01/2045 (Callable 10/01/2030)	1,330,000	1,401,466
University City Industrial Development Authority, 4.88%, 06/15/2036 (Callable 06/15/2033)	2,245,000	2,309,398
Valley Park School District
5.50%, 03/01/2040 (Callable 03/01/2032)	500,000	566,179
5.50%, 03/01/2041 (Callable 03/01/2032)	1,235,000	1,386,633
5.50%, 03/01/2042 (Callable 03/01/2032)	1,135,000	1,271,428
5.50%, 03/01/2044 (Callable 03/01/2032)	1,175,000	1,306,062
		105,745,550

Montana - 0.8%
City of Billings MT
5.00%, 07/01/2031	300,000	329,890
5.00%, 07/01/2032	300,000	332,626
5.00%, 07/01/2033	325,000	363,392
5.00%, 07/01/2034 (Callable 07/01/2033)	215,000	239,776
City of Forsyth MT
3.88%, 07/01/2028 (Callable 04/02/2028)	1,200,000	1,231,973
3.90%, 03/01/2031 (Callable 11/01/2024) (a)	9,395,000	9,380,908
3.88%, 10/01/2032	2,750,000	2,810,867
Judith Basin County K-12 School District No 12 Stanford
5.00%, 07/01/2041 (Callable 07/01/2033)	465,000	518,014
5.00%, 07/01/2043 (Callable 07/01/2033)	300,000	331,552
5.25%, 07/01/2048 (Callable 07/01/2033)	450,000	498,848
Montana Board of Housing
3.60%, 12/01/2030 (Callable 10/22/2024)	285,000	285,040
3.75%, 12/01/2038 (Callable 12/01/2027)	290,000	290,228
4.00%, 06/01/2049 (Callable 12/01/2027)	650,000	652,268
4.60%, 12/01/2049 (Callable 06/01/2033)	2,500,000	2,527,812
3.00%, 06/01/2052 (Callable 06/01/2031)	1,795,000	1,770,364
6.00%, 12/01/2053 (Callable 12/01/2032)	2,110,000	2,311,472
4.65%, 06/01/2054 (Callable 06/01/2033)	2,000,000	2,034,345
6.25%, 06/01/2054 (Callable 12/01/2032)	1,710,000	1,894,826
Montana Facility Finance Authority
5.00%, 06/01/2026 (Callable 12/01/2024)	765,000	767,126
5.00%, 06/01/2029 (Callable 12/01/2024)	715,000	716,980
5.00%, 06/01/2033 (Callable 06/01/2028)	310,000	328,124
4.00%, 01/01/2037 (Callable 01/01/2030)	700,000	714,532
Yellowstone and Carbon Counties School District No 7-70 Laurel, 5.00%, 07/01/2027	740,000	786,594
		31,117,557

Nebraska - 0.6%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029) (a)	7,200,000	7,722,124
City of Fremont NE Combined Utility System Revenue, 1.75%, 07/15/2034 (Callable 07/08/2028)	3,000,000	2,465,527
City of Sutton NE, 4.65%, 10/15/2025 (Callable 11/01/2024)	1,610,000	1,611,038
County of Douglas NE, 5.00%, 07/01/2036 (Callable 07/01/2027)	200,000	209,354
Cozad City School District, 4.00%, 06/15/2037 (Callable 05/17/2027)	500,000	505,670
Douglas County Hospital Authority No 2, 5.00%, 05/15/2029 (Callable 11/01/2024)	2,125,000	2,126,688
Nebraska Investment Finance Authority
3.50%, 09/01/2036 (Callable 03/01/2025)	275,000	271,375
3.50%, 09/01/2046 (Callable 03/01/2025)	50,000	49,866
5.50%, 03/01/2052 (Callable 03/01/2032)	4,575,000	4,895,023
Omaha Airport Authority, 5.00%, 12/15/2028 (Callable 12/15/2026) (c)	550,000	570,742
Village of Boys Town NE, 3.00%, 09/01/2028	2,125,000	2,146,013
		22,573,420

Nevada - 0.8%
Carson City NV
5.00%, 09/01/2031 (Callable 09/01/2027)	505,000	524,436
5.00%, 09/01/2033 (Callable 09/01/2027)	1,520,000	1,575,054
Clark County School District, 5.00%, 06/15/2032 (Callable 06/15/2027)	450,000	477,134
County of Clark NV, 3.75%, 01/01/2036 (a)	1,500,000	1,504,022
County of Washoe NV
3.63%, 03/01/2036 (a)	4,015,000	4,046,106
3.63%, 03/01/2036 (a)	1,000,000	1,007,747
Las Vegas Redevelopment Agency
5.00%, 06/15/2027 (Callable 06/15/2026)	1,210,000	1,241,108
5.00%, 06/15/2029 (Callable 06/15/2026)	200,000	204,333
3.00%, 06/15/2032 (Callable 06/15/2026)	1,000,000	921,061
Las Vegas Valley Water District, 3.25%, 06/01/2036 (Callable 06/01/2028)	2,600,000	2,555,512
Nevada Housing Division
5.00%, 12/01/2025 (Callable 12/01/2024) (a)	2,725,000	2,730,743
4.00%, 04/01/2049 (Callable 10/01/2028)	1,060,000	1,068,759
7.50%, 04/01/2049 (Callable 10/01/2033)	2,000,000	2,557,548
4.00%, 10/01/2049 (Callable 10/01/2028)	215,000	216,813
Nevada Rural Housing Authority, 6.00%, 11/01/2055 (Callable 05/01/2033)	3,400,000	3,830,084
State of Nevada Department of Business & Industry, 8.13%, 01/01/2050 (Callable 10/15/2024) (c)	4,000,000	4,119,676
		28,580,136

New Hampshire - 1.1%
New Hampshire Business Finance Authority
5.25%, 12/01/2035 (Callable 12/01/2025) (b)	7,750,000	7,760,757
5.38%, 12/15/2035 (Callable 06/15/2026) (b)	10,500,000	10,492,157
4.00%, 10/20/2036	2,922,091	2,924,048
4.00%, 12/01/2040 (Callable 06/01/2033)	630,000	649,436
4.16%, 10/20/2041	1,998,162	1,991,324
Series 2024-2, Class A, 3.63%, 08/20/2039	3,193,689	3,059,144
New Hampshire Health and Education Facilities Authority Act
5.00%, 10/01/2032 (Callable 10/01/2027)	275,000	289,104
3.30%, 06/01/2038 (Callable 05/01/2027) (a)	6,750,000	6,828,272
New Hampshire Housing Finance Authority, 6.00%, 01/01/2055 (Callable 07/01/2032)	4,995,000	5,453,660
		39,447,902

New Jersey - 2.4%
Atlantic City Board of Education, 3.40%, 08/15/2027 (b)	3,293,000	3,317,103
Camden County Improvement Authority, 5.00%, 03/01/2027 (Callable 03/01/2026) (a)	3,000,000	3,082,300
County of Bergen NJ, 1.00%, 03/01/2025	2,280,000	2,252,539
Gloucester County Improvement Authority
4.00%, 02/27/2025 (Callable 12/01/2024)	2,450,000	2,452,279
5.00%, 07/01/2044 (Callable 01/01/2032)	855,000	937,409
5.00%, 07/01/2049 (Callable 01/01/2032)	4,000,000	4,345,115
Industrial Pollution Control Financing Authority of Gloucester County, 5.00%, 12/01/2024 (c)	230,000	230,560
Jersey City Municipal Utilities Authority, 5.00%, 05/01/2025	4,550,000	4,587,229
Madison Borough Board of Education
1.00%, 08/15/2026	2,852,000	2,743,211
1.00%, 08/15/2027	2,850,000	2,686,075
New Jersey Economic Development Authority, 3.13%, 07/01/2029 (Callable 07/01/2027)	90,000	88,490
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2025 (c)	1,850,000	1,884,834
5.00%, 12/01/2027 (c)	375,000	393,954
New Jersey Housing & Mortgage Finance Agency
4.50%, 10/01/2048 (Callable 10/01/2027)	1,985,000	2,021,965
4.75%, 10/01/2050 (Callable 04/01/2028)	220,000	224,584
5.00%, 10/01/2053 (Callable 04/01/2031)	2,335,000	2,445,279
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2024 (e)	4,220,000	4,188,610
0.00%, 12/15/2026 (e)	6,410,000	6,009,663
0.00%, 12/15/2027 (e)	3,015,000	2,746,932
0.00%, 12/15/2027 (e)	820,000	745,914
5.00%, 06/15/2029 (Callable 06/15/2026)	1,465,000	1,514,110
0.00%, 12/15/2029 (e)	12,590,000	10,764,322
5.00%, 06/15/2034 (Callable 12/15/2028)	900,000	967,276
4.00%, 06/15/2035 (Callable 12/15/2030)	1,455,000	1,510,247
4.00%, 12/15/2037 (Callable 12/15/2028)	500,000	510,180
0.00%, 12/15/2038 (e)	5,145,000	3,079,242
5.00%, 06/15/2044 (Callable 10/28/2024)	370,000	370,927
New Jersey Turnpike Authority
5.00%, 01/01/2027	2,500,000	2,641,220
5.00%, 01/01/2028	8,000,000	8,637,106
5.00%, 01/01/2045 (Callable 01/01/2034) (d)	5,515,000	6,184,908
Newark Housing Authority, 5.00%, 01/01/2032	525,000	569,945
South Jersey Port Corp., 5.00%, 01/01/2025 (c)	1,500,000	1,503,330
South Jersey Transportation Authority, 5.00%, 11/01/2041 (Callable 11/01/2030)	2,350,000	2,551,848
		88,188,706

New Mexico - 0.5%
City of Albuquerque NM Gross Receipts Tax Revenue, 5.00%, 07/01/2037 (Callable 07/01/2033)	760,000	871,519
City of Farmington NM, 3.88%, 06/01/2040 (a)	1,500,000	1,549,100
Loving Municipal School District No 10
5.00%, 09/15/2025	500,000	510,350
5.00%, 09/15/2026	500,000	522,037
New Mexico Institute of Mining & Technology
4.00%, 12/01/2028	300,000	312,453
4.00%, 12/01/2029	335,000	348,784
New Mexico Mortgage Finance Authority
3.50%, 09/01/2041 (Callable 03/01/2026)	460,000	433,373
5.00%, 02/01/2042 (Callable 11/01/2024) (a)	2,458,000	2,461,749
5.00%, 02/01/2042 (Callable 04/01/2025) (a)	2,000,000	2,017,813
3.70%, 09/01/2042 (Callable 03/01/2027)	1,485,000	1,432,177
3.60%, 07/01/2044 (Callable 07/01/2028)	935,000	874,129
4.60%, 09/01/2049 (Callable 03/01/2033)	1,975,000	2,002,508
3.50%, 07/01/2050 (Callable 01/01/2029)	545,000	544,738
5.25%, 03/01/2053 (Callable 03/01/2032)	3,175,000	3,387,473
New Mexico State University, 4.00%, 04/01/2035 (Callable 04/01/2027)	520,000	527,291
Village of Los Ranchos de Albuquerque NM
4.00%, 09/01/2025	150,000	151,067
5.00%, 09/01/2026	150,000	155,569
5.00%, 09/01/2030	125,000	137,900
		18,240,030

New York - 2.8%
Albany County Airport Authority, 5.00%, 12/15/2025 (c)	1,000,000	1,022,470
Albany County Capital Resource Corp., 3.10%, 07/01/2030	755,000	702,711
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025) (a)	4,350,000	4,357,246
BluePath TE Trust, 2.75%, 09/01/2026 (Callable 11/01/2024) (b)	1,303,500	1,295,725
City of Long Beach NY, 5.25%, 07/15/2042 (Callable 07/15/2030)	1,800,000	1,957,225
City of Mount Vernon NY, 5.50%, 05/30/2025 (b)	2,000,000	2,010,890
City of New York NY, 5.25%, 10/01/2043 (Callable 10/01/2032)	1,200,000	1,348,441
Dutchess County Local Development Corp., 5.00%, 07/01/2027 (Callable 07/01/2026)	2,125,000	2,178,972
Huntington Local Development Corp., 4.00%, 07/01/2027	895,000	883,048
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	4,951,142	5,340,332
New York City Housing Development Corp.
1.80%, 11/01/2031 (Callable 02/01/2029)	1,610,000	1,377,302
2.25%, 11/01/2041 (Callable 05/01/2029)	2,000,000	1,483,486
3.00%, 02/15/2048 (Callable 10/22/2024)	9,250,000	9,221,925
3.50%, 02/15/2048 (Callable 10/22/2024)	3,820,000	3,808,438
3.40%, 11/01/2062 (Callable 05/01/2025) (a)	6,280,000	6,296,472
New York City Transitional Finance Authority, 5.00%, 08/01/2034 (Callable 08/01/2026)	650,000	671,837
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 08/01/2038 (Callable 08/01/2028)	1,295,000	1,378,295
4.00%, 11/01/2038 (Callable 05/01/2031)	1,055,000	1,096,179
4.00%, 05/01/2039 (Callable 11/01/2030)	1,000,000	1,031,548
5.00%, 02/01/2041 (Callable 02/01/2025)	5,000,000	5,024,848
5.50%, 11/01/2045 (Callable 11/01/2032)	545,000	623,601
New York State Dormitory Authority
5.00%, 05/01/2026	1,250,000	1,285,747
5.25%, 05/01/2027	175,000	184,755
5.25%, 05/01/2028	200,000	214,871
5.00%, 05/01/2029	1,530,000	1,652,149
5.25%, 05/01/2029	225,000	245,348
5.00%, 02/15/2031 (Callable 08/15/2027)	730,000	770,065
5.00%, 03/15/2040 (Callable 03/15/2029)	3,275,000	3,497,042
5.00%, 03/15/2041 (Callable 03/15/2029)	2,965,000	3,156,096
5.00%, 02/15/2042 (Callable 08/15/2027)	6,000,000	6,241,855
5.00%, 02/15/2048 (Callable 02/15/2030)	1,925,000	2,045,075
New York State Housing Finance Agency
0.70%, 11/01/2024 (Callable 10/22/2024)	5,000,000	4,979,368
1.60%, 11/01/2024 (Callable 10/22/2024)	2,655,000	2,648,395
0.65%, 11/01/2056 (Callable 10/22/2024) (a)	2,135,000	2,078,447
1.00%, 11/01/2061 (Callable 10/22/2024) (a)	1,535,000	1,456,495
3.60%, 11/01/2062 (Callable 06/01/2025) (a)	2,305,000	2,314,151
New York Transportation Development Corp.
5.00%, 12/01/2031 (Callable 12/01/2030)	1,250,000	1,381,444
5.50%, 06/30/2038 (Callable 06/30/2031) (c)	2,650,000	2,944,425
5.50%, 06/30/2041 (Callable 06/30/2031) (c)	1,700,000	1,863,848
Onondaga Civic Development Corp.
3.38%, 10/01/2026 (Callable 10/01/2025)	65,000	62,371
5.00%, 10/01/2040 (Callable 10/01/2025)	240,000	216,196
Port Authority of New York & New Jersey
5.00%, 09/01/2025 (Callable 11/01/2024) (c)	775,000	776,091
3.00%, 10/01/2028 (c)	5,000,000	4,950,102
St Lawrence County Industrial Development Agency, 5.00%, 07/01/2034 (Callable 07/01/2026)	345,000	355,776
Town of Indian Lake NY, 4.75%, 05/08/2025	4,500,000	4,529,633
Westchester County Local Development Corp., 5.75%, 11/01/2048 (Callable 11/01/2033)	1,250,000	1,428,624
		104,389,360

North Carolina - 1.2%
Cape Fear Public Utility Authority, 4.00%, 08/01/2032 (Callable 08/01/2026)	2,625,000	2,659,825
Charlotte-Mecklenburg Hospital Authority, 5.00%, 01/15/2050 (a)	1,980,000	2,151,400
City of Monroe NC Enterprise System Revenue, 5.00%, 03/01/2043 (Callable 03/01/2027)	305,000	311,680
Fayetteville State University, 5.00%, 04/01/2043 (Callable 04/01/2031)	1,250,000	1,320,739
Inlivian
4.00%, 04/01/2025 (Callable 10/01/2024)	7,500,000	7,502,366
5.00%, 06/01/2043 (Callable 12/01/2025) (a)	9,000,000	9,213,856
North Carolina Housing Finance Agency
4.20%, 07/01/2040 (Callable 07/01/2032)	1,990,000	2,023,750
4.00%, 07/01/2047 (Callable 01/01/2027)	200,000	200,698
3.75%, 07/01/2052 (Callable 01/01/2031)	3,140,000	3,162,232
5.75%, 01/01/2054 (Callable 07/01/2032)	1,965,000	2,126,165
North Carolina Medical Care Commission, 5.00%, 01/01/2038 (Callable 01/01/2026)	1,090,000	1,132,831
North Carolina Turnpike Authority, 4.00%, 01/01/2041 (Callable 01/01/2029)	1,105,000	1,100,121
Raleigh Housing Authority, 5.00%, 10/01/2026 (a)	3,500,000	3,561,186
Town of Morehead City NC, 4.05%, 01/01/2028 (a)	3,500,000	3,577,408
University of North Carolina at Chapel Hill, 3.89% (SOFR + 0.65%), 12/01/2041 (Callable 12/01/2024)	5,000,000	4,999,758
		45,044,015

North Dakota - 1.0%
City of Fargo ND
5.00%, 12/01/2039 (Callable 12/01/2034)	715,000	810,508
5.00%, 12/01/2040 (Callable 12/01/2034)	1,220,000	1,372,155
5.00%, 12/01/2041 (Callable 12/01/2034)	970,000	1,082,395
City of Horace ND
4.00%, 01/01/2025 (Callable 10/22/2024)	2,500,000	2,499,369
4.85%, 08/01/2026 (Callable 08/01/2025)	1,000,000	1,004,138
3.00%, 05/01/2029 (Callable 05/01/2027)	430,000	404,712
3.00%, 05/01/2030 (Callable 05/01/2027)	425,000	393,651
3.00%, 05/01/2031 (Callable 05/01/2027)	380,000	345,683
5.00%, 05/01/2033 (Callable 05/01/2031)	630,000	665,311
5.25%, 05/01/2035 (Callable 05/01/2032)	3,300,000	3,513,995
3.00%, 05/01/2037 (Callable 05/01/2026)	2,495,000	2,061,718
5.00%, 05/01/2038 (Callable 05/01/2031)	2,645,000	2,729,062
5.00%, 05/01/2048 (Callable 05/01/2031)	250,000	249,785
6.00%, 05/01/2049 (Callable 05/01/2032)	3,000,000	3,184,985
City of Mayville ND, 3.75%, 08/01/2025 (Callable 11/01/2024)	3,500,000	3,460,271
City of Williston ND, 5.00%, 05/01/2028 (Callable 11/01/2024)	480,000	479,324
North Dakota Housing Finance Agency
3.15%, 07/01/2026	1,120,000	1,129,671
3.00%, 07/01/2034 (Callable 07/01/2028)	90,000	85,021
4.30%, 07/01/2039 (Callable 07/01/2033)	2,900,000	2,985,961
3.65%, 07/01/2042 (Callable 01/01/2032)	500,000	472,104
5.00%, 07/01/2042 (Callable 07/01/2033)	1,500,000	1,630,571
3.50%, 07/01/2046 (Callable 01/01/2026)	270,000	269,280
4.00%, 01/01/2050 (Callable 07/01/2028)	665,000	673,425
5.75%, 01/01/2054 (Callable 07/01/2032)	3,835,000	4,150,805
North Dakota Public Finance Authority, 5.25%, 06/01/2030 (Callable 06/01/2025)	1,590,000	1,612,059
State Board of Higher Education of the State of North Dakota
5.00%, 04/01/2028	100,000	107,375
4.00%, 04/01/2037 (Callable 04/01/2029)	400,000	405,647
Williston Parks & Recreation District, 4.50%, 03/01/2025 (Callable 10/17/2024)	860,000	857,568
		38,636,549

Ohio - 3.6%
Akron Bath Copley Joint Township Hospital District
5.00%, 11/15/2026	600,000	629,334
5.00%, 11/15/2032 (Callable 11/15/2030)	1,545,000	1,654,542
American Municipal Power, Inc., 4.50%, 06/19/2025	2,000,000	2,012,118
City of Akron OH Income Tax Revenue, 4.00%, 12/01/2032 (Callable 12/01/2029)	5,000	5,222
City of Kirtland OH, 4.50%, 04/17/2025	3,147,000	3,165,367
City of Lorain OH, 5.13%, 07/10/2025	1,232,000	1,247,397
City of Louisville OH, 4.38%, 06/25/2025	2,700,000	2,716,467
City of Middleburg Heights OH, 5.00%, 08/01/2033 (Callable 08/01/2031)	645,000	701,905
City of Middletown OH, 4.63%, 06/26/2025	2,550,000	2,569,276
City of North Olmsted OH, 5.00%, 06/25/2025	2,850,000	2,880,210
City of Parma Heights OH, 4.63%, 06/26/2025	925,000	932,125
City of Troy OH, 3.00%, 12/01/2041 (Callable 06/01/2025)	355,000	314,999
Cleveland-Cuyahoga County Port Authority
5.00%, 07/01/2034 (Callable 07/01/2031)	400,000	446,476
5.00%, 07/01/2036 (Callable 07/01/2031)	600,000	665,024
4.00%, 07/01/2038 (Callable 07/01/2031)	500,000	512,082
5.00%, 08/01/2039 (Callable 11/01/2024)	2,260,000	2,261,013
Columbus Metropolitan Housing Authority
1.00%, 11/01/2024 (Callable 10/17/2024)	600,000	598,604
5.00%, 06/01/2034 (Callable 06/01/2031)	2,450,000	2,639,171
Columbus-Franklin County Finance Authority
2.00%, 11/15/2031	675,000	598,892
2.13%, 05/15/2034 (Callable 11/15/2031)	2,545,000	2,198,457
3.82%, 11/15/2036 (Callable 11/01/2024)	380,000	379,983
4.00%, 11/15/2038 (Callable 11/01/2024)	310,000	307,651
5.00%, 07/01/2045 (Callable 10/01/2026) (a)	500,000	520,044
4.00%, 05/15/2049 (Callable 05/15/2029)	2,155,000	2,087,334
Copley-Fairlawn City School District
5.00%, 12/01/2036 (Callable 06/01/2028)	375,000	400,479
5.00%, 12/01/2037 (Callable 06/01/2028)	300,000	319,076
5.00%, 12/01/2038 (Callable 06/01/2028)	260,000	275,654
5.00%, 12/01/2039 (Callable 06/01/2028)	430,000	455,197
5.00%, 12/01/2040 (Callable 06/01/2028)	275,000	290,108
County of Butler OH, 5.00%, 11/15/2031 (Callable 11/15/2027)	225,000	230,268
County of Hamilton OH, 5.00%, 09/15/2032 (Callable 03/15/2030)	695,000	715,053
County of Hamilton OH Sewer System Revenue
5.00%, 12/01/2030	1,250,000	1,423,617
5.00%, 12/01/2031	250,000	288,343
5.00%, 12/01/2032	450,000	525,320
County of Lorain OH
5.00%, 12/01/2031 (Callable 11/01/2024)	480,000	480,703
3.00%, 12/01/2036 (Callable 12/01/2025)	400,000	375,710
County of Medina OH, 3.00%, 12/01/2037 (Callable 06/01/2026)	545,000	511,252
County of Montgomery OH
5.00%, 09/01/2035 (Callable 09/01/2034)	650,000	727,827
5.00%, 09/01/2036 (Callable 09/01/2034)	650,000	724,894
4.00%, 08/01/2037 (Callable 02/01/2031)	400,000	408,279
5.00%, 08/01/2039 (Callable 02/01/2031)	825,000	887,949
5.00%, 09/01/2039 (Callable 09/01/2034)	1,050,000	1,158,890
5.25%, 09/01/2040 (Callable 09/01/2034)	1,000,000	1,120,052
5.25%, 09/01/2041 (Callable 09/01/2034)	985,000	1,093,980
5.25%, 09/01/2044 (Callable 09/01/2034)	1,000,000	1,097,193
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	2,985,000	3,399,462
Cuyahoga Metropolitan Housing Authority
4.00%, 06/01/2026 (a)	3,012,000	3,017,384
4.75%, 12/01/2027 (a)	2,280,000	2,321,685
Delaware County Finance Authority, 5.38%, 12/01/2038 (Callable 12/01/2034)	3,000,000	3,021,099
Euclid City School District, 4.00%, 12/01/2037 (Callable 06/01/2027)	160,000	160,708
Euclid Public Library
5.00%, 12/01/2040 (Callable 06/01/2029)	1,060,000	1,131,505
5.00%, 12/01/2045 (Callable 06/01/2029)	625,000	661,337
5.00%, 12/01/2049 (Callable 06/01/2029)	400,000	417,358
5.00%, 12/01/2053 (Callable 06/01/2029)	650,000	674,183
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	4,190,000	3,736,279
Franklin County Convention Facilities Authority, 5.00%, 12/01/2032 (Callable 12/01/2029)	500,000	547,132
Hillsdale Local School District, 4.00%, 12/01/2030 (Callable 06/01/2030)	600,000	632,388
Licking Heights Local School District, 6.40%, 12/01/2028	705,000	756,438
North Ridgeville City School District
5.00%, 12/01/2044 (Callable 06/01/2029)	1,000,000	1,060,409
5.00%, 12/01/2047 (Callable 06/01/2029)	1,300,000	1,371,664
5.25%, 12/01/2054 (Callable 06/01/2029)	2,925,000	3,109,601
Ohio Air Quality Development Authority
3.20%, 05/01/2026	2,750,000	2,749,796
3.25%, 09/01/2029	1,000,000	993,435
4.00%, 09/01/2030 (a)	5,000,000	5,087,682
4.00%, 01/01/2034 (a)	2,000,000	2,046,378
2.40%, 12/01/2038 (Callable 11/01/2024) (a)	2,865,000	2,707,562
Ohio Higher Educational Facility Commission
5.00%, 03/01/2025	545,000	545,485
5.00%, 05/01/2026	200,000	207,365
5.00%, 05/01/2027 (Callable 05/01/2026)	610,000	629,566
5.00%, 05/01/2028 (Callable 05/01/2026)	475,000	489,895
Ohio Housing Finance Agency
5.00%, 08/01/2026 (Callable 08/01/2025) (a)	3,159,000	3,209,623
5.00%, 12/01/2026 (a)	1,665,000	1,699,208
5.00%, 06/01/2027 (Callable 06/01/2026) (a)	2,400,000	2,479,610
3.20%, 09/01/2036 (Callable 09/01/2025)	585,000	547,206
2.90%, 09/01/2045 (Callable 03/01/2029)	6,510,000	5,194,030
4.00%, 03/01/2047 (Callable 09/01/2025)	205,000	205,669
7.00%, 03/01/2049 (Callable 09/01/2033)	800,000	976,344
Ohio Turnpike & Infrastructure Commission
5.70%, 02/15/2034 (Callable 02/15/2031)	2,350,000	2,757,979
5.80%, 02/15/2036 (Callable 02/15/2031)	410,000	479,024
Ohio Water Development Authority Water Pollution Control Loan Fund, 3.00%, 12/01/2054 (Callable 10/01/2024) (a)	2,000,000	2,000,000
Port of Greater Cincinnati Development Authority
5.00%, 12/01/2030	235,000	260,560
5.00%, 12/01/2032	575,000	650,529
5.00%, 12/01/2033	400,000	455,353
5.00%, 12/01/2035 (Callable 06/01/2034)	440,000	503,790
5.00%, 12/01/2038 (Callable 06/01/2034)	355,000	397,601
5.00%, 12/01/2042 (Callable 06/01/2034)	470,000	517,454
5.00%, 12/01/2043 (Callable 06/01/2034)	250,000	273,944
5.00%, 12/01/2044 (Callable 06/01/2034)	545,000	596,009
4.38%, 12/01/2058 (Callable 06/01/2034)	1,000,000	1,008,864
Stark County Library District/OH, 5.25%, 12/01/2049 (Callable 12/01/2033)	690,000	760,744
State of Ohio
5.00%, 11/15/2035 (Callable 11/15/2030)	605,000	631,172
5.00%, 12/31/2035 (Callable 06/30/2025) (c)	9,515,000	9,605,208
4.00%, 11/15/2036 (Callable 11/15/2030)	635,000	616,681
2.75%, 01/01/2052 (a)	1,895,000	1,877,850
Summit County Development Finance Authority, 5.50%, 12/01/2043 (Callable 12/01/2033)	1,000,000	1,097,309
Tolles Career & Technical Center, 5.25%, 12/01/2049 (Callable 12/01/2031)	2,500,000	2,705,999
Township of Miami OH/Montgomery County, 3.00%, 12/01/2033 (Callable 12/01/2029)	80,000	78,929
Triway Local School District, 4.00%, 12/01/2038 (Callable 12/01/2028)	1,580,000	1,596,637
Village of Bluffton OH
5.00%, 12/01/2026	1,890,000	1,955,156
5.00%, 12/01/2027	1,340,000	1,404,843
		133,572,658

Oklahoma - 1.5%
Caddo County Educational Facilities Authority
5.00%, 09/01/2031	1,025,000	1,104,991
5.00%, 09/01/2032	500,000	541,752
Canadian County Educational Facilities Authority, 5.25%, 09/01/2034 (Callable 09/01/2033)	6,095,000	7,008,348
Chouteau Educational Facilities Authority
4.00%, 09/01/2032	700,000	700,417
4.00%, 09/01/2034	240,000	238,268
Cleveland County Educational Facilities Authority, 5.00%, 06/01/2033	390,000	445,194
Creek County Educational Facilities Authority, 5.00%, 09/01/2041 (Callable 09/01/2034)	1,885,000	2,104,070
Creek County Public Facilities Authority, 5.00%, 08/01/2041 (Callable 08/01/2032)	1,775,000	1,892,533
Garfield County Educational Facilities Authority, 5.00%, 09/01/2030 (Callable 09/01/2026)	3,165,000	3,270,835
Grand River Dam Authority, 5.00%, 06/01/2032 (Callable 12/01/2026)	2,210,000	2,310,738
Muskogee Industrial Trust, 4.00%, 09/01/2033 (Callable 09/01/2029)	5,415,000	5,434,645
Oklahoma City Zoological Trust OK Sales Tax Revenue, 4.00%, 06/01/2036 (Callable 06/01/2031)	940,000	979,313
Oklahoma County Finance Authority
5.00%, 10/01/2037 (Callable 10/01/2034)	1,000,000	1,151,770
5.00%, 10/01/2038 (Callable 10/01/2034)	1,000,000	1,141,185
5.00%, 10/01/2039 (Callable 10/01/2034)	1,000,000	1,131,845
5.00%, 10/01/2040 (Callable 10/01/2034)	1,500,000	1,686,015
5.00%, 10/01/2041 (Callable 10/01/2034)	2,000,000	2,221,695
Oklahoma Housing Finance Agency
3.50%, 03/01/2031	200,000	201,560
5.00%, 09/01/2031	360,000	402,084
5.00%, 09/01/2032	155,000	174,396
3.70%, 09/01/2033 (Callable 03/01/2031)	350,000	353,666
5.00%, 09/01/2033 (Callable 03/01/2033)	360,000	405,235
3.75%, 09/01/2034 (Callable 03/01/2031)	395,000	398,512
3.00%, 09/01/2039 (Callable 03/01/2028)	130,000	114,336
5.00%, 03/01/2052 (Callable 03/01/2031)	2,650,000	2,771,697
6.50%, 09/01/2054 (Callable 09/01/2032)	1,240,000	1,417,302
Oklahoma Turnpike Authority
5.00%, 01/01/2037 (Callable 01/01/2026)	400,000	410,084
4.50%, 01/01/2053 (Callable 01/01/2032)	3,000,000	3,079,663
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	5,250,000	5,222,636
Pottawatomie County Facilities Authority, 4.00%, 09/01/2026	660,000	670,070
Tulsa County Independent School District No 3 Broken Arrow, 4.50%, 03/01/2025	2,800,000	2,814,774
Tulsa County Independent School District No 9 Union, 0.05%, 04/01/2026	1,000,000	957,671
University of Oklahoma
5.00%, 07/01/2033 (Callable 07/01/2025)	1,500,000	1,517,822
4.00%, 07/01/2034 (Callable 07/01/2026)	1,820,000	1,831,495
		56,106,617

Oregon - 0.7%
Astoria Hospital Facilities Authority, 5.00%, 08/01/2034 (Callable 02/01/2034)	5,055,000	5,700,561
City of Eugene OR Electric Utility System Revenue, 5.00%, 08/01/2049 (Callable 08/01/2034)	1,250,000	1,382,321
Clackamas Community College District, 5.00%, 06/15/2039 (Callable 06/15/2027)	500,000	524,803
County of Crook OR
0.00%, 06/01/2032	1,045,000	1,008,030
0.00%, 06/01/2034 (Callable 06/01/2032)	1,345,000	1,286,047
0.00%, 06/01/2035 (Callable 06/01/2032)	1,510,000	1,438,174
Hillsboro School District No 1J, 5.00%, 06/15/2037 (Callable 06/15/2027)	2,000,000	2,109,871
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, 0.00%, 06/15/2031 (Callable 06/15/2029) (e)	110,000	86,437
Multnomah County School District No 40, 0.00%, 06/15/2035 (Callable 06/15/2033) (e)	1,000,000	676,194
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028) (a)	1,000,000	1,023,986
Oregon State Facilities Authority
5.00%, 10/01/2027	125,000	130,220
5.00%, 10/01/2032 (Callable 10/01/2026)	1,800,000	1,839,728
4.13%, 06/01/2052 (Callable 06/01/2032)	600,000	583,089
Salem Hospital Facility Authority
5.00%, 05/15/2025	130,000	130,499
5.00%, 05/15/2026	135,000	136,396
5.00%, 05/15/2035 (Callable 05/15/2026)	500,000	513,350
State of Oregon Housing & Community Services Department
2.90%, 07/01/2043 (Callable 07/01/2027)	3,000,000	2,468,138
4.00%, 07/01/2051 (Callable 01/01/2031)	5,140,000	5,210,296
Umatilla County School District No. 6R, 5.00%, 06/15/2035 (Callable 06/15/2027)	540,000	569,347
Washington County School District No 13 Banks
0.00%, 06/15/2030 (e)	485,000	405,630
0.00%, 06/15/2031 (e)	500,000	402,329
0.00%, 06/15/2032 (e)	400,000	309,615
		27,935,061

Pennsylvania - 3.6%
Allegheny County Higher Education Building Authority
5.00%, 09/01/2025	450,000	452,855
5.00%, 09/01/2026	400,000	401,143
5.00%, 09/01/2027	500,000	502,242
Allegheny County Sanitary Authority, 5.00%, 12/01/2043 (Callable 12/01/2032)	1,250,000	1,382,142
Allentown City School District, 5.00%, 06/01/2034 (Callable 06/01/2026)	1,710,000	1,756,414
Bloomsburg Area School District, 4.00%, 09/01/2030 (Callable 11/01/2024)	250,000	250,111
Bucks County Industrial Development Authority
5.00%, 07/01/2026	475,000	477,481
5.00%, 07/01/2027	475,000	486,384
Chester County Industrial Development Authority
5.00%, 03/01/2027 (Callable 09/01/2026)	2,050,000	2,105,884
5.00%, 08/01/2045 (Callable 11/01/2024)	750,000	742,195
Chester County School Authority
5.00%, 04/01/2037 (Callable 04/01/2031)	650,000	715,698
5.00%, 04/01/2038 (Callable 04/01/2031)	1,000,000	1,093,646
City of Erie Higher Education Building Authority
5.00%, 05/01/2031	175,000	184,382
4.00%, 05/01/2036 (Callable 05/01/2031)	575,000	551,151
City of Oil City PA
4.00%, 12/01/2031 (Callable 12/01/2029)	100,000	104,827
4.00%, 12/01/2035 (Callable 12/01/2029)	275,000	282,950
City of Philadelphia PA, 5.00%, 08/01/2036 (Callable 08/01/2027)	3,250,000	3,419,178
City of Philadelphia PA Airport Revenue, 5.00%, 07/01/2025 (c)	3,000,000	3,034,147
Coatesville School District, 5.00%, 11/15/2031 (Callable 11/15/2030)	4,395,000	4,843,083
Commonwealth Financing Authority, 4.00%, 06/01/2039 (Callable 06/01/2028)	1,670,000	1,681,873
Dallas Area Municipal Authority, 5.00%, 05/01/2029 (Callable 10/22/2024)	2,855,000	2,855,671
Dauphin County General Authority, 5.00%, 06/01/2029 (Callable 06/01/2026)	690,000	712,070
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2025	225,000	228,976
Erie Parking Authority, 4.00%, 09/01/2038 (Callable 09/01/2030)	250,000	253,379
Hamburg Area School District
3.00%, 04/01/2034 (Callable 10/01/2026)	1,000,000	967,514
3.00%, 04/01/2036 (Callable 10/01/2026)	1,400,000	1,329,467
Indiana County Industrial Development Authority
5.00%, 05/01/2030	1,040,000	1,130,089
5.00%, 05/01/2032 (Callable 11/01/2031)	920,000	1,000,673
Lancaster County Convention Center Authority
4.00%, 05/01/2038 (Callable 05/01/2032)	1,645,000	1,718,838
4.38%, 05/01/2042 (Callable 05/01/2032)	1,000,000	1,037,634
Lancaster County Hospital Authority/PA
5.00%, 11/01/2037 (Callable 11/01/2029)	600,000	642,124
5.00%, 11/01/2040 (Callable 11/01/2029)	3,100,000	3,284,243
Latrobe Industrial Development Authority
5.00%, 03/01/2031	175,000	184,089
5.00%, 03/01/2032 (Callable 03/01/2031)	265,000	277,385
5.00%, 03/01/2033 (Callable 03/01/2031)	290,000	302,399
5.00%, 03/01/2034 (Callable 03/01/2031)	300,000	311,574
Lycoming County Authority, 4.75%, 11/01/2043 (a)	1,200,000	1,214,891
Montgomery County Higher Education and Health Authority, 5.00%, 09/01/2037 (Callable 09/01/2028)	1,000,000	1,051,459
Montgomery County Industrial Development Authority/PA, 3.00%, 11/15/2029 (Callable 11/01/2024) (a)	1,735,000	1,735,000
Moon Area School District, 4.00%, 11/15/2043 (Callable 11/15/2032) (d)	1,000,000	993,500
Old Forge School District, 4.00%, 05/01/2045 (Callable 05/01/2027)	530,000	520,259
Panther Valley School District, 4.00%, 10/15/2033 (Callable 10/15/2028)	185,000	189,794
Pennsylvania Economic Development Financing Authority
5.00%, 06/30/2030 (c)	1,245,000	1,328,236
5.00%, 12/31/2030 (c)	1,000,000	1,072,003
4.00%, 11/15/2034 (Callable 11/15/2027)	1,005,000	1,019,885
Pennsylvania Economic Development Financing Authority Parking System Revenue
5.00%, 01/01/2029	500,000	544,463
5.00%, 01/01/2029	100,000	108,893
5.00%, 01/01/2030	500,000	552,902
5.00%, 01/01/2030	155,000	171,399
5.00%, 01/01/2031	510,000	570,004
5.00%, 01/01/2031	160,000	178,825
5.00%, 01/01/2032	1,000,000	1,129,421
5.00%, 01/01/2033 (Callable 01/01/2032)	1,425,000	1,585,343
0.00%, 01/01/2034 (e)	3,410,000	2,412,726
0.00%, 01/01/2034 (e)	1,680,000	1,210,466
0.00%, 01/01/2039 (e)	3,640,000	2,086,308
4.25%, 01/01/2050 (Callable 01/01/2032)	2,000,000	1,994,069
Pennsylvania Higher Educational Facilities Authority
5.00%, 07/01/2035 (Callable 07/01/2026)	300,000	295,855
5.00%, 08/15/2042 (Callable 08/15/2027)	1,350,000	1,390,901
Pennsylvania Housing Finance Agency
3.50%, 10/01/2046 (Callable 10/01/2025)	70,000	69,797
4.00%, 10/01/2049 (Callable 10/01/2028)	655,000	655,375
4.25%, 10/01/2052 (Callable 04/01/2032)	4,950,000	5,049,906
Pennsylvania Turnpike Commission
0.00%, 12/01/2037 (Callable 12/01/2035)	615,000	606,461
4.75%, 12/01/2037 (Callable 12/01/2026)	600,000	617,922
5.00%, 12/01/2038 (Callable 12/01/2028)	2,480,000	2,651,121
6.38%, 12/01/2038 (Callable 12/01/2027)	4,480,000	4,904,491
5.13%, 12/01/2040 (Callable 06/01/2029)	795,000	857,776
5.00%, 12/01/2044 (Callable 12/01/2029)	5,335,000	5,648,153
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, 5.25%, 12/01/2044 (Callable 12/01/2028)	500,000	534,013
Philadelphia Gas Works Co.
4.00%, 08/01/2039 (Callable 08/01/2030)	1,250,000	1,278,607
5.25%, 08/01/2041 (Callable 08/01/2034)	2,000,000	2,300,338
5.25%, 08/01/2043 (Callable 08/01/2034)	3,360,000	3,830,432
Ridley School District
4.00%, 09/15/2031 (Callable 03/15/2025)	830,000	832,010
4.00%, 11/15/2037 (Callable 11/15/2029)	325,000	329,693
5.00%, 11/15/2044 (Callable 05/15/2032)	1,000,000	1,090,455
5.00%, 11/15/2044 (Callable 05/15/2032)	1,000,000	1,090,455
5.00%, 11/15/2050 (Callable 05/15/2032)	2,595,000	2,774,847
5.00%, 11/15/2050 (Callable 05/15/2032)	885,000	945,134
School District of Philadelphia, 5.00%, 09/01/2032 (Callable 09/01/2025)	575,000	583,602
Sports & Exhibition Authority of Pittsburgh & Allegheny County
5.00%, 12/15/2028 (Callable 12/15/2027)	500,000	532,529
5.00%, 02/01/2031	3,175,000	3,548,089
5.00%, 02/01/2034 (Callable 02/01/2032)	4,000,000	4,486,308
State Public School Building Authority
0.00%, 05/15/2027 (e)	160,000	146,673
0.00%, 05/15/2030 (e)	1,780,000	1,464,729
5.00%, 06/01/2033 (Callable 12/01/2026)	3,365,000	3,490,810
5.00%, 06/01/2034 (Callable 12/01/2026)	3,825,000	3,951,900
Steelton-Highspire School District, 4.00%, 11/15/2032 (Callable 11/15/2029)	1,295,000	1,330,687
Township of Lower Paxton PA, 5.00%, 04/01/2049 (Callable 04/01/2032)	500,000	531,317
Township of Westtown PA
5.00%, 12/15/2042 (Callable 12/15/2029)	975,000	1,030,521
5.00%, 12/15/2048 (Callable 12/15/2029)	1,470,000	1,534,308
Tulpehocken Area School District, 5.25%, 10/01/2049 (Callable 10/01/2031)	1,000,000	1,075,230
University Area Joint Authority
5.00%, 11/01/2037 (Callable 11/01/2029)	1,965,000	2,111,376
5.00%, 11/01/2038 (Callable 11/01/2029)	1,880,000	2,012,336
Upper Darby School District/PA
5.00%, 04/01/2042 (Callable 10/01/2031)	700,000	758,301
5.00%, 04/01/2043 (Callable 10/01/2031)	1,015,000	1,094,654
5.00%, 04/01/2044 (Callable 10/01/2031)	1,000,000	1,075,974
5.00%, 04/01/2049 (Callable 10/01/2031)	1,550,000	1,654,313
Upper Moreland Township School District, 5.00%, 10/01/2030 (Callable 04/01/2025)	250,000	252,629
Westmoreland County Industrial Development Authority/PA
5.00%, 07/01/2029	725,000	761,123
5.00%, 07/01/2030	825,000	865,813
York Suburban School District, 4.00%, 05/01/2030 (Callable 11/01/2024)	1,780,000	1,780,861
		136,201,582

Puerto Rico - 0.0%(f)
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
5.00%, 07/01/2028	135,000	144,223
5.00%, 07/01/2034 (Callable 07/01/2031)	200,000	216,397
5.00%, 07/01/2035 (Callable 07/01/2031)	200,000	215,788
		576,408

Rhode Island - 0.4%
Providence Public Building Authority
5.00%, 09/15/2028	1,000,000	1,082,563
5.00%, 09/15/2031	1,400,000	1,570,495
Rhode Island Commerce Corp., 5.00%, 07/01/2033 (Callable 07/01/2028)	950,000	1,013,589
Rhode Island Health and Educational Building Corp.
4.00%, 09/15/2031 (Callable 09/15/2026)	125,000	127,074
3.75%, 05/15/2032 (Callable 05/15/2027)	3,000,000	3,021,884
4.13%, 05/15/2054 (Callable 05/15/2034)	2,000,000	1,957,373
Rhode Island Housing & Mortgage Finance Corp.
5.00%, 04/01/2049 (Callable 04/01/2033) (d)	1,000,000	1,062,771
3.00%, 10/01/2051 (Callable 04/01/2030)	2,155,000	2,126,934
Rhode Island Student Loan Authority
5.00%, 12/01/2027 (c)	1,000,000	1,053,624
5.00%, 12/01/2028 (c)	1,000,000	1,069,508
		14,085,815

South Carolina - 1.3%
Allendale County School District/SC, 5.00%, 12/01/2024	500,000	500,843
County of Florence SC, 5.00%, 11/01/2033 (Callable 11/01/2024)	250,000	250,309
County of Lancaster SC, 4.00%, 06/01/2032 (Callable 06/01/2027)	1,000,000	1,006,279
Greenville-Spartanburg Airport District, 5.25%, 07/01/2054 (Callable 07/01/2034)	3,500,000	3,862,655
Lexington County Health Services District, Inc., 5.00%, 11/01/2036 (Callable 05/01/2026)	1,000,000	1,021,496
Patriots Energy Group Financing Agency, 5.25%, 10/01/2054 (Callable 05/01/2031) (a)	2,000,000	2,171,606
Scago Educational Facilities Corp. for Cherokee School District No 1, 5.00%, 12/01/2028 (Callable 06/01/2025)	1,230,000	1,243,017
SCAGO Educational Facilities Corp. for Pickens School District, 5.00%, 12/01/2029 (Callable 06/01/2025)	675,000	682,667
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	3,350,000	3,368,371
5.00%, 05/01/2029 (Callable 05/01/2028)	1,080,000	1,154,974
5.75%, 11/15/2029 (Callable 05/15/2025)	2,200,000	2,188,785
4.00%, 08/15/2030 (Callable 08/15/2026)	270,000	269,572
5.00%, 05/01/2031 (Callable 05/01/2028)	400,000	425,122
5.25%, 08/15/2033 (Callable 08/15/2026)	2,500,000	2,560,294
5.25%, 07/01/2037 (Callable 07/01/2026)	100,000	102,232
South Carolina Public Service Authority, 5.25%, 12/01/2049 (Callable 12/01/2034)	12,400,000	13,736,422
South Carolina State Housing Finance & Development Authority
5.00%, 01/01/2032	430,000	478,360
5.00%, 07/01/2032	500,000	559,138
5.00%, 07/01/2032	455,000	508,156
5.00%, 01/01/2033	500,000	560,193
5.00%, 01/01/2033	480,000	537,417
5.00%, 07/01/2033	480,000	539,454
3.80%, 01/01/2049 (Callable 07/01/2027)	130,000	119,916
4.00%, 07/01/2050 (Callable 07/01/2029)	1,780,000	1,798,346
3.00%, 01/01/2052 (Callable 07/01/2030)	6,980,000	6,886,745
Spartanburg Regional Health Services District
4.00%, 04/15/2036 (Callable 04/15/2030)	445,000	454,876
4.00%, 04/15/2037 (Callable 04/15/2030)	500,000	507,379
4.00%, 04/15/2038 (Callable 04/15/2030)	500,000	506,069
Williamsburg County Public Facilities Corp., 4.00%, 06/01/2032 (Callable 06/01/2030)	490,000	513,293
		48,513,986

South Dakota - 0.5%
City of Brandon SD Sales Tax Revenue, 5.00%, 08/01/2037 (Callable 08/01/2030)	1,880,000	2,013,559
City of Rapid City SD Airport Revenue, 4.00%, 12/01/2035 (Callable 12/01/2029)	3,260,000	3,195,220
City of Spearfish SD Sales Tax Revenue, 4.00%, 12/15/2029	975,000	1,017,380
County of Minnehaha SD, 5.00%, 12/01/2041 (Callable 12/01/2032)	1,000,000	1,113,421
South Dakota Health & Educational Facilities Authority
3.00%, 09/01/2029 (Callable 09/01/2028)	380,000	370,000
3.00%, 09/01/2030 (Callable 09/01/2028)	175,000	168,647
4.00%, 11/01/2034 (Callable 11/01/2024)	4,390,000	4,391,025
4.00%, 11/01/2040 (Callable 11/01/2025)	325,000	325,008
3.00%, 09/01/2041 (Callable 09/01/2028)	250,000	205,035
South Dakota Housing Development Authority
4.00%, 05/01/2049 (Callable 05/01/2028)	1,145,000	1,152,425
6.25%, 05/01/2055 (Callable 05/01/2032)	995,000	1,102,417
6.25%, 11/01/2055 (Callable 05/01/2033)	2,800,000	3,202,701
		18,256,838

Tennessee - 2.2%
Chattanooga Health Educational & Housing Facility Board, 3.80%, 12/01/2029 (a)	1,900,000	1,932,532
City of Clarksville TN Electric System Revenue, 4.13%, 09/01/2039 (Callable 09/01/2032)	1,000,000	1,044,185
City of Columbia TN, 3.25%, 12/01/2037 (Callable 12/01/2032)	1,675,000	1,614,429
City of Jackson TN
5.00%, 04/01/2029 (Callable 04/01/2025)	1,125,000	1,133,716
5.00%, 04/01/2029 (Callable 04/01/2025)	30,000	30,241
5.00%, 04/01/2036 (Callable 04/01/2025)	3,205,000	3,221,501
5.00%, 04/01/2036 (Callable 04/01/2025)	60,000	60,482
City of Memphis TN Gas Revenue
4.00%, 12/01/2033 (Callable 12/01/2026)	1,300,000	1,319,124
4.00%, 12/01/2033 (Callable 12/01/2027)	480,000	490,163
4.00%, 12/01/2034 (Callable 12/01/2026)	1,310,000	1,328,157
Cleveland Housing Authority, 4.00%, 08/01/2026 (a)(b)	3,380,000	3,402,022
County of Putnam TN, 2.00%, 04/01/2035 (Callable 04/01/2030)	3,875,000	3,226,869
Knox County Health Educational & Housing Facility Board
5.00%, 01/01/2025 (Callable 11/01/2024)	1,190,000	1,191,152
5.00%, 01/01/2026 (Callable 11/01/2024)	145,000	146,430
0.65%, 12/01/2026 (a)	1,200,000	1,190,817
3.95%, 12/01/2027 (a)	2,490,000	2,512,896
5.00%, 07/01/2031	185,000	206,172
5.00%, 07/01/2033	675,000	765,727
Knoxville's Community Development Corp., 4.25%, 10/01/2024	500,000	500,000
Memphis-Shelby County Airport Authority, 5.00%, 07/01/2025 (c)	2,350,000	2,379,369
Memphis-Shelby County Industrial Development Board, 4.00%, 04/01/2038 (Callable 04/01/2031)	535,000	551,658
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
3.00%, 10/01/2024	70,000	70,000
5.00%, 12/01/2026 (Callable 12/01/2025) (a)	2,492,000	2,543,199
5.00%, 05/01/2037 (Callable 05/01/2033)	720,000	803,253
5.00%, 05/01/2039 (Callable 05/01/2033)	500,000	552,833
5.00%, 05/01/2040 (Callable 05/01/2033)	725,000	800,849
5.25%, 05/01/2053 (Callable 05/01/2033)	2,000,000	2,183,556
Metropolitan Government Nashville & Davidson County Sports Authority
5.00%, 07/01/2036 (Callable 01/01/2034)	1,695,000	1,940,581
5.00%, 07/01/2036 (Callable 01/01/2034)	500,000	572,918
5.00%, 07/01/2037 (Callable 01/01/2034)	1,000,000	1,140,939
Metropolitan Government of Nashville & Davidson County TN
4.00%, 07/01/2032 (Callable 07/01/2027)	1,750,000	1,784,480
3.00%, 01/01/2034 (Callable 01/01/2031)	2,010,000	1,943,572
Metropolitan Nashville Airport Authority, 5.00%, 07/01/2032 (Callable 07/01/2025) (c)	1,350,000	1,364,382
Tennergy Corp./TN
5.50%, 12/01/2030	3,470,000	3,763,096
5.50%, 10/01/2053 (Callable 09/01/2030) (a)	7,285,000	7,946,682
Tennessee Energy Acquisition Corp., 5.00%, 02/01/2027	195,000	200,892
Tennessee Housing Development Agency
3.60%, 01/01/2031 (Callable 10/22/2024)	1,025,000	1,025,053
3.10%, 07/01/2036 (Callable 01/01/2026)	245,000	227,397
3.55%, 07/01/2039 (Callable 10/22/2024)	180,000	171,332
4.00%, 01/01/2042 (Callable 07/01/2026)	70,000	70,387
3.60%, 07/01/2042 (Callable 01/01/2027)	205,000	191,362
3.85%, 07/01/2043 (Callable 07/01/2027)	2,000,000	1,939,073
4.00%, 07/01/2043 (Callable 10/22/2024)	990,000	970,259
4.45%, 07/01/2043 (Callable 07/01/2032)	2,300,000	2,344,760
3.50%, 07/01/2045 (Callable 01/01/2025)	1,645,000	1,640,070
4.00%, 07/01/2045 (Callable 01/01/2025)	25,000	24,989
3.50%, 01/01/2047 (Callable 01/01/2026)	20,000	19,947
4.50%, 07/01/2049 (Callable 01/01/2028)	400,000	406,446
3.75%, 01/01/2050 (Callable 01/01/2029)	670,000	673,798
5.00%, 01/01/2053 (Callable 07/01/2031)	2,550,000	2,658,810
6.25%, 01/01/2054 (Callable 07/01/2032)	13,320,000	14,740,895
		82,963,452

Texas - 15.6%
Alamo Community College District
5.00%, 08/15/2038 (Callable 08/15/2027)	1,040,000	1,084,524
4.50%, 08/15/2042 (Callable 08/15/2031)	750,000	782,678
Alvarado Independent School District/TX, 2.75%, 02/15/2052 (a)	500,000	495,571
Arcola Municipal Management District No 1
4.00%, 11/01/2037 (Callable 11/01/2030)	520,000	523,825
4.00%, 11/01/2039 (Callable 11/01/2030)	1,115,000	1,110,683
4.00%, 11/01/2040 (Callable 11/01/2030)	600,000	593,590
Arlington Higher Education Finance Corp.
4.00%, 08/15/2028 (Callable 08/15/2026)	250,000	256,460
5.00%, 08/15/2028	980,000	1,071,665
4.00%, 08/15/2029	325,000	338,147
5.00%, 08/15/2029	560,000	615,503
4.00%, 08/15/2030	415,000	431,826
5.00%, 08/15/2030	605,000	672,238
5.00%, 08/15/2031	585,000	655,992
5.00%, 08/15/2032	660,000	746,939
4.00%, 08/15/2036 (Callable 08/15/2029)	1,150,000	1,184,147
4.00%, 08/15/2037 (Callable 08/15/2031)	765,000	793,946
4.00%, 02/15/2040 (Callable 02/15/2025)	805,000	803,104
4.13%, 08/15/2042 (Callable 08/15/2031)	2,920,000	2,972,635
Arlington Housing Finance Corp.
4.50%, 04/01/2041 (Callable 04/01/2026) (a)	5,415,000	5,531,468
3.50%, 11/01/2043 (Callable 05/01/2025) (a)	5,000,000	5,009,389
Austin Affordable PFC, Inc.
5.00%, 09/01/2028 (Callable 09/01/2027) (a)	1,050,000	1,111,030
5.00%, 09/01/2028 (Callable 09/01/2027) (a)	800,000	846,499
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2032 (Callable 10/01/2027)	1,000,000	1,029,358
5.00%, 10/01/2035 (Callable 10/01/2027)	1,250,000	1,282,427
5.00%, 10/01/2036 (Callable 10/01/2027)	885,000	902,634
Barker Cypress Municipal Utility District, 4.00%, 04/01/2028 (Callable 11/01/2024)	1,125,000	1,125,406
Baytown Municipal Development District, 3.50%, 10/01/2031 (b)	1,020,000	854,953
Belton Independent School District, 4.00%, 02/15/2034 (Callable 02/15/2027)	665,000	675,187
Bexar County Housing Finance Corp., 4.05%, 03/01/2028 (Callable 09/01/2025) (a)	1,000,000	1,008,274
Boerne Independent School District
3.85%, 12/01/2043 (a)	2,525,000	2,598,223
4.00%, 02/01/2054 (a)	2,670,000	2,769,137
Brazoria County Municipal Utility District No 55, 3.00%, 09/01/2042 (Callable 09/01/2027)	970,000	812,381
Brazoria County Municipal Utility District No 61, 4.00%, 09/01/2036 (Callable 09/01/2028)	685,000	687,446
Brazoria County Toll Road Authority, 0.00%, 03/01/2040 (Callable 03/01/2030)	1,400,000	1,341,469
Brazos County Municipal Utility District No 1
4.00%, 09/01/2035 (Callable 09/01/2030)	275,000	278,432
4.00%, 09/01/2036 (Callable 09/01/2030)	290,000	292,837
4.00%, 09/01/2037 (Callable 09/01/2030)	305,000	307,662
Brookfield Water Control & Improvement District, 4.00%, 09/01/2049 (Callable 09/01/2030)	1,155,000	1,126,163
Capital Area Housing Finance Corp., 3.65%, 01/01/2041 (Callable 07/01/2025) (a)	1,050,000	1,053,766
Cedar Hill Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2034)	3,000,000	3,373,239
Cedar Port Navigation & Improvement District
5.00%, 09/01/2025	1,700,000	1,724,543
5.00%, 09/01/2026	1,700,000	1,771,510
Central Texas Regional Mobility Authority
4.00%, 01/01/2040 (Callable 01/01/2031)	1,250,000	1,267,511
5.00%, 01/01/2043 (Callable 01/01/2028)	2,000,000	2,078,532
Central Texas Turnpike System
0.00%, 08/15/2026 (e)	5,000,000	4,735,702
0.00%, 08/15/2036 (Callable 11/04/2024) (e)	1,000,000	599,718
Chisum Independent School District, 4.00%, 08/15/2048 (Callable 08/15/2032)	1,450,000	1,430,874
City of Arlington TX Special Tax Revenue
5.00%, 02/15/2030 (Callable 02/15/2025)	1,000,000	1,005,922
5.00%, 02/15/2034 (Callable 02/15/2025)	825,000	829,083
City of Austin TX Airport System Revenue, 5.00%, 11/15/2025 (c)	1,000,000	1,020,168
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2041 (Callable 09/01/2033)	1,000,000	1,117,514
5.00%, 09/01/2042 (Callable 09/01/2033)	1,235,000	1,374,437
5.00%, 09/01/2043 (Callable 09/01/2033)	1,000,000	1,108,511
5.00%, 09/01/2049 (Callable 09/01/2033)	2,700,000	2,909,989
City of Bryan TX Rural Electric System Revenue, 4.00%, 07/01/2040 (Callable 07/01/2027)	250,000	250,133
City of Conroe TX, 5.00%, 11/15/2036 (Callable 11/15/2028)	500,000	537,982
City of Dallas Housing Finance Corp.
5.00%, 07/01/2026 (Callable 12/01/2025) (a)	2,750,000	2,806,499
5.00%, 10/01/2028 (Callable 10/01/2027) (a)	930,000	986,992
City of Dallas TX Waterworks & Sewer System Revenue, 4.00%, 10/01/2034 (Callable 10/01/2025)	500,000	502,181
City of Fort Worth TX, 5.00%, 09/01/2044 (Callable 09/01/2031)	860,000	915,980
City of Friendswood TX Waterworks & Sewer System Revenue, 3.00%, 03/01/2034 (Callable 03/01/2031)	700,000	662,149
City of Hondo TX, 5.00%, 02/01/2037 (Callable 02/01/2033)	300,000	335,837
City of Houston TX, 5.50%, 12/01/2029	500,000	548,121
City of Houston TX Airport System Revenue, 5.00%, 07/01/2039 (Callable 07/01/2028)	6,440,000	6,797,196
City of Hutto TX, 4.25%, 08/01/2047 (Callable 08/01/2032)	1,205,000	1,207,985
City of Magnolia TX, 5.70%, 09/01/2046 (b)	935,000	953,075
City of Manvel TX, 5.25%, 02/15/2039 (Callable 02/15/2033)	1,045,000	1,199,203
City of Mesquite TX Waterworks & Sewer System Revenue
5.00%, 03/01/2039 (Callable 03/01/2032)	500,000	549,838
5.00%, 03/01/2040 (Callable 03/01/2032)	500,000	547,927
5.00%, 03/01/2041 (Callable 03/01/2032)	500,000	545,616
5.00%, 03/01/2042 (Callable 03/01/2032)	500,000	543,671
City of Paris TX, 3.00%, 12/15/2035 (Callable 12/15/2030)	610,000	586,697
City of San Antonio TX Airport System, 5.00%, 07/01/2033 (Callable 07/01/2025) (c)	1,190,000	1,202,379
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045 (a)	600,000	562,848
2.00%, 02/01/2049 (a)	8,295,000	7,872,084
5.25%, 02/01/2049 (Callable 08/01/2034)	1,000,000	1,118,350
City of Temple TX
4.00%, 08/01/2035 (Callable 08/01/2030)	650,000	672,624
4.00%, 08/01/2037 (Callable 08/01/2030)	200,000	205,619
4.00%, 08/01/2038 (Callable 08/01/2030)	165,000	168,667
4.00%, 08/01/2039 (Callable 08/01/2030)	435,000	442,453
Clifton Higher Education Finance Corp.
5.00%, 08/15/2025	360,000	366,456
4.00%, 08/15/2030 (Callable 08/15/2026)	800,000	814,169
4.00%, 08/15/2032 (Callable 08/15/2026)	600,000	608,915
4.00%, 08/15/2033 (Callable 08/15/2028)	2,000,000	2,057,160
4.00%, 04/01/2034 (Callable 04/01/2030)	325,000	337,932
5.00%, 08/15/2034 (Callable 08/15/2026)	1,000,000	1,035,431
4.00%, 04/01/2035 (Callable 04/01/2030)	250,000	259,240
4.00%, 08/15/2035 (Callable 08/15/2029)	1,380,000	1,417,153
5.00%, 08/15/2036 (Callable 08/15/2026)	1,000,000	1,032,110
Collin County Municipal Utility District No 2
4.75%, 09/01/2036 (Callable 10/01/2029)	1,470,000	1,539,647
5.13%, 09/01/2048 (Callable 10/01/2029)	1,500,000	1,557,721
Colony Municipal Utility District No 1A
7.00%, 08/15/2026	265,000	282,537
7.00%, 08/15/2029	310,000	358,222
5.00%, 08/15/2030 (Callable 08/15/2029)	330,000	350,281
Colony Municipal Utility District No 1B, 4.00%, 08/15/2037 (Callable 08/15/2029)	710,000	713,423
Comal County Water Control & Improvement District No 6
4.00%, 03/01/2031 (Callable 03/01/2028)	560,000	576,849
4.00%, 03/01/2032 (Callable 03/01/2028)	690,000	707,947
4.00%, 03/01/2033 (Callable 03/01/2028)	720,000	736,526
4.38%, 03/01/2033 (Callable 03/01/2028)	425,000	439,866
4.00%, 03/01/2034 (Callable 03/01/2028)	750,000	764,942
4.38%, 03/01/2034 (Callable 03/01/2028)	445,000	459,207
4.38%, 03/01/2035 (Callable 03/01/2028)	475,000	488,927
4.38%, 03/01/2036 (Callable 03/01/2028)	500,000	513,738
4.38%, 03/01/2037 (Callable 03/01/2028)	530,000	543,299
4.38%, 03/01/2038 (Callable 03/01/2028)	560,000	572,986
4.38%, 03/01/2042 (Callable 03/01/2028)	1,250,000	1,267,083
4.38%, 03/01/2045 (Callable 03/01/2028)	2,330,000	2,348,731
Conroe Municipal Management District No 1, 4.00%, 09/01/2032 (Callable 09/01/2028)	410,000	419,715
County of Calhoun TX
5.00%, 02/15/2037 (Callable 02/15/2033)	1,400,000	1,574,961
5.00%, 02/15/2038 (Callable 02/15/2033)	1,000,000	1,120,976
5.00%, 02/15/2040 (Callable 02/15/2033)	1,065,000	1,177,814
County of Denton TX, 3.00%, 07/15/2034 (Callable 07/15/2026)	885,000	859,885
County of Harris TX Toll Road Revenue, 5.00%, 08/15/2043 (Callable 02/15/2028)	500,000	521,515
County of La Salle TX, 5.00%, 03/01/2034 (Callable 03/01/2027)	640,000	661,739
County of Wichita TX, 5.00%, 09/15/2042 (Callable 09/15/2027)	1,000,000	1,031,735
County of Wise TX
5.00%, 08/15/2029	880,000	947,010
5.00%, 08/15/2033 (Callable 08/15/2031)	930,000	1,029,280
Crane Independent School District
5.00%, 02/15/2037 (Callable 02/15/2032)	750,000	846,237
5.00%, 02/15/2039 (Callable 02/15/2032)	800,000	892,815
Dallas Fort Worth International Airport
5.00%, 11/01/2025 (c)	1,400,000	1,427,880
5.00%, 11/01/2026 (c)	1,250,000	1,299,415
5.25%, 11/01/2048 (Callable 11/01/2034)	4,000,000	4,528,976
Danbury Higher Education Authority, Inc.
4.00%, 02/15/2028 (Callable 02/15/2027)	250,000	257,246
4.00%, 02/15/2031 (Callable 02/15/2027)	200,000	205,166
Deaf Smith County Hospital District
5.00%, 03/01/2030 (Callable 03/01/2027)	1,000,000	1,025,476
5.00%, 03/01/2034 (Callable 03/01/2027)	1,120,000	1,137,506
4.00%, 03/01/2040 (Callable 03/01/2027)	2,045,000	1,859,036
Deer Park Independent School District, 5.00%, 08/15/2048 (Callable 08/15/2032)	1,500,000	1,639,770
Dickinson Independent School District, 3.50%, 08/01/2037 (a)	5,800,000	5,813,897
East Fork Fresh Water Supply District No 1-A
4.75%, 09/01/2039 (Callable 12/01/2029)	240,000	245,923
4.75%, 09/01/2040 (Callable 12/01/2029)	290,000	296,523
Ector County Independent School District, 4.00%, 08/15/2049 (a)	3,000,000	3,099,062
El Paso County Hospital District
5.00%, 08/15/2025	100,000	100,991
5.00%, 08/15/2027	2,040,000	2,119,018
5.00%, 08/15/2029	1,650,000	1,815,195
5.00%, 08/15/2030	1,800,000	2,004,382
5.00%, 08/15/2031	1,680,000	1,887,443
El Paso Housing Finance Corp., 4.50%, 03/01/2026 (a)	1,500,000	1,505,805
El Paso Independent School District, 5.00%, 02/01/2040 (Callable 02/01/2026) (a)	2,925,000	2,998,990
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	3,000,000	3,009,449
Forney Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2031)	2,220,000	2,462,484
Fort Bend County Municipal Utility District No 134C, 3.25%, 03/01/2035 (Callable 03/01/2029)	590,000	582,862
Fort Bend County Municipal Utility District No 134D, 3.50%, 09/01/2048 (Callable 09/01/2030)	2,360,000	2,043,785
Fort Bend County Municipal Utility District No 134E, 4.00%, 09/01/2038 (Callable 08/01/2029)	1,225,000	1,240,336
Fort Bend County Municipal Utility District No 141, 5.00%, 09/01/2033 (Callable 09/01/2028)	1,075,000	1,133,036
Fort Bend County Municipal Utility District No 182
4.00%, 09/01/2031 (Callable 09/01/2029)	1,190,000	1,229,691
4.00%, 09/01/2032 (Callable 09/01/2029)	1,260,000	1,296,882
4.00%, 09/01/2033 (Callable 09/01/2029)	1,300,000	1,333,320
4.00%, 09/01/2034 (Callable 09/01/2029)	1,380,000	1,405,506
4.00%, 09/01/2035 (Callable 09/01/2029)	1,430,000	1,453,706
4.00%, 09/01/2036 (Callable 09/01/2029)	1,515,000	1,532,500
Fort Bend County Municipal Utility District No 184
4.25%, 04/01/2038 (Callable 04/01/2027)	630,000	629,809
4.50%, 04/01/2040 (Callable 04/01/2027)	1,055,000	1,058,507
4.50%, 04/01/2042 (Callable 04/01/2027)	1,130,000	1,131,515
Fort Bend County Municipal Utility District No 215, 5.00%, 09/01/2033 (Callable 10/01/2030)	1,240,000	1,334,083
Fort Bend County Municipal Utility District No 5, 5.75%, 09/01/2025	325,000	332,495
Fort Bend County Municipal Utility District No 58
3.00%, 04/01/2034 (Callable 04/01/2029)	450,000	428,676
3.00%, 04/01/2035 (Callable 04/01/2029)	430,000	406,147
3.00%, 04/01/2037 (Callable 04/01/2029)	825,000	765,435
Fort Bend Independent School District, 4.00%, 08/01/2054 (a)	12,000,000	12,367,518
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040	5,436,029	5,601,859
Fulshear Municipal Utility District No 3A
6.50%, 09/01/2028	120,000	134,171
6.50%, 09/01/2029	455,000	518,813
6.50%, 09/01/2029	440,000	501,281
4.00%, 09/01/2032 (Callable 09/01/2029)	445,000	452,687
4.00%, 09/01/2032 (Callable 09/01/2029)	325,000	330,614
4.00%, 09/01/2035 (Callable 09/01/2029)	665,000	672,913
4.00%, 09/01/2036 (Callable 09/01/2029)	805,000	811,301
4.25%, 09/01/2039 (Callable 09/01/2029)	720,000	727,164
4.25%, 09/01/2040 (Callable 09/01/2029)	700,000	705,509
4.25%, 09/01/2040 (Callable 09/01/2029)	585,000	589,604
4.38%, 09/01/2042 (Callable 09/01/2029)	465,000	469,893
Galveston County Municipal Utility District No 56
4.50%, 06/01/2035 (Callable 06/01/2030)	360,000	371,996
4.50%, 06/01/2036 (Callable 06/01/2030)	305,000	313,504
4.75%, 06/01/2038 (Callable 06/01/2030)	1,425,000	1,479,625
4.75%, 06/01/2039 (Callable 06/01/2030)	760,000	784,937
4.88%, 06/01/2040 (Callable 06/01/2030)	535,000	555,992
Grand Parkway Transportation Corp.
5.30%, 10/01/2032 (Callable 10/01/2028)	95,000	103,948
5.45%, 10/01/2034 (Callable 10/01/2028)	180,000	197,203
5.50%, 10/01/2035 (Callable 10/01/2028)	100,000	109,378
5.50%, 10/01/2036 (Callable 10/01/2028)	450,000	490,208
5.80%, 10/01/2045 (Callable 10/01/2028)	1,830,000	1,986,310
5.80%, 10/01/2046 (Callable 10/01/2028)	1,690,000	1,832,529
5.85%, 10/01/2047 (Callable 10/01/2028)	5,355,000	5,813,492
5.85%, 10/01/2048 (Callable 10/01/2028)	1,155,000	1,251,880
5.00%, 10/01/2052 (Callable 01/01/2028) (a)	5,000,000	5,358,057
Granger Independent School District, 5.25%, 08/15/2048 (Callable 08/15/2033)	475,000	528,622
Harris County Hospital District, 4.00%, 02/15/2034 (Callable 02/15/2026)	680,000	683,508
Harris County Improvement District No 1
4.00%, 09/01/2038 (Callable 09/01/2029)	530,000	538,617
4.00%, 09/01/2039 (Callable 09/01/2029)	590,000	596,175
Harris County Improvement District No 18, 4.00%, 11/01/2037 (Callable 11/01/2029)	1,000,000	1,018,842
Harris County Municipal Utility District No 1
4.00%, 09/01/2035 (Callable 08/01/2028)	985,000	997,955
4.00%, 09/01/2036 (Callable 08/01/2028)	1,030,000	1,039,804
Harris County Municipal Utility District No 157, 4.00%, 03/01/2029 (Callable 03/01/2025)	285,000	285,903
Harris County Municipal Utility District No 165
5.00%, 03/01/2032 (Callable 09/01/2030)	325,000	351,946
5.00%, 03/01/2033 (Callable 09/01/2030)	340,000	367,251
4.00%, 03/01/2035 (Callable 09/01/2030)	330,000	335,806
4.00%, 03/01/2036 (Callable 08/01/2029)	1,375,000	1,400,752
4.00%, 03/01/2036 (Callable 09/01/2030)	475,000	481,061
4.00%, 03/01/2037 (Callable 08/01/2029)	535,000	543,272
4.75%, 03/01/2038 (Callable 12/01/2029)	455,000	474,264
Harris County Municipal Utility District No 368, 4.00%, 09/01/2025 (Callable 11/01/2024)	1,000,000	1,000,093
Harris County Municipal Utility District No 423
5.50%, 04/01/2026	450,000	466,752
5.50%, 04/01/2027	450,000	477,353
5.50%, 04/01/2028	450,000	488,372
5.50%, 04/01/2029	475,000	526,497
5.50%, 04/01/2030 (Callable 04/01/2029)	500,000	555,361
Harris County Municipal Utility District No 558
3.00%, 09/01/2032 (Callable 09/01/2029)	360,000	341,595
3.13%, 09/01/2033 (Callable 09/01/2029)	360,000	340,887
3.25%, 09/01/2034 (Callable 09/01/2029)	360,000	341,736
3.38%, 09/01/2035 (Callable 09/01/2029)	360,000	344,178
3.50%, 09/01/2036 (Callable 09/01/2029)	360,000	344,949
3.50%, 09/01/2037 (Callable 09/01/2029)	360,000	342,588
Harris County Municipal Utility District No. 71, 4.00%, 09/01/2028 (Callable 11/01/2024)	250,000	250,254
Harris County-Houston Sports Authority
0.00%, 11/15/2025 (e)	11,185,000	10,775,845
5.00%, 11/15/2053 (Callable 11/15/2024)	2,220,000	2,220,612
Harris-Waller Counties Municipal Utility District No 3
6.00%, 09/01/2025	315,000	323,895
6.00%, 09/01/2026	335,000	355,240
6.00%, 09/01/2027	365,000	397,394
6.00%, 09/01/2028	390,000	435,017
Harris-Waller Counties Municipal Utility District No 4, 7.25%, 11/01/2031 (Callable 11/01/2030)	330,000	401,084
Headwaters Municipal Utility District of Hays County, 4.38%, 08/15/2038 (Callable 08/15/2029)	1,015,000	1,041,169
Highway 380 Municipal Management District No 1
4.00%, 05/01/2035 (Callable 08/01/2029)	1,310,000	1,334,515
4.00%, 05/01/2036 (Callable 08/01/2029)	1,370,000	1,389,043
4.00%, 05/01/2037 (Callable 08/01/2029)	1,430,000	1,444,449
Houston Higher Education Finance Corp., 3.38%, 10/01/2037 (Callable 11/01/2024)	1,070,000	945,762
Houston Housing Finance Corp., 5.00%, 08/01/2041 (Callable 08/01/2026) (a)	3,735,000	3,835,951
Hunt Memorial Hospital District Charitable Health
5.00%, 02/15/2030	1,015,000	1,071,020
5.00%, 02/15/2034 (Callable 02/15/2030)	600,000	628,919
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029) (a)	4,750,000	5,062,077
Katy Development Authority
3.00%, 06/01/2032 (Callable 06/01/2027)	485,000	460,158
3.00%, 06/01/2033 (Callable 06/01/2027)	420,000	394,162
3.00%, 06/01/2034 (Callable 06/01/2027)	575,000	534,191
3.00%, 06/01/2035 (Callable 06/01/2027)	500,000	459,711
3.00%, 06/01/2039 (Callable 06/01/2027)	1,125,000	973,928
Kaufman County Fresh Water Supply District No 4A
5.00%, 09/01/2035 (Callable 12/01/2029)	420,000	448,042
5.00%, 09/01/2036 (Callable 12/01/2029)	715,000	760,276
Kaufman County Municipal Utility District No 10, 4.00%, 03/01/2035 (Callable 03/01/2030)	720,000	736,677
Kaufman County Municipal Utility District No 3, 3.13%, 03/01/2049 (Callable 02/01/2030)	460,000	362,352
Kendall County Water Control & Improvement District No 2A
5.00%, 09/01/2035 (Callable 11/01/2030)	1,030,000	1,117,946
5.00%, 09/01/2040 (Callable 11/01/2030)	790,000	841,870
5.50%, 09/01/2042 (Callable 11/01/2030)	865,000	939,494
5.00%, 09/01/2046 (Callable 11/01/2030)	1,000,000	1,048,930
La Vernia Higher Education Finance Corp., 4.20%, 08/15/2025 (b)	125,000	126,400
Lakes Fresh Water Supply District of Denton County
4.00%, 09/01/2031 (Callable 09/01/2029)	680,000	704,873
4.00%, 09/01/2034 (Callable 09/01/2029)	1,745,000	1,785,569
4.25%, 09/01/2040 (Callable 09/01/2029)	425,000	432,270
Lazy Nine Municipal Utility District No 1B
2.00%, 03/01/2035 (Callable 03/01/2027)	525,000	420,814
2.00%, 03/01/2037 (Callable 03/01/2027)	530,000	403,996
Lone Star College System, 5.00%, 02/15/2034 (Callable 02/15/2025)	2,475,000	2,488,942
Martin County Hospital District
4.00%, 04/01/2027	225,000	230,929
4.00%, 04/01/2028	430,000	444,919
4.00%, 04/01/2031 (Callable 04/01/2030)	235,000	245,992
4.00%, 04/01/2033 (Callable 04/01/2030)	375,000	387,512
4.00%, 04/01/2034 (Callable 04/01/2030)	500,000	514,931
Matagorda County Navigation District No 1
4.25%, 05/01/2030 (c)	2,000,000	2,080,574
4.40%, 05/01/2030	3,430,000	3,629,842
Maypearl Independent School District, 5.00%, 02/15/2043 (Callable 02/15/2033)	1,000,000	1,108,287
Mckinney Municipal Utility District No 1
3.25%, 09/01/2033 (Callable 05/01/2030)	200,000	194,534
3.25%, 09/01/2033 (Callable 05/01/2030)	60,000	58,226
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 5.00%, 11/01/2034 (Callable 11/01/2029)	560,000	615,248
Meyer Ranch Municipal Utility District
6.50%, 08/15/2029 (Callable 08/15/2028)	310,000	348,306
6.50%, 08/15/2030 (Callable 08/15/2028)	330,000	369,531
6.00%, 08/15/2031 (Callable 08/15/2028)	345,000	378,716
6.00%, 08/15/2032 (Callable 08/15/2028)	365,000	399,548
5.00%, 08/15/2034 (Callable 08/15/2028)	795,000	838,782
Midland County Fresh Water Supply District No 1, 0.00%, 09/15/2033 (Callable 09/15/2027) (e)	3,000,000	2,081,022
Midland Independent School District, 5.00%, 02/15/2050 (Callable 02/15/2028)	5,090,000	5,319,775
Montgomery County Municipal Utility District No 121
5.00%, 09/01/2025	355,000	360,189
5.00%, 09/01/2026	370,000	382,408
4.00%, 09/01/2031 (Callable 09/01/2028)	460,000	473,610
4.00%, 09/01/2034 (Callable 09/01/2028)	530,000	538,713
4.00%, 09/01/2035 (Callable 09/01/2028)	550,000	557,590
4.00%, 09/01/2036 (Callable 09/01/2028)	575,000	582,058
4.00%, 09/01/2039 (Callable 09/01/2028)	655,000	658,088
Montgomery County Municipal Utility District No 165
6.50%, 09/01/2027	250,000	272,657
6.50%, 09/01/2028	260,000	290,602
6.50%, 09/01/2029	250,000	285,792
6.00%, 09/01/2030 (Callable 06/01/2029)	200,000	222,068
6.00%, 09/01/2031 (Callable 06/01/2029)	300,000	332,111
Montgomery County Municipal Utility District No 88, 4.25%, 09/01/2047 (Callable 09/01/2029)	1,400,000	1,361,024
Montgomery County Municipal Utility District No 95
4.00%, 09/01/2032 (Callable 09/01/2028)	665,000	681,494
4.00%, 09/01/2034 (Callable 09/01/2028)	785,000	797,618
3.50%, 09/01/2035 (Callable 11/01/2024)	780,000	764,683
New Caney Independent School District, 4.00%, 02/15/2050 (a)	8,500,000	8,775,922
New Fairview Municipal Utility District No 1, 6.00%, 09/01/2033 (Callable 09/01/2029)	245,000	269,517
New Hope Cultural Education Facilities Finance Corp.
2.00%, 01/01/2026	685,000	663,504
5.00%, 07/01/2038 (Callable 07/01/2027)	1,000,000	1,034,731
5.00%, 04/01/2048 (Callable 04/01/2026)	2,315,000	2,387,269
Newark Higher Education Finance Corp.
4.00%, 08/15/2035 (Callable 08/15/2025)	425,000	426,555
5.25%, 08/15/2044 (Callable 08/15/2034)	550,000	611,065
North Texas Tollway Authority
0.00%, 01/01/2031 (e)	1,300,000	1,065,660
5.00%, 01/01/2033 (Callable 01/01/2026)	980,000	1,004,998
0.00%, 01/01/2035 (e)	8,600,000	6,095,165
0.00%, 01/01/2036 (e)	4,800,000	3,268,692
0.00%, 01/01/2037 (e)	14,350,000	9,371,854
6.75%, 09/01/2045 (Callable 09/01/2031)	40,000	49,828
Northlake Municipal Management District No 1
5.50%, 03/01/2032 (Callable 09/01/2029)	1,870,000	2,013,126
5.00%, 03/01/2036 (Callable 09/01/2029)	800,000	838,381
5.00%, 03/01/2037 (Callable 09/01/2029)	835,000	873,628
5.00%, 03/01/2038 (Callable 09/01/2029)	300,000	313,291
Northwest Harris County Municipal Utility District No 10/TX, 5.00%, 04/01/2026	725,000	744,020
Northwest Harris County Municipal Utility District No 19
2.00%, 10/01/2037 (Callable 10/01/2026)	465,000	350,137
2.00%, 10/01/2038 (Callable 10/01/2026)	1,000,000	740,769
Olney Independent School District
5.00%, 02/15/2039 (Callable 02/15/2033)	250,000	279,458
5.00%, 02/15/2041 (Callable 02/15/2033)	505,000	558,890
5.00%, 02/15/2042 (Callable 02/15/2033)	250,000	275,595
5.00%, 02/15/2043 (Callable 02/15/2033)	260,000	285,545
5.00%, 02/15/2044 (Callable 02/15/2033)	340,000	372,259
Pampa Independent School District, 5.00%, 08/15/2049 (Callable 08/15/2034)	3,545,000	3,883,826
Pecos Barstow Toyah Independent School District
3.25%, 02/15/2031 (Callable 02/15/2027)	3,400,000	3,442,128
5.00%, 02/15/2039 (Callable 02/15/2030)	765,000	826,783
5.00%, 02/15/2040 (Callable 02/15/2030)	750,000	807,254
Plains Independent School District
5.00%, 08/15/2035 (Callable 08/15/2029)	240,000	260,041
5.00%, 08/15/2036 (Callable 08/15/2029)	260,000	281,710
5.00%, 08/15/2038 (Callable 08/15/2029)	215,000	232,315
5.00%, 08/15/2039 (Callable 08/15/2029)	200,000	215,340
Plemons-Stinnett-Phillips Consolidated School District
5.00%, 02/15/2030 (Callable 02/15/2027)	850,000	892,861
5.00%, 02/15/2031 (Callable 02/15/2027)	450,000	472,585
5.00%, 02/15/2032 (Callable 02/15/2027)	500,000	524,977
5.00%, 02/15/2033 (Callable 02/15/2027)	500,000	524,516
Port Aransas Independent School District, 5.00%, 02/15/2038 (Callable 08/15/2029)	1,295,000	1,398,819
Prosper Independent School District, 4.00%, 02/15/2050 (a)	4,780,000	4,859,984
PSC/TX, 3.75%, 12/01/2040	8,450,000	8,351,776
Rankin Independent School District
5.00%, 02/15/2029 (Callable 02/15/2026)	1,440,000	1,483,876
5.00%, 02/15/2029 (Callable 02/15/2026)	1,250,000	1,288,427
5.00%, 02/15/2033 (Callable 02/15/2027)	700,000	729,886
5.00%, 02/15/2034 (Callable 02/15/2027)	500,000	520,380
Redbird Ranch Fresh Water Supply District No 2
6.63%, 09/01/2032 (Callable 09/01/2029)	820,000	931,114
4.25%, 09/01/2034 (Callable 09/01/2029)	470,000	485,653
Royse City Community Development Corp.
5.00%, 02/15/2037 (Callable 02/15/2034)	315,000	361,655
5.00%, 02/15/2039 (Callable 02/15/2034)	350,000	396,644
Sabine-Neches Navigation District
5.25%, 02/15/2042 (Callable 02/15/2031)	1,475,000	1,614,684
4.63%, 02/15/2047 (Callable 02/15/2031)	2,000,000	2,057,589
5.25%, 02/15/2052 (Callable 02/15/2031)	2,915,000	3,141,410
San Antonio Housing Trust Finance Corp., 1.45%, 03/01/2026 (Callable 03/01/2025) (a)	1,500,000	1,479,907
San Antonio Housing Trust Public Facility Corp.
5.00%, 09/01/2028 (Callable 09/01/2027) (a)	486,000	514,248
4.00%, 07/01/2045 (Callable 08/01/2027) (a)	13,925,000	14,382,634
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050 (a)	3,295,000	3,487,870
Seagraves Independent School District
5.00%, 02/15/2035 (Callable 08/15/2030)	200,000	220,455
5.00%, 02/15/2038 (Callable 08/15/2030)	200,000	218,535
5.00%, 02/15/2039 (Callable 08/15/2030)	200,000	217,204
5.00%, 02/15/2041 (Callable 08/15/2030)	515,000	552,078
5.00%, 02/15/2043 (Callable 08/15/2030)	570,000	607,585
5.00%, 02/15/2044 (Callable 08/15/2030)	200,000	212,271
Seminole Hospital District
4.00%, 02/15/2031 (Callable 02/15/2026)	545,000	399,519
3.00%, 02/15/2034 (Callable 02/15/2026)	1,125,000	666,942
Sienna Municipal Utility District No 6, 5.00%, 09/01/2034 (Callable 09/01/2029)	1,650,000	1,744,741
Sienna Parks & Levee Improvement District of Fort Bend County, 3.00%, 09/01/2037 (Callable 04/01/2027)	695,000	639,554
SMHA Finance Public Facility Corp., 3.70%, 07/01/2028 (a)	5,000,000	5,099,430
Socorro Independent School District, 4.00%, 08/15/2034 (Callable 02/15/2027)	2,610,000	2,649,158
Southwest Houston Redevelopment Authority, 5.00%, 09/01/2027	250,000	264,890
Spring Independent School District, 5.00%, 08/15/2029	1,030,000	1,141,492
Spring Meadows Municipal Utility District, 4.00%, 09/01/2026 (Callable 11/01/2024)	275,000	275,122
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026) (a)	5,000,000	5,033,041
Sunfield Municipal Utility District No 3
3.00%, 09/01/2041 (Callable 09/01/2026)	1,215,000	1,024,866
4.00%, 09/01/2044 (Callable 09/01/2029)	910,000	893,461
4.00%, 09/01/2045 (Callable 09/01/2029)	960,000	937,992
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2029 (Callable 11/15/2026)	1,665,000	1,695,985
5.00%, 11/15/2030 (Callable 11/15/2026)	1,750,000	1,779,274
2.75%, 02/15/2036 (Callable 10/22/2024) (a)	9,300,000	8,859,924
5.00%, 11/15/2040 (Callable 11/15/2026)	400,000	402,487
4.00%, 11/15/2042 (Callable 05/15/2026)	500,000	497,509
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	1,750,000	1,772,422
Tarrant County Housing Finance Corp., 5.00%, 03/01/2027 (Callable 03/01/2026) (a)	2,044,000	2,100,074
Tender Option Bond Trust Receipts/Certificates, 2.95%, 06/01/2063 (a)(b)	4,976,000	4,976,000
Texas Department of Housing & Community Affairs
5.00%, 08/01/2026 (Callable 08/01/2025) (a)	1,800,000	1,828,845
5.25%, 01/01/2031	1,070,000	1,198,331
5.25%, 07/01/2031	1,100,000	1,235,395
5.25%, 01/01/2032	565,000	636,046
5.25%, 07/01/2032	580,000	656,338
5.00%, 03/01/2041 (Callable 03/01/2025) (a)	1,800,000	1,814,929
3.90%, 07/01/2044 (Callable 07/01/2028)	3,370,000	3,294,895
4.75%, 01/01/2049 (Callable 07/01/2028)	1,880,000	1,912,413
5.00%, 01/01/2049 (Callable 01/01/2033)	1,580,000	1,638,053
3.75%, 09/01/2049 (Callable 09/01/2028)	1,290,000	1,190,665
5.50%, 09/01/2052 (Callable 03/01/2032)	5,735,000	6,183,497
6.00%, 03/01/2053 (Callable 03/01/2032)	960,000	1,062,947
5.13%, 01/01/2054 (Callable 01/01/2033)	3,000,000	3,157,899
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2027	1,500,000	1,574,131
5.00%, 12/15/2028	750,000	796,057
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2033) (a)	4,250,000	4,832,678
Texas Municipal Gas Acquisition and Supply Corp. I
4.94% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 10/01/2024)	4,100,000	4,099,170
6.25%, 12/15/2026	880,000	910,045
Texas Municipal Gas Acquisition and Supply Corp. II, 4.35% (3 mo. Term SOFR + 1.05%), 09/15/2027	7,410,000	7,438,389
Texas Municipal Power Agency, 3.00%, 09/01/2029 (Callable 09/01/2026)	2,080,000	2,083,795
Texas Public Finance Authority
5.25%, 05/01/2036 (Callable 05/01/2033)	710,000	800,659
5.25%, 05/01/2038 (Callable 05/01/2033)	400,000	447,592
5.25%, 05/01/2040 (Callable 05/01/2033)	500,000	552,507
5.25%, 05/01/2042 (Callable 05/01/2033)	635,000	695,620
Texas State Affordable Housing Corp.
4.63%, 03/01/2043 (Callable 03/01/2033)	3,690,000	3,806,777
3.75%, 07/01/2044 (a)	2,000,000	2,023,861
4.75%, 03/01/2048 (Callable 03/01/2033)	2,750,000	2,809,173
6.00%, 09/01/2054 (Callable 03/01/2034)	8,000,000	8,956,916
Texas State Technical College, 5.75%, 08/01/2047 (Callable 08/01/2032)	4,000,000	4,575,402
THF Public Facility Corp., 3.25%, 03/01/2040 (Callable 10/22/2024) (a)	1,500,000	1,500,037
Travis County Housing Finance Corp., 3.75%, 08/01/2026 (a)	3,000,000	3,011,324
Travis County Municipal Utility District No 20, 5.00%, 09/01/2031	175,000	194,965
Travis County Municipal Utility District No. 4, 4.00%, 09/01/2035 (Callable 11/01/2024)	615,000	613,243
Travis County Water Control & Improvement District No 20/TX, 4.00%, 09/01/2041 (Callable 09/01/2030)	125,000	125,594
Tri-County Behavioral Healthcare
3.90%, 11/01/2039 (Callable 11/01/2034)	1,755,000	1,785,693
4.00%, 11/01/2054 (Callable 11/01/2034)	500,000	473,355
Upper Trinity Regional Water District, 5.00%, 08/01/2032 (Callable 08/01/2028)	265,000	284,609
Viridian Municipal Management District
4.00%, 12/01/2027 (Callable 11/01/2024)	315,000	315,164
4.00%, 12/01/2028 (Callable 11/01/2024)	470,000	470,126
5.00%, 12/01/2029	375,000	411,784
5.00%, 12/01/2030 (Callable 12/01/2029)	400,000	435,791
5.00%, 12/01/2030 (Callable 12/01/2029)	220,000	239,685
5.00%, 12/01/2031 (Callable 12/01/2029)	245,000	265,512
5.00%, 12/01/2031 (Callable 12/01/2029)	400,000	433,489
5.00%, 12/01/2032 (Callable 12/01/2029)	360,000	388,628
5.00%, 12/01/2032 (Callable 12/01/2029)	650,000	701,690
5.50%, 12/01/2032 (Callable 12/01/2029)	415,000	434,441
5.00%, 12/01/2034 (Callable 12/01/2029)	565,000	605,462
4.00%, 12/01/2037 (Callable 12/01/2027)	865,000	867,969
5.75%, 12/01/2037 (Callable 12/01/2029)	690,000	718,131
5.00%, 12/01/2038 (Callable 12/01/2029)	605,000	642,417
5.00%, 12/01/2040 (Callable 12/01/2029)	455,000	478,604
5.00%, 12/01/2041 (Callable 12/01/2029)	750,000	785,055
5.00%, 12/01/2042 (Callable 12/01/2029)	400,000	417,617
6.00%, 12/01/2043 (Callable 12/01/2029)	1,260,000	1,309,529
5.00%, 12/01/2045 (Callable 12/01/2029)	100,000	103,699
5.00%, 12/01/2049 (Callable 12/01/2029)	1,030,000	1,064,099
6.25%, 12/01/2049 (Callable 12/01/2029)	1,300,000	1,358,835
Waller Consolidated Independent School District, 3.00%, 02/15/2040 (Callable 02/15/2030)	865,000	786,275
Waller County Road Improvement District No 1
6.00%, 03/01/2032 (Callable 03/01/2029)	350,000	386,279
6.00%, 03/01/2035 (Callable 03/01/2029)	800,000	876,838
4.00%, 03/01/2037 (Callable 03/01/2029)	885,000	892,210
4.00%, 03/01/2039 (Callable 03/01/2029)	985,000	987,671
4.00%, 03/01/2041 (Callable 03/01/2029)	1,090,000	1,079,677
Washington County Junior College District, 5.00%, 10/01/2028 (Callable 04/01/2026)	500,000	515,414
Williamson County Municipal Utility District No 31
6.50%, 08/15/2029 (Callable 08/15/2028)	295,000	329,510
5.00%, 08/15/2030 (Callable 08/15/2028)	310,000	328,280
4.00%, 08/15/2033 (Callable 08/15/2028)	720,000	731,219
4.00%, 08/15/2035 (Callable 08/15/2028)	805,000	815,821
Willow Point Municipal Utility District
3.00%, 09/01/2032 (Callable 09/01/2030)	560,000	533,937
3.13%, 09/01/2033 (Callable 09/01/2030)	560,000	535,171
3.25%, 09/01/2034 (Callable 09/01/2030)	560,000	536,488
Wimberley Independent School District, 4.00%, 08/15/2031 (Callable 08/15/2027)	355,000	365,319
Wink-Loving Independent School District, 5.00%, 02/15/2034 (Callable 02/15/2026)	500,000	513,597
		583,331,868

Guam - 0.0%(f)
Guam Government Waterworks Authority
5.00%, 07/01/2025	450,000	456,029
5.00%, 07/01/2025	350,000	354,690
		810,719

Utah - 1.3%
City of Herriman City UT Water Revenue, 4.00%, 01/01/2041 (Callable 01/01/2031)	500,000	507,612
City of Providence UT Franchise & Sales Tax Revenue, 3.00%, 03/01/2029	1,200,000	1,181,486
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2025 (c)	525,000	530,781
5.00%, 07/01/2028 (c)	1,000,000	1,064,643
5.00%, 07/01/2030 (Callable 07/01/2027)	155,000	163,503
5.00%, 07/01/2042 (Callable 07/01/2027)	4,140,000	4,270,315
County of Utah UT
5.00%, 05/15/2041 (Callable 05/15/2026)	6,970,000	7,128,538
5.00%, 05/15/2060 (Callable 02/01/2026) (a)	3,160,000	3,256,703
Grand County School District Local Building Authority, 5.00%, 12/15/2037 (Callable 12/15/2025)	870,000	885,454
Utah Charter School Finance Authority
0.00%, 04/15/2025	205,000	200,335
3.00%, 04/15/2027	240,000	238,479
5.00%, 04/15/2027 (Callable 04/15/2026)	365,000	375,884
5.00%, 04/15/2028 (Callable 04/15/2026)	720,000	741,129
4.00%, 04/15/2029	225,000	232,105
5.00%, 10/15/2029 (Callable 10/15/2027)	500,000	524,846
4.00%, 04/15/2030	1,120,000	1,130,383
5.00%, 10/15/2031 (Callable 10/15/2027)	500,000	521,380
5.00%, 10/15/2032 (Callable 10/15/2027)	310,000	322,554
5.00%, 10/15/2036 (Callable 10/22/2024)	700,000	700,650
4.00%, 04/15/2037 (Callable 04/15/2032)	500,000	505,438
5.00%, 04/15/2037 (Callable 04/15/2026)	520,000	530,074
5.00%, 04/15/2037 (Callable 04/15/2026)	925,000	942,781
4.00%, 04/15/2042 (Callable 04/15/2032)	480,000	463,047
5.00%, 10/15/2043 (Callable 10/15/2027)	1,000,000	1,021,643
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	120,000	119,947
4.50%, 10/21/2052	2,842,287	2,793,178
6.00%, 12/21/2052	2,031,807	2,132,588
6.00%, 02/21/2053	2,680,416	2,813,296
6.50%, 05/21/2053	1,397,316	1,479,533
6.00%, 06/21/2053	1,971,802	2,073,025
6.00%, 07/01/2053 (Callable 01/01/2032)	2,050,000	2,241,631
6.50%, 08/21/2053	1,878,133	1,987,906
Utah Infrastructure Agency, 5.50%, 10/15/2045 (Callable 10/15/2032)	675,000	749,670
Utah Telecommunication Open Infrastructure Agency
4.38%, 06/01/2040 (Callable 06/01/2032)	1,750,000	1,827,055
5.50%, 06/01/2040 (Callable 06/01/2032)	1,150,000	1,315,413
		46,973,005

Vermont - 0.1%
City of Burlington VT, 5.00%, 07/01/2028 (Callable 07/01/2027)	275,000	291,638
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2024	1,400,000	1,399,678
5.00%, 10/15/2025	615,000	616,541
5.00%, 12/01/2039 (Callable 06/01/2026)	500,000	508,877
Vermont Housing Finance Agency, 3.65%, 11/01/2032 (Callable 11/01/2024)	90,000	90,015
Vermont Public Power Supply Authority, 5.00%, 07/01/2028 (Callable 07/01/2027)	500,000	521,629
		3,428,378

Virginia - 1.0%
Charles City County Economic Development Authority, 2.88%, 02/01/2029 (Callable 11/01/2026)	2,330,000	2,235,832
Farmville Industrial Development Authority, 5.38%, 07/01/2053 (Callable 07/01/2028)	10,900,000	11,673,101
Fredericksburg Economic Development Authority, 5.00%, 06/15/2030 (Callable 10/17/2024)	1,000,000	1,000,559
Isle Wight County Industrial Development Authority
5.00%, 07/01/2035 (Callable 07/01/2033)	945,000	1,054,612
5.00%, 07/01/2036 (Callable 07/01/2033)	500,000	557,493
5.25%, 07/01/2043 (Callable 07/01/2033)	1,000,000	1,126,630
Louisa Industrial Development Authority, 3.65%, 11/01/2035 (a)	2,800,000	2,865,814
Norfolk Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026) (a)	1,500,000	1,546,858
Rappahannock Regional Jail Authority, 5.00%, 10/01/2027 (Callable 10/01/2025)	510,000	520,610
Richmond Redevelopment & Housing Authority, 4.25%, 03/01/2026 (Callable 03/01/2025) (a)	2,805,000	2,812,404
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	2,500,000	2,604,620
Virginia College Building Authority
5.00%, 06/01/2027	300,000	311,903
4.00%, 02/01/2034 (Callable 02/01/2031)	2,000,000	2,110,590
Virginia Housing Development Authority, 3.45%, 04/01/2038 (Callable 10/22/2024)	2,815,000	2,735,217
Virginia Small Business Financing Authority
5.25%, 10/01/2029 (Callable 11/01/2024)	2,500,000	2,502,509
5.00%, 10/01/2042 (Callable 10/01/2032)	1,105,000	1,211,474
		36,870,226

Washington - 1.6%
Eastern Washington University, 3.00%, 10/01/2033 (Callable 10/01/2026)	600,000	566,052
FYI Properties, 5.00%, 06/01/2038 (Callable 06/01/2028)	1,500,000	1,582,887
Grant County Public Hospital District No 1
5.25%, 12/01/2026	650,000	678,292
5.25%, 12/01/2027	1,250,000	1,327,215
5.25%, 12/01/2028	1,315,000	1,414,981
Grant County Public Utility District No 2 Electric Revenue, 2.00%, 01/01/2044 (Callable 09/01/2025) (a)	350,000	345,073
King County Housing Authority
5.00%, 01/01/2028 (Callable 01/01/2027)	2,110,000	2,205,593
4.00%, 06/01/2029	800,000	829,519
King County Public Hospital District No 1
5.00%, 12/01/2029 (Callable 12/01/2028)	1,050,000	1,134,117
5.00%, 12/01/2030 (Callable 12/01/2026)	1,650,000	1,714,280
5.00%, 12/01/2032 (Callable 12/01/2026)	2,100,000	2,177,341
5.00%, 12/01/2036 (Callable 12/01/2026)	550,000	567,458
King County Public Hospital District No 2
5.00%, 12/01/2039 (Callable 12/01/2033)	1,490,000	1,654,587
5.00%, 12/01/2040 (Callable 12/01/2033)	2,230,000	2,466,189
5.00%, 12/01/2041 (Callable 12/01/2033)	1,570,000	1,721,415
5.00%, 12/01/2042 (Callable 12/01/2033)	1,930,000	2,108,868
Lewis & Thurston Counties School District No 401 Centralia, 5.00%, 12/01/2041 (Callable 12/01/2026)	2,000,000	2,070,548
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2028	220,000	233,346
5.00%, 01/01/2031 (Callable 01/01/2028)	115,000	120,818
5.00%, 01/01/2038 (Callable 01/01/2029)	2,500,000	2,612,537
5.00%, 01/01/2039 (Callable 01/01/2028)	1,500,000	1,545,740
Pike Place Market Preservation & Development Authority, 5.00%, 12/01/2040 (Callable 12/01/2025)	500,000	504,315
Port of Bellingham WA
5.00%, 12/01/2024 (c)	240,000	240,311
5.00%, 12/01/2025 (c)	365,000	370,779
5.00%, 12/01/2026 (c)	380,000	392,376
Public Hospital District 1A of Whitman County
5.50%, 12/01/2038 (Callable 12/01/2033)	375,000	439,726
5.50%, 12/01/2043 (Callable 12/01/2033)	735,000	846,028
State of Washington
5.00%, 07/01/2035 (Callable 07/01/2028)	805,000	858,187
5.00%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,396,309
Tacoma Metropolitan Park District
4.00%, 12/01/2024	1,175,000	1,176,084
5.00%, 12/01/2025	375,000	385,186
4.00%, 12/01/2028	2,495,000	2,630,694
4.00%, 12/01/2029 (Callable 12/01/2028)	1,735,000	1,823,790
4.00%, 12/01/2030 (Callable 12/01/2028)	795,000	829,555
4.00%, 12/01/2030 (Callable 12/01/2026)	550,000	560,302
4.00%, 12/01/2031 (Callable 12/01/2027)	410,000	420,865
5.00%, 12/01/2033 (Callable 12/01/2027)	585,000	621,529
5.00%, 12/01/2033 (Callable 12/01/2026)	500,000	520,584
5.00%, 12/01/2035 (Callable 12/01/2027)	335,000	355,188
5.00%, 12/01/2036 (Callable 12/01/2027)	500,000	528,890
Vancouver Housing Authority, 4.00%, 08/01/2034 (Callable 08/01/2031)	6,000,000	6,085,657
Washington Health Care Facilities Authority
5.00%, 10/01/2027	2,510,000	2,647,607
5.00%, 10/01/2030 (Callable 10/01/2028)	440,000	467,201
5.00%, 08/15/2033 (Callable 02/15/2028)	500,000	524,143
5.00%, 08/15/2037 (Callable 02/15/2028)	3,015,000	3,148,051
Washington State Housing Finance Commission
2.40%, 06/01/2025	810,000	800,884
5.00%, 02/01/2028 (Callable 02/01/2027) (a)	1,200,000	1,256,085
3.70%, 12/01/2033 (Callable 11/01/2024)	20,000	20,002
4.00%, 06/01/2049 (Callable 06/01/2028)	340,000	342,521
		59,269,705

West Virginia - 0.1%
Glenville State College, 4.00%, 06/01/2027	930,000	913,968
West Virginia Economic Development Authority, 3.75%, 12/01/2042 (a)	2,500,000	2,505,566
West Virginia Hospital Finance Authority, 4.00%, 06/01/2029 (Callable 06/01/2026)	450,000	457,846
		3,877,380

Wisconsin - 3.0%
City of Monona WI Water & Sewer System Revenue, 4.00%, 02/01/2026 (Callable 02/01/2025)	1,650,000	1,654,857
County of Milwaukee WI Airport Revenue
5.00%, 12/01/2025 (c)	820,000	835,666
5.00%, 12/01/2025 (c)	680,000	692,991
County of Waushara WI, 4.50%, 06/01/2027 (Callable 06/01/2025)	2,300,000	2,328,014
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	2,285,000	2,342,585
Drummond Area School District, 5.00%, 03/01/2039 (Callable 03/01/2032)	1,650,000	1,800,596
Prescott School District
4.00%, 03/01/2037 (Callable 03/01/2030)	1,130,000	1,158,998
4.00%, 03/01/2037 (Callable 03/01/2030)	370,000	397,399
Public Finance Authority
5.00%, 10/01/2024 (b)	2,725,000	2,725,000
3.00%, 04/01/2025 (b)	65,000	64,639
5.00%, 06/15/2025	220,000	221,088
5.00%, 10/01/2027 (b)	2,075,000	2,135,100
0.00%, 09/01/2028 (Callable 09/01/2026) (e)	130,000	114,140
5.00%, 10/01/2028 (b)	1,125,000	1,164,826
9.00%, 11/01/2028 (Callable 11/01/2027) (b)	3,750,000	3,946,436
5.50%, 12/15/2028 (Callable 06/01/2025) (b)	6,000,000	6,036,002
5.00%, 10/01/2029 (b)	1,000,000	1,042,042
6.13%, 12/15/2029 (Callable 12/15/2027) (b)	4,500,000	4,524,570
5.00%, 07/01/2030 (c)	1,110,000	1,192,530
5.00%, 10/01/2034 (Callable 10/01/2029) (b)	2,750,000	2,846,914
5.00%, 07/01/2035 (Callable 07/01/2028)	400,000	422,201
4.00%, 04/01/2042 (Callable 04/01/2032) (b)	50,000	54,440
5.00%, 10/01/2044 (Callable 04/01/2029)	1,750,000	1,825,678
4.00%, 04/01/2052 (Callable 04/01/2032) (b)	45,000	48,996
University of Wisconsin Hospitals & Clinics, 5.00%, 04/01/2043 (Callable 10/01/2028)	4,345,000	4,502,661
Village of Crivitz WI
5.00%, 04/01/2031	350,000	368,591
4.20%, 04/01/2032 (Callable 04/01/2031)	375,000	376,681
4.25%, 04/01/2033 (Callable 04/01/2031)	375,000	375,868
4.30%, 04/01/2034 (Callable 04/01/2031)	375,000	375,148
Village of Kewaskum WI
5.00%, 04/01/2031	320,000	345,275
5.00%, 04/01/2034 (Callable 04/01/2033)	640,000	683,072
4.25%, 04/01/2036 (Callable 04/01/2033)	640,000	637,464
4.50%, 04/01/2040 (Callable 04/01/2033)	645,000	643,429
4.50%, 04/01/2041 (Callable 04/01/2033)	175,000	173,997
4.63%, 04/01/2042 (Callable 04/01/2033)	625,000	624,142
Village of Mount Pleasant WI
3.00%, 03/01/2027 (Callable 11/01/2024)	800,000	800,013
4.00%, 04/01/2035 (Callable 04/01/2028)	1,795,000	1,838,808
5.00%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,060,376
4.00%, 04/01/2037 (Callable 04/01/2028)	1,000,000	1,013,575
5.00%, 04/01/2038 (Callable 04/01/2028)	1,000,000	1,056,268
5.00%, 04/01/2048 (Callable 04/01/2028)	565,000	581,036
Whitehall School District, 4.00%, 03/01/2031 (Callable 03/01/2030)	600,000	630,816
Wisconsin Center District
0.00%, 12/15/2027 (e)	525,000	475,310
0.00%, 12/15/2027 (e)	220,000	198,425
5.00%, 12/15/2027 (Callable 06/15/2026)	500,000	519,527
0.00%, 12/15/2028 (e)	1,045,000	912,276
0.00%, 12/15/2028 (e)	255,000	222,705
5.00%, 12/15/2028 (Callable 06/15/2026)	345,000	358,181
0.00%, 12/15/2029 (e)	315,000	265,757
0.00%, 12/15/2030 (e)	1,325,000	1,075,343
0.00%, 12/15/2030 (e)	460,000	373,327
0.00%, 12/15/2031 (e)	50,000	38,946
0.00%, 12/15/2034 (Callable 12/15/2030) (e)	615,000	419,882
5.25%, 12/15/2061 (Callable 12/15/2030) (b)	1,000,000	1,023,575
Wisconsin Health & Educational Facilities Authority
5.00%, 11/01/2024	155,000	155,025
5.00%, 03/01/2025 (Callable 10/22/2024)	840,000	840,380
5.00%, 11/01/2025	245,000	246,426
5.00%, 12/01/2025	135,000	137,844
5.00%, 03/01/2026 (Callable 10/22/2024)	820,000	820,542
5.00%, 07/01/2026 (Callable 10/22/2024)	50,000	50,091
5.00%, 12/01/2026 (Callable 11/01/2024)	1,290,000	1,291,454
5.00%, 03/01/2027 (Callable 10/22/2024)	1,095,000	1,092,577
5.00%, 08/01/2027 (Callable 07/01/2026) (b)	13,250,000	13,623,419
5.00%, 02/15/2028 (Callable 02/15/2027)	575,000	593,731
5.00%, 02/15/2028	3,205,000	3,418,190
5.00%, 03/01/2028 (Callable 10/22/2024)	830,000	827,804
5.00%, 08/15/2028 (Callable 11/01/2024)	1,025,000	1,027,402
5.00%, 11/01/2028 (Callable 11/01/2026)	470,000	483,983
5.00%, 12/01/2028 (Callable 11/01/2026)	395,000	412,404
5.00%, 11/01/2030 (Callable 11/01/2026)	515,000	531,608
5.00%, 12/15/2030 (Callable 12/15/2024)	480,000	481,666
5.00%, 10/01/2031 (Callable 10/01/2029)	250,000	273,116
5.00%, 04/01/2033 (Callable 10/01/2028)	2,130,000	2,268,190
5.00%, 04/01/2034 (Callable 04/01/2027)	550,000	573,995
4.00%, 10/15/2034 (Callable 10/15/2031)	1,000,000	1,037,046
4.00%, 11/15/2034 (Callable 05/15/2026)	1,000,000	1,008,566
4.38%, 06/01/2039 (Callable 11/01/2024)	230,000	229,993
5.00%, 12/15/2044 (Callable 12/15/2024)	675,000	675,375
5.00%, 12/01/2045 (Callable 12/01/2032)	2,000,000	2,160,187
4.00%, 11/15/2046 (Callable 05/15/2026)	1,030,000	975,929
5.25%, 12/01/2048 (Callable 12/01/2032)	3,000,000	3,295,677
5.00%, 02/15/2051 (Callable 08/15/2026) (a)	1,650,000	1,696,473
Wisconsin Housing & Economic Development Authority
5.00%, 12/01/2027 (Callable 12/01/2026) (a)	1,381,000	1,442,708
5.00%, 11/01/2058 (Callable 02/01/2027) (a)	2,860,000	2,993,009
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
1.90%, 03/01/2032 (Callable 09/01/2030)	855,000	726,043
4.00%, 03/01/2048 (Callable 03/01/2027)	1,390,000	1,394,552
4.25%, 03/01/2049 (Callable 09/01/2028)	760,000	771,661
Wisconsin Housing & Economic Development Authority Housing Revenue
0.50%, 11/01/2050 (Callable 10/22/2024) (a)	790,000	786,783
3.75%, 05/01/2054 (Callable 05/01/2025) (a)	1,945,000	1,952,008
		111,842,039

Wyoming - 0.3%
County of Laramie WY
4.00%, 05/01/2030	720,000	751,805
4.00%, 05/01/2032 (Callable 05/01/2031)	525,000	544,277
4.00%, 05/01/2034 (Callable 05/01/2031)	645,000	666,541
4.00%, 05/01/2036 (Callable 05/01/2031)	1,000,000	1,024,202
4.00%, 05/01/2037 (Callable 05/01/2031)	225,000	228,627
Snake River Sporting Club Improvement & Service District
4.25%, 07/15/2044 (Callable 07/15/2032)	1,000,000	1,024,190
5.50%, 07/15/2048 (Callable 07/15/2032)	900,000	990,136
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 06/15/2025)	4,500,000	4,513,236
Wyoming Community Development Authority, 4.00%, 12/01/2048 (Callable 06/01/2028)	780,000	785,729
		10,528,743
TOTAL MUNICIPAL BONDS (Cost $3,683,983,164)		3,721,615,183

U.S. TREASURY SECURITIES - 0.8%	Par	Value
United States Treasury Note/Bond
4.13%, 06/15/2026	20,000,000	20,135,156
4.38%, 08/31/2028	10,000,000	10,288,672
TOTAL U.S. TREASURY SECURITIES (Cost $29,625,813)		30,423,828

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%	Shares
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.25% (g)	4,769,698	4,769,698
TOTAL SHORT-TERM INVESTMENTS (Cost $4,769,698)		4,769,698

TOTAL INVESTMENTS - 100.4% (Cost $3,718,378,675)		3,756,808,709
Liabilities in Excess of Other Assets - (0.4)%		(16,758,594)
TOTAL NET ASSETS - 100.0%		$3,740,050,115

Percentages are stated as a percent of net assets.

SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $117,253,519 or 3.1% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax ("AMT"). As of September 30, 2024, the total value of securities subject to the AMT was $107,241,377 or 3.0% of net assets.
(d)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Baird Core Intermediate Municipal Bond Fund
Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Baird Core Intermediate Municipal Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$3,721,615,183	$–	$3,721,615,183
U.S. Treasury Securities	–	30,423,828	–	30,423,828
Money Market Funds	4,769,698	–	–	4,769,698
Total Investments	$4,769,698	$3,752,039,011	$–	$3,756,808,709

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.